UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-07607

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
(Exact name of registrant as specified in charter)

522 FIFTH AVENUE NEW YORK, NY		10036
(Address of principal executive offices)		(Zip code)

RANDY TAKIAN 522 FIFTH AVENUE NEW YORK, NY, 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-281-2715

Date of fiscal year end:	12/31

Date of reporting period:	3/31/10

Item 1. Schedule of Investments.

The Fund’s schedule of investment as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

The Universal Institutional Funds, Inc.

Capital Growth Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2010 (unaudited)

		Value
	Shares	(000)
Common Stocks (99.8%)
Air Transport (1.8%)
Expeditors International of Washington, Inc.	45,457	$1,678

Alternative Energy (5.3%)
Better Place (a)(b)(c)	173,780	521
Range Resources Corp.	24,422	1,145
Ultra Petroleum Corp. (c)	72,085	3,361
		5,027
Asset Management & Custodian (1.3%)
BlackRock, Inc., Class A	5,535	1,205

Biotechnology (2.2%)
Illumina, Inc. (c)	53,874	2,096

Casinos & Gambling (4.8%)
Las Vegas Sands Corp. (c)	72,503	1,533
Wynn Resorts Ltd.	39,731	3,013
		4,546
Cement (1.9%)
Cemex S.A.B. de C.V. ADR (c)	74,369	759
Martin Marietta Materials, Inc.	13,146	1,099
		1,858
Chemicals: Diversified (3.6%)
Monsanto Co.	48,584	3,470

Commercial Finance & Mortgage Companies (2.0%)
BM&F Bovespa S.A.	281,159	1,888

Commercial Services (7.7%)
China Merchants Holdings (International) Co., Ltd.	337,338	1,242
Corporate Executive Board Co. (The)	23,829	634
eBay, Inc. (c)	60,164	1,621
Leucadia National Corp. (c)	82,089	2,037
Monster Worldwide, Inc. (c)	29,623	492
SGS S.A. (Registered)	944	1,302
		7,328
Communications Technology (4.7%)
America Movil S.A.B. de C.V., Class L ADR	28,293	1,424
Cisco Systems, Inc. (c)	50,619	1,317
Research In Motion Ltd. (c)	24,066	1,780
		4,521
Computer Services Software & Systems (18.4%)
Adobe Systems, Inc. (c)	36,807	1,302
Baidu, Inc. ADR (c)	5,204	3,107
Google, Inc., Class A (c)	11,141	6,317
Salesforce.com, Inc. (c)	31,646	2,356
Tencent Holdings Ltd.	178,500	3,582
VMware, Inc., Class A (c)	17,192	916
		17,580
Computer Technology (8.0%)
Apple, Inc. (c)	30,542	7,175
Nvidia Corp. (c)	25,412	442
		7,617
Consumer Lending (10.7%)
American Express Co.	46,053	1,900
Berkshire Hathaway, Inc., Class B (c)	24,700	2,007
Mastercard, Inc., Class A	11,404	2,897
Redecard S.A.	124,950	2,312
Visa, Inc., Class A	12,352	1,124
		10,240
Diversified Financial Services (1.7%)
CME Group, Inc.	5,086	1,608

Diversified Media (0.8%)
McGraw-Hill Cos., Inc. (The)	22,080	787

Diversified: Retail (8.3%)
Amazon.com, Inc. (c)	49,918	6,775
Sears Holdings Corp. (c)	10,538	1,143
		7,918
Insurance: Multi-Line (1.5%)
Loews Corp.	37,543	1,400

Medical Equipment (1.5%)
Intuitive Surgical, Inc. (c)	4,167	1,451

Pharmaceuticals (1.9%)
Allergan, Inc.	19,487	1,273
Gen-Probe, Inc. (c)	10,946	547
		1,820
Real Estate Investment Trusts (REIT) (3.9%)
Brookfield Asset Management, Inc., Class A	144,883	3,683

Restaurants (1.5%)
Starbucks Corp. (c)	60,246	1,462

Securities Brokerage & Services (1.4%)
Charles Schwab Corp. (The)	73,445	1,373

Semi-Conductors/Components (0.5%)
First Solar, Inc. (c)	3,808	467

Shipping (1.3%)
C.H. Robinson Worldwide, Inc.	21,525	1,202

Wholesale & International Trade (3.1%)
Li & Fung Ltd.	602,000	2,962
Total Common Stocks (Cost $80,319)		95,187

Short-Term Investment (0.9%)
Investment Company (0.9%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (d) (Cost $885)	885,136	885
Total Investments (100.7%) (Cost $81,204) +		96,072
Liabilities in Excess of Other Assets (-0.7%)		(664)
Net Assets (100%)		$95,408

(a)

At March 31, 2010, the Portfolio held approximately $521,000 of fair valued securities, representing 0.6% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Portfolio’s Directors.

(b)	Security has been deemed illiquid at March 31, 2010.
(c)	Non-income producing security.

The Universal Institutional Funds, Inc.

Capital Growth Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2010 (unaudited)

(d)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended March 31, 2010, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio were recorded as dividends from affiliates and totaled less than $500. For the period ended March 31, 2010, the approximate cost of purchases and sales in the Liquidity Fund were $3,028,000 and $4,456,000, respectively.

+

At March 31, 2010, the U.S. Federal income tax cost basis of investments was approximately $81,204,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $14,868,000 of which $24,129,000 related to appreciated securities and $9,261,000 related to depreciated securities.

ADR	American Depositary Receipt

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2010. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

		Level 2
		Other	Level 3
	Level 1	significant	Significant
	Quoted	observable	unobservable
	prices	inputs	inputs	Total
Investment Type	(000)	(000)	(000)	(000)
Assets:
Common Stocks
Air Transport	$1,678	$—	$—	$1,678
Alternative Energy	4,506	—	521	5,027
Asset Management & Custodian	1,205	—	—	1,205
Biotechnology	2,096	—	—	2,096
Casinos & Gambling	4,546	—	—	4,546
Cement	1,858	—	—	1,858
Chemicals: Diversified	3,470	—	—	3,470
Commercial Finance & Mortgage Companies	1,888	—	—	1,888
Commercial Services	7,328	—	—	7,328
Communications Technology	4,521	—	—	4,521
Computer Services Software & Systems	17,580	—	—	17,580
Computer Technology	7,617	—	—	7,617
Consumer Lending	8,233	—	—	8,233
Diversified Financial Services	1,608	—	—	1,608
Diversified Media	787	—	—	787
Diversified: Retail	7,918	—	—	7,918
Insurance	2,007	—	—	2,007
Insurance: Multi-Line	1,400	—	—	1,400
Medical Equipment	1,451	—	—	1,451
Pharmaceuticals	1,820	—	—	1,820
Real Estate Investment Trusts (REIT)	3,683	—	—	3,683
Restaurants	1,462	—	—	1,462
Securities Brokerage & Services	1,373	—	—	1,373
Semi-Conductors/Components	467	—	—	467
Shipping	1,202	—	—	1,202
Wholesale & International Trade	2,962	—	—	2,962
Total Common Stocks	94,666	—	521	95,187
Short-Term Investment
Investment Company	885	—	—	885
Total Assets	95,551	—	521	96,072

Total	$95,551	$—	$521	$96,072

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Common
Stocks
(000)
Balance as of 12/31/09	$—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	521
Transfers in for Level 3	—
Transfers out of Level 3	—
Balance as of 3/31/10	$521
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 3/31/10.	$—

The Universal Institutional Funds, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2010 (unaudited)

	Face Amount		Value
	(000)		(000)
Fixed Income Securities (98.1%)
Agency Adjustable Rate Mortgages (1.6%)
Federal Home Loan Mortgage Corp.,
Conventional Pools:
5.50%, 5/1/37	$1,083		$1,143
6.04%, 2/1/37	388		411
Federal National Mortgage Association,
Conventional Pools:
5.74%, 12/1/36	867		910
5.78%, 3/1/38	466		487
Government National Mortgage Association,
Various Pools:
3.13%, 12/20/25	18		18
3.63%, 9/20/27	8		8
4.38%, 1/20/25 - 6/20/25	378		393
			3,370
Agency Bonds — Banking (FDIC Guaranteed) (1.5%)
FDIC Structured Sale Gauranteed Notes,
0.80%, 2/25/48(a)(b)	1,000		1,003
U.S. Central Federal Credit Union,
1.90%, 10/19/12(c)	2,190		2,211
			3,214
Agency Fixed Rate Mortgages (26.9%)
Federal Home Loan Mortgage Corp.,
Gold Pools:
4.50%, 5/1/23	1,536		1,597
5.00%, 1/1/37	4,469		4,628
5.50%, 5/1/38	3,665		3,875
6.00%, 8/1/37 - 5/1/38	382		411
6.50%, 9/1/32	38		42
7.50%, 6/1/20 - 5/1/35	249		283
8.00%, 8/1/32	109		126
8.50%, 8/1/31	136		160
April TBA:
5.50%, 4/15/40(d)	1,425		1,505
6.50%, 4/15/37(d)	3,125		3,398
May TBA:
6.00%, 5/15/40(d)	1,425		1,524
Federal National Mortgage Association,
Conventional Pools:
5.00%, 10/1/35 - 4/1/39	9,243		9,559
5.50%, 5/1/37 - 8/1/38	6,646		7,023
6.50%, 11/1/27 - 10/1/38	270		296
7.00%, 6/1/29 - 11/1/32	104		117
7.50%, 8/1/37	370		419
8.00%, 4/1/33	280		325
8.50%, 10/1/32	258		301
9.50%, 4/1/30	83		98
13.00%, 10/1/15	—	@	—	@
April TBA:
4.50%, 4/25/24 - 4/25/40(d)	2,900		2,919
May TBA:
6.00%, 5/25/40(d)	10,525		11,230
June TBA:
5.50%, 6/25/40(d)	6,375		6,690
Government National Mortgage Association,
Various Pools:
9.00%, 1/15/25	7		8
9.50%, 10/15/16	10		11
April TBA:
5.00%, 4/15/40(d)	700		728
			57,273
Asset Backed Securities (1.2%)
Ari Fleet Lease Trust,
1.68%, 8/15/18(a)(b)	414		415
Chesapeake Funding LLC,
2.23%, 12/15/20(a)(b)	400		403
Chrysler Financial Auto Securitization Trust,
1.01%, 7/15/10	104		104
Ford Credit Floorplan Master Owner Trust,
1.93%, 2/15/17(a)(b)	875		882
GE Dealer Floorplan Master Note Trust,
1.79%, 10/20/14(a)(b)	500		500
SLM Student Loan Trust,
0.24%, 10/27/14(a)	329		329
			2,633
Collateralized Mortgage Obligations (0.2%)
Federal Home Loan Mortgage Corp.,
IO STRIPS
7.50%, 12/1/29	19		4
8.00%, 1/1/28 - 6/1/31	38		8
Federal National Mortgage Association,
IO REMIC
6.00%, 5/25/33 - 7/25/33	751		126
IO STRIPS
8.00%, 4/1/24 - 6/1/30	138		27
9.00%, 11/1/26	6		1
REMIC
7.00%, 9/25/32	224		251
			417
Commercial Mortgage Backed Securities (3.0%)
Banc of America Commercial Mortgage, Inc.,
5.74%, 2/10/51(a)	1,800		1,750
Citigroup Commercial Mortgage Trust,
5.43%, 10/15/49	950		956
5.73%, 3/15/49(a)	1,175		1,234
Commercial Mortgage Pass-Through Certificates,
5.82%, 12/10/49(a)(c)	800		801
Greenwich Capital Commercial Funding Corp.,
5.44%, 3/10/39	850		828
Lehman Brothers-UBS Commercial Mortgage Trust,
5.16%, 2/15/31	755		767
			6,336
Finance (13.9%)
Abbey National Treasury Services plc,
3.88%, 11/10/14(b)(c)	330		328
Aegon N.V.,
4.63%, 12/1/15	425		429
AIG SunAmerica Global Financing VI,
6.30%, 5/10/11(b)	835		860
American Express Credit Corp.,
7.30%, 8/20/13	520		584
Ameriprise Financial, Inc.,
5.30%, 3/15/20	170		172

The Universal Institutional Funds, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2010 (unaudited)

	Face Amount	Value
	(000)	(000)
Finance (cont’d)
AvalonBay Communities, Inc.,
6.10%, 3/15/20	$330	$351
Bank of America Corp.,
7.63%, 6/1/19(c)	320	367
Barclays Bank plc,
6.75%, 5/22/19	535	593
BB&T Corp.,
6.85%, 4/30/19	295	336
Bear Stearns Cos. LLC (The),
7.25%, 2/1/18	320	370
Boston Properties LP,
5.88%, 10/15/19(c)	350	364
Brookfield Asset Management, Inc.,
5.80%, 4/25/17	455	445
Capital One Bank USA NA,
8.80%, 7/15/19	425	514
Catlin Insurance Co., Ltd.,
7.25%, (a)(b)(e)	400	356
Citigroup, Inc.,
8.50%, 5/22/19	1,465	1,713
Commonwealth Bank of Australia,
5.00%, 10/15/19(b)	360	362
Credit Suisse USA, Inc.,
5.13%, 8/15/15	340	365
Credit Suisse,
5.40%, 1/14/20	125	126
Credit Suisse, New York,
6.00%, 2/15/18	145	154
Duke Realty LP,
6.75%, 3/15/20	350	357
Farmers Exchange Capital,
7.05%, 7/15/28(b)	605	559
Farmers Insurance Exchange,
8.63%, 5/1/24(b)	250	269
General Electric Capital Corp.,
5.50%, 1/8/20	375	383
5.63%, 5/1/18(c)	960	1,005
6.00%, 8/7/19	465	492
Goldman Sachs Group, Inc. (The),
6.15%, 4/1/18	1,020	1,081
HBOS plc,
6.75%, 5/21/18(b)	790	727
Health Care REIT, Inc.,
6.13%, 4/15/20	325	327
HSBC Finance Corp.,
6.38%, 10/15/11	185	197
JPMorgan Chase & Co.,
6.00%, 1/15/18	540	587
6.30%, 4/23/19	115	127
KeyCorp,
6.50%, 5/14/13(c)	520	556
Lloyds TSB Bank plc,
5.80%, 1/13/20(b)	120	117
Macquarie Group Ltd.,
6.00%, 1/14/20(b)(c)	640	640
Merrill Lynch & Co., Inc.,
6.88%, 4/25/18	1,360	1,468
NASDAQ OMX Group, Inc. (The),
5.55%, 1/15/20	430	428
National Australia Bank Ltd.,
3.75%, 3/2/15(b)	625	628
Nationwide Building Society,
6.25%, 2/25/20(b)(c)	900	919
Nordea Bank AB,
4.88%, 1/27/20(b)	430	427
Pacific Lifecorp,
6.00%, 2/10/20(b)	325	318
Platinum Underwriters Finance, Inc.,
7.50%, 6/1/17	305	328
PNC Funding Corp.,
5.13%, 2/8/20	415	419
6.70%, 6/10/19	340	380
Principal Financial Group, Inc.,
8.88%, 5/15/19	235	283
Prudential Financial, Inc.,
4.75%, 9/17/15(c)	430	443
6.63%, 12/1/37	130	137
7.38%, 6/15/19	100	115
Rabobank Nederland N.V.,
4.75%, 1/15/20(b)	835	836
Regions Financial Corp.,
7.75%, 11/10/14	330	348
Reinsurance Group of America, Inc.,
6.45%, 11/15/19	310	325
Royal Bank of Scotland, plc (The),
4.88%, 3/16/15	770	771
Simon Property Group LP,
5.65%, 2/1/20	150	147
6.75%, 5/15/14(c)	455	498
Svenska Handelsbanken AB,
5.13%, 3/30/20(b)	425	426
TD Ameritrade Holding Corp.,
5.60%, 12/1/19	560	567
UBS AG,
5.88%, 12/20/17	480	498
Vornado Realty LP,
4.25%, 4/1/15	325	323
WEA Finance LLC/WT Finance Australia Property Ltd.,
6.75%, 9/2/19(b)	400	428
Wells Fargo & Co.,
5.63%, 12/11/17	870	924
Westpac Banking Corp.,
4.20%, 2/27/15	325	335
Xlliac Global Funding,
4.80%, 8/10/10(b)	825	833
		29,765
Industrials (13.7%)
Adobe Systems, Inc.,
4.75%, 2/1/20	225	221
Agilent Technologies, Inc.,
5.50%, 9/14/15(c)	280	300
Altria Group, Inc.,
9.25%, 8/6/19	175	213
Anglo American Capital plc,
9.38%, 4/8/19(b)	255	325

The Universal Institutional Funds, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2010 (unaudited)

	Face Amount	Value
	(000)	(000)
Industrials (cont’d)
Anheuser-Busch InBev Worldwide, Inc.,
4.13%, 1/15/15(c)	$30	$31
5.38%, 11/15/14(b)	80	86
7.20%, 1/15/14(b)	285	327
ArcelorMittal,
9.85%, 6/1/19(c)	720	917
AT&T Corp.,
8.00%, 11/15/31	265	323
AT&T, Inc.,
6.15%, 9/15/34	415	411
6.30%, 1/15/38	170	173
BAT International Finance plc,
9.50%, 11/15/18(b)	330	428
Biogen Idec, Inc.,
6.88%, 3/1/18	333	365
Bombardier, Inc.,
7.50%, 3/15/18(b)(c)	115	120
7.75%, 3/15/20(b)(c)	220	231
Boston Scientific Corp.,
6.00%, 1/15/20(c)	660	625
Bunge Ltd. Finance Corp.,
8.50%, 6/15/19	195	227
CA, Inc.,
5.38%, 12/1/19	75	76
Case New Holland, Inc.,
7.75%, 9/1/13(b)(c)	220	229
CBS Corp.,
8.88%, 5/15/19(c)	295	357
CenturyTel, Inc.,
6.15%, 9/15/19	120	119
Chesapeake Energy Corp.,
6.88%, 1/15/16	450	447
Comcast Corp.,
5.15%, 3/1/20	255	258
5.70%, 5/15/18(c)	470	499
ConAgra Foods, Inc.,
8.25%, 9/15/30	360	443
Constellation Brands, Inc.,
7.25%, 9/1/16	140	145
Cooper U.S., Inc.,
5.25%, 11/15/12	290	315
Corning, Inc.,
6.63%, 5/15/19	385	428
COX Communications, Inc.,
8.38%, 3/1/39(b)	165	207
CRH America, Inc.,
6.00%, 9/30/16(c)	325	350
CSC Holdings LLC,
7.63%, 7/15/18(c)	265	278
CSX Corp.,
6.15%, 5/1/37	120	121
CVS Pass-Through Trust,
6.04%, 12/10/28	346	343
8.35%, 7/10/31(b)(c)	396	460
Daimler Finance North America LLC,
7.30%, 1/15/12(c)	190	207
Delhaize America, Inc.,
9.00%, 4/15/31	258	329
Deutsche Telekom International Finance B.V.,
8.75%, 6/15/30	165	212
DirecTV Holdings LLC/DirecTV Financing Co., Inc.,
5.88%, 10/1/19(b)(c)	160	167
7.63%, 5/15/16	150	168
FBG Finance Ltd.,
5.13%, 6/15/15(b)	320	338
Freeport-McMoRan Copper & Gold, Inc.,
8.38%, 4/1/17	130	145
Gaz Capital S.A.,
6.51%, 3/7/22(b)	165	165
General Electric Co.,
5.25%, 12/6/17	195	205
Grupo Televisa S.A.,
6.00%, 5/15/18(c)	200	208
Harley-Davidson Funding Corp.,
6.80%, 6/15/18(b)	380	380
HCA, Inc.,
8.50%, 4/15/19(b)	225	243
Holcim U.S. Finance Sarl & Cie SCS,
6.00%, 12/30/19(b)(c)	180	187
Home Depot, Inc.,
5.88%, 12/16/36	435	424
International Paper Co.,
7.30%, 11/15/39(c)	195	209
7.50%, 8/15/21(c)	215	245
JC Penney Corp., Inc.,
6.38%, 10/15/36	490	459
KLA-Tencor Corp.,
6.90%, 5/1/18	400	435
Kraft Foods, Inc.,
5.38%, 2/10/20	705	718
7.00%, 8/11/37	115	127
Life Technologies Corp.,
6.00%, 3/1/20	300	308
Medco Health Solutions, Inc.,
7.13%, 3/15/18	630	719
MGM Mirage,
13.00%, 11/15/13(c)	435	509
Mosaic Co. (The),
7.63%, 12/1/16(b)	460	505
New Communications Holdings, Inc.,
8.50%, 4/15/20(b)	200	202
Newmont Mining Corp.,
5.13%, 10/1/19(c)	115	116
News America, Inc.,
7.85%, 3/1/39	460	548
Nissan Motor Acceptance Corp.,
4.50%, 1/30/15(b)	185	186
Petrobras International Finance Co.,
5.75%, 1/20/20(c)	405	417
Pioneer Natural Resources Co.,
6.65%, 3/15/17	150	151
Potash Corp. of Saskatchewan, Inc.,
5.88%, 12/1/36	90	89
Questar Market Resources, Inc.,
6.80%, 4/1/18	295	323

The Universal Institutional Funds, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2010 (unaudited)

	Face Amount	Value
	(000)	(000)
Industrials (cont’d)
QVC, Inc.,
7.13%, 4/15/17(b)	$90	$91
Qwest Corp.,
6.50%, 6/1/17	210	220
6.88%, 9/15/33	495	480
Rio Tinto Finance USA Ltd.,
9.00%, 5/1/19	395	508
Sable International Finance Ltd.,
7.75%, 2/15/17(b)(c)	480	502
SBA Telecommunications, Inc.,
8.25%, 8/15/19(b)(c)	255	273
Systems 2001 Asset Trust LLC,
6.66%, 9/15/13(b)	388	409
Teck Resources Ltd.,
10.25%, 5/15/16	355	424
Telecom Italia Capital S.A.,
7.00%, 6/4/18	760	823
7.18%, 6/18/19	20	22
Telefonica Europe B.V.,
8.25%, 9/15/30	555	683
Time Warner Cable, Inc.,
8.75%, 2/14/19	650	807
Time Warner, Inc.,
5.88%, 11/15/16	220	241
7.70%, 5/1/32	40	46
UnitedHealth Group, Inc.,
6.00%, 2/15/18(c)	165	176
Vale Overseas Ltd.,
5.63%, 9/15/19(c)	250	259
6.88%, 11/10/39	75	78
Verizon Communications, Inc.,
6.35%, 4/1/19	235	261
8.95%, 3/1/39(c)	405	551
Viacom, Inc.,
6.88%, 4/30/36	275	292
Vivendi S.A.,
6.63%, 4/4/18(b)	240	260
Weatherford International Ltd.,
9.63%, 3/1/19(c)	450	570
WellPoint, Inc.,
7.00%, 2/15/19	160	182
WPP Finance,
8.00%, 9/15/14(c)	270	311
Xerox Corp.,
5.63%, 12/15/19(c)	100	103
6.35%, 5/15/18	135	146
Yum! Brands, Inc.,
5.30%, 9/15/19	100	102
6.25%, 3/15/18	345	379
		29,241
Mortgages — Other (1.7%)
Countrywide Alternative Loan Trust,
6.00%, 4/25/37	1,880	1,193
First Horizon Alternative Mortgage Securities,
5.00%, 11/25/20	684	625
6.25%, 8/25/36	686	498
Lehman Mortgage Trust,
5.50%, 2/25/36	675	538
Mastr Adjustable Rate Mortgages Trust,
1.40%, 4/25/46(a)	1,156	86
Suntrust Alternative Loan Trust,
6.00%, 12/25/35	888	625
		3,565
Municipal Bonds (1.4%)
Chicago Transit Authority,
6.20%, 12/1/40	255	255
City of New York,
5.97%, 3/1/36	215	214
Illinois State Toll Highway Authority, Highway Revenue, Build America Bonds,
6.18%, 1/1/34	630	641
Municipal Electric Authority of Georgia,
6.64%, 4/1/57	220	219
6.66%, 4/1/57	415	415
State of California, General Obligation Bonds,
5.95%, 4/1/16	1,195	1,245
		2,989
Sovereign (0.6%)
Export-Import Bank of Korea,
4.13%, 9/9/15	165	166
Federative Republic of Brazil,
6.00%, 1/17/17(c)	560	611
Korea Development Bank,
4.38%, 8/10/15(c)	335	340
State of Quatar,
4.00%, 1/20/15(b)	275	282
		1,399
U.S. Agency Securities (5.4%)
Federal Home Loan Mortgage Corp.,
2.88%, 2/9/15(c)	3,500	3,525
4.88%, 6/13/18(c)	2,500	2,680
6.75%, 3/15/31(c)	800	974
Federal National Mortgage Association,
1.75%, 2/22/13(c)	1,200	1,202
2.50%, 5/15/14	2,000	2,013
4.38%, 10/15/15(c)	1,080	1,154
		11,548
U.S. Treasury Securities (24.4%)
U.S. Treasury Bonds,
3.50%, 2/15/39(c)	600	486
4.25%, 5/15/39(c)	6,700	6,210
6.00%, 2/15/26	6,470	7,632
U.S. Treasury Notes,
2.25%, 1/31/15	500	495
2.38%, 10/31/14(c)	7,000	6,993
2.50%, 3/31/15	2,960	2,953
2.63%, 12/31/14(c)	2,000	2,015
2.75%, 2/15/19(c)	1,200	1,114
3.00%, 8/31/16(c)	4,200	4,171
3.25%, 12/31/16(c)	4,500	4,507
3.63%, 8/15/19(c)	8,000	7,905
3.75%, 11/15/18(c)	7,450	7,509
		51,990

The Universal Institutional Funds, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2010 (unaudited)

	Face Amount	Value
	(000)	(000)
Utilities (2.6%)
AES Corp. (The),
8.75%, 5/15/13(b)	$425	$433
CenterPoint Energy Resources Corp.,
6.25%, 2/1/37	185	181
7.88%, 4/1/13	180	206
CMS Energy Corp.,
6.25%, 2/1/20	635	631
Colorado Interstate Gas Co.,
6.80%, 11/15/15	275	308
El Paso Corp.,
8.25%, 2/15/16	230	247
Enterprise Products Operating LLC,
5.25%, 1/31/20(c)	110	111
6.50%, 1/31/19	370	410
FirstEnergy Solutions Corp.,
6.05%, 8/15/21(c)	525	527
Kinder Morgan Finance Co. ULC,
5.70%, 1/5/16	570	561
NiSource Finance Corp.,
6.13%, 3/1/22	200	209
6.80%, 1/15/19	395	430
NRG Energy, Inc.,
8.50%, 6/15/19(c)	245	249
Plains All American Pipeline LP/PAA Finance Corp.,
6.70%, 5/15/36	310	320
8.75%, 5/1/19	185	226
PPL Energy Supply LLC,
6.30%, 7/15/13	390	428
		5,477
Total Fixed Income Securities (Cost $205,359)		209,217

	Shares
Short-Term Investments (25.6%)
Securities held as Collateral on Loaned Securities (15.8%)
Investment Company (14.5%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (f)	30,899,660	30,900

	Face Amount
	(000)
Repurchase Agreement (1.3%)

Deutsche Bank Securities, Inc., 0.02%, dated 3/31/10, due 4/1/10, repurchase price $2,777; fully collateralized by U.S government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Bank, Fixed Rate Mortgage, 4.00%, due 9/6/13; Federal Home Loan Bank, Discount Note, Zero Coupon, due 4/14/10; Federal Home Loan Mortgage Corp., Adjustable Rate Mortgage, 0.15%, due 7/12/10; Federal Home Loan Mortgage Corp., Discount Note, Zero Coupon, due 5/25/10; Federal National Mortgage Association, Fixed Rate Mortgages, 2.38% to 6.00%, due 5/20/10 to 1/22/37; Federal National Mortgage Association, Discount Note, Zero Coupon, due 6/16/10, valued at $2,833.

	$2,777	2,777
		33,677

	Shares
Investment Company (1.5%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (f)	3,201,320	3,201

	FaceAmount
	(000)
U.S. Treasury Securities (8.3%)
U.S. Treasury Bills,
0.13%, 5/6/10(c)(g)(h)(i)	$1,705	1,705
0.18%, 8/19/10(g)	6,000	5,996
0.20%, 9/2/10(c)(g)	10,000	9,991
		17,692
Total Short-Term Investments (Cost $54,569)		54,570
Total Investments (123.7%) (Cost $259,928) — Including $53,082 of Securities Loaned +		263,787
Liabilities in Excess of Other Assets (-23.7%)		(50,570)
Net Assets (100%)		$213,217

(a)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated rate. The rates shown are those in effect on March 31, 2010.
(b)	144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

The Universal Institutional Funds, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2010 (unaudited)

(c)

All or a portion of security on loan at March 31, 2010. At March 31, 2010, the Portfolio had loaned securities with a total value of approximately $53,082,000. This was secured by collateral of approximately $33,677,000 which was received as cash and subsequently invested in short-term investments as reported in the Portfolio of Investments. The remaining collateral of $20,769,000 was received in the form of short-term pooled securities, which the Portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio of Investments.

(d)	Security is subject to delayed delivery.
(e)

Perpetual — Security does not have a predetermined maturity date. Rate for this security is fixed for a period of time then reverts to a floating rate. The interest shown is the rate in effect at March 31, 2010.

(f)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended March 31, 2010, advisory fees paid were reduced by approximately $2,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio were recorded as dividends from affiliates and totaled approximately $14,000. For the period ended March 31, 2010, the approximate cost of purchases and sales in the Liquidity Fund were $261,492,000 and $245,600,000, respectively.

(g)	Rate shown is the yield to maturity at March 31, 2010.
(h)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(i)	All or a portion of the security was pledged as collateral for swap agreements.
@	Face Amount/Value is less than $500.
+

At March 31, 2010, the U.S. Federal income tax cost basis of investments was approximately $259,928,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $3,859,000 of which $6,462,000 related to appreciated securities and $2,603,000 related to depreciated securities.

IO	Interest Only
REMIC	Real Estate Mortgage Investment Conduit
STRIPS	Separate Trading of Registered Interest and Principal of Securities.
TBA	To Be Announced

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
U.S. Treasury
5 yr. Note	603	$69,251	Jun-10	$(383)
Short:
U.S. Treasury
2 yr. Note	76	16,488	Jun-10	17
U.S. Treasury
10 yr. Note	210	24,413	Jun-10	99
U.S. Treasury
30 yr. Bond	33	3,832	Jun-10	29
				$(238)

The Universal Institutional Funds, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2010 (unaudited)

Interest Rate Swap Agreements

The Portfolio had the following interest rate swap agreement(s) open at period end:

						Unrealized
					Notional	Appreciation
	Floating Rate	Pay/Receive		Termination	Amount	(Depreciation)
Swap Counterparty	Index	Floating Rate	Fixed Rate	Date	(000)	(000)
Credit Suisse
	3 Month LIBOR	Receive	2.63%	3/11/15	$22,870	$43
	3 Month LIBOR	Pay	5.09	12/23/19	13,400	(21)
	3 Month LIBOR	Receive	4.39	12/23/39	3,215	26
Deutsche Bank
	3 Month LIBOR	Pay	2.90	1/11/15	9,960	(177)
	3 Month LIBOR	Receive	2.65	3/26/15	11,420	26
	3 Month LIBOR	Pay	4.40	10/1/16	44,356	(229)
	3 Month LIBOR	Receive	4.41	10/3/18	23,863	283
UBS
	3 Month LIBOR	Pay	2.84	1/8/15	1,070	(16)
						$(65)

Zero Coupon Swap Agreements

The Portfolio had the following zero coupon swap agreement(s) open at period end:

					Unrealized
	Notional				Appreciation
	Amount	Floating	Pay/Receive	Termination	(Depreciation)
Swap Counterparty	(000)	Rate Index	Floating Rate	Date	(000)
Deutsche Bank
	$5,488	3 Month LIBOR	Receive	11/15/21	$1
JPMorgan Chase
	1,125	3 Month LIBOR	Receive	11/15/21	(23)
					$(22)

LIBOR — London Interbank Offered Rate

The Universal Institutional Funds, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2010 (unaudited)

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2010. (See Notes to the Portfolio of Investments for further information regarding the fair value measurement.)

		Level 2
		Other	Level 3
	Level 1	significant	Significant
	Quoted	observable	unobservable
	prices	inputs	inputs	Total
Investment Type	(000)	(000)	(000)	(000)
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$3,370	$—	$3,370
Agency Bonds — Banking (FDIC Guaranteed)	—	3,214	—	3,214
Agency Fixed Rate Mortgages	—	57,273	—	57,273
Asset Backed Securities	—	2,633	—	2,633
Collateralized Mortgage Obligations — Agency Collateral Series	—	417	—	417
Commercial Mortgage Backed Securities	—	6,336	—	6,336
Finance	—	29,765	—	29,765
Industrials	—	29,241	—	29,241
Mortgages — Other	—	3,565	—	3,565
Municipal Bonds	—	2,989	—	2,989
Sovereign	—	1,399	—	1,399
U.S. Agency Securities	—	11,548	—	11,548
U.S. Treasury Securities	—	51,990	—	51,990
Utilities	—	5,477	—	5,477
Total Fixed Income Securities	—	209,217	—	209,217
Futures Contracts	145	—	—	145
Interest Rate Swap Agreements	—	378	—	378
Short-Term Investments
Investment Companies	34,101	—	—	34,101
Repurchase Agreement	—	2,777	—	2,777
U.S. Treasury Securities	—	17,692	—	17,692
Total Short-Term Investments	34,101	20,469	—	54,570
Zero Coupon Swap Agreements	—	1	—	1
Total Assets	34,246	230,065	—	264,311

Liabilities:
Futures Contracts	383	—	—	383
Interest Rate Swap Agreements	—	443	—	443
Zero Coupon Swap Agreements	—	23	—	23
Total Liabilities	383	466	—	849

Total	$33,863	$229,599	$—	$263,462

The Universal Institutional Funds, Inc.

Emerging Markets Debt Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2010 (unaudited)

		Face Amount	Value
		(000)	(000)
Fixed Income Securities (95.1%)
Argentina (3.2%)
Sovereign (3.2%)
Republic of Argentina,
0.39%, 8/3/12 (a)		$5,787	$5,220
8.28%, 12/31/33 (b)		1,152	870
			6,090
Brazil (15.7%)
Sovereign (15.7%)
Banco Nacional de Desenvolvimento Economico e Social,
5.50%, 7/12/20 (c)		1,360	1,353
6.37%, 6/16/18 (c)		2,340	2,492
Federative Republic of Brazil,
Zero Coupon, 5/15/11 - 1/1/21	BRL	14,153	7,521
5.88%, 1/15/19 (b)		$1,060	1,145
7.13%, 1/20/37 (b)		350	400
8.00%, 1/15/18 (b)		4,074	4,768
8.88%, 10/14/19		3,075	3,974
8.88%, 4/15/24 (b)		690	916
10.50%, 7/14/14		1,270	1,632
11.00%, 8/17/40 (b)		3,850	5,173
			29,374
Bulgaria (0.3%)
Sovereign (0.3%)
Republic of Bulgaria,
8.25%, 1/15/15 (c)		493	584

Colombia (3.1%)
Sovereign (3.1%)
Republic of Colombia,
7.38%, 3/18/19 (b)		2,820	3,257
11.75%, 2/25/20		1,690	2,484
			5,741
Croatia (0.4%)
Sovereign (0.4%)
Republic of Croatia,
6.75%, 11/5/19 (c)		760	838

Dominican Republic (0.2%)
Sovereign (0.2%)
Dominican Republic,
9.04%, 1/23/18		317	350

Ecuador (0.5%)
Sovereign (0.5%)
Republic of Ecuador,
9.38%, 12/15/15		1,050	984

Georgia (0.3%)
Sovereign (0.3%)
Republic of Georgia,
7.50%, 4/15/13		500	525

Ghana (1.0%)
Sovereign (1.0%)
Republic of Ghana,
8.50%, 10/4/17		340	378
8.50%, 10/4/17 (c)		1,296	1,422

Indonesia (7.4%)
Corporate (0.5%)
Pindo Deli Finance Mauritius,
Tranche A, Zero Coupon, 4/28/15(a)(c)(d)(e)		195	48
Tranche B, Zero Coupon, 4/28/18(a)(c)(d)(e)		1,640	209
Tranche C, Zero Coupon, 4/28/25(a)(c)(d)		2,691	54
Tjiwi Kimia Finance Mauritius Ltd.,
Tranche A, Zero Coupon, 4/28/15(a)(d)(e)		781	182
Tranche B, Zero Coupon, 4/28/18(a)(c)(d)(e)		1,433	283
Tranche C, Zero Coupon, 4/28/27(a)(c)(d)(e)		2,923	58
			834
Sovereign (6.9%)
Republic of Indonesia,
6.88%, 1/17/18		1,500	1,684
6.88%, 1/17/18 (c)		250	280
7.75%, 1/17/38		1,230	1,439
7.75%, 1/17/38 (c)		2,926	3,424
11.63%, 3/4/19		3,600	5,193
11.63%, 3/4/19 (b)(c)		640	923
			12,943
			13,777
Ivory Coast (0.6%)
Sovereign (0.6%)
Ivory Coast,
4.00%, 3/31/18 (e)		1,270	832
8.75%, 12/22/14		220	221
			1,053
Kazakhstan (3.4%)
Sovereign (3.4%)
Intergas Finance BV,
6.38%, 5/14/17		410	424
KazMunaiGaz Finance Sub BV,
9.13%, 7/2/18		800	978
9.13%, 7/2/18 (b)(c)		4,130	5,023
			6,425
Lithuania (0.4%)
Sovereign (0.4%)
Republic of Lithuania,
6.75%, 1/15/15 (c)		770	844

Mexico (11.9%)
Sovereign (11.9%)
Mexican Bonos,
8.50%, 5/31/29 - 11/18/38	MXN	74,930	6,161
Pemex Project Funding Master Trust,
1.56%, 6/15/10 (a)(c)		$1,290	1,290
8.63%, 12/1/23		1,350	1,559
United Mexican States,
4.00%, 6/13/19	MXN	21,657	1,835
5.63%, 1/15/17 (b)		$689	740

The Universal Institutional Funds, Inc.

Emerging Markets Debt Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2010 (unaudited)

		Face Amount	Value
		(000)	(000)
Mexico (cont’d)
5.95%, 3/19/19		$5,072	$5,503
6.05%, 1/11/40		1,140	1,143
6.75%, 9/27/34		3,591	3,968
			22,199
Pakistan (0.4%)
Sovereign (0.4%)
Republic of Pakistan,
6.88%, 6/1/17		370	339
7.13%, 3/31/16		310	292
7.13%, 3/31/16 (c)		130	121
			752
Panama (2.5%)
Sovereign (2.5%)
Republic of Panama,
5.20%, 1/30/20		3,240	3,281
8.88%, 9/30/27		383	496
9.38%, 4/1/29		740	1,008
			4,785
Peru (4.8%)
Sovereign (4.8%)
Republic of Peru,
7.13%, 3/30/19		2,070	2,408
7.35%, 7/21/25		2,170	2,528
8.75%, 11/21/33 (b)		3,005	3,997
			8,933
Philippines (4.2%)
Sovereign (4.2%)
Republic of Philippines,
8.38%, 6/17/19		672	823
8.88%, 3/17/15		2,128	2,633
9.00%, 2/15/13		2,180	2,581
9.50%, 2/2/30		1,321	1,770
			7,807
Russia (11.4%)
Sovereign (11.4%)
RSHB Capital S.A. for OJSC Russian Agricultural Bank,
6.30%, 5/15/17 (b)(c)		1,401	1,461
7.18%, 5/16/13		10	11
7.18%, 5/16/13 (c)		1,210	1,316
Russian Federation,
7.50%, 3/31/30 (c)(f)		578	669
Russian Federation (Registered),
7.50%, 3/31/30 (f)		11,316	13,071
12.75%, 6/24/28		2,700	4,792
			21,320
South Africa (0.2%)
Sovereign (0.2%)
Republic of South Africa,
5.50%, 3/9/20		370	377

South Korea (1.2%)
Sovereign (1.2%)
Export-Import Bank of Korea,
5.88%, 1/14/15		1,150	1,242
Korea Development Bank,
8.00%, 1/23/14 (b)		510	589
Republic of Korea,
5.75%, 4/16/14 (b)		350	383
			2,214
Trinidad (0.7%)
Sovereign (0.7%)
National Gas Co. of Trinidad & Tobago Ltd.,
6.05%, 1/15/36 (c)		1,499	1,359

Turkey (9.0%)
Sovereign (9.0%)
Republic of Turkey,
4.50%, 2/11/15	TRY	4,770	3,298
6.75%, 4/3/18 - 5/30/40		$4,222	4,483
6.88%, 3/17/36 (b)		679	689
7.50%, 7/14/17 - 11/7/19		3,408	3,887
11.00%, 1/14/13		617	745
11.88%, 1/15/30		2,340	3,741
			16,843
Ukraine (3.5%)
Sovereign (3.5%)
Ukraine Government,
6.58%, 11/21/16		2,376	2,290
6.75%, 11/14/17		3,710	3,576
7.65%, 6/11/13		776	793
			6,659
Uruguay (0.2%)
Sovereign (0.2%)
Republic of Uruguay,
8.00%, 11/18/22		340	406

Venezuela (8.6%)
Sovereign (8.6%)
Republic of Venezuela,
5.75%, 2/26/16		1,634	1,193
6.00%, 12/9/20		880	548
7.00%, 3/31/38		1,079	645
7.65%, 4/21/25		1,850	1,212
8.50%, 10/8/14 (b)		770	674
9.00%, 5/7/23		1,423	1,063
9.25%, 9/15/27 - 5/7/28		9,111	6,998
10.75%, 9/19/13 (b)		3,760	3,694
			16,027
Total Fixed Income Securities (Cost $167,202)			178,066

		No. of
		Warrants
Warrants (0.1%)
Nigeria (0.0%)
Central Bank of Nigeria, expires 11/15/20 (a)(d)		750	87

The Universal Institutional Funds, Inc.

Emerging Markets Debt Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2010 (unaudited)

	No. of	Value
	Warrants	(000)
Venezuela (0.1%)
Republic of Venezuela, Oil-Linked Payment Obligation, expires 4/15/20 (a)(d)	3,750	$103
Total Warrants (Cost $-)		190

	Shares
Short-Term Investments (10.0%)
Securities held as Collateral on Loaned Securities (6.6%)
Investment Company (6.1%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (g)	11,421,586	11,422

	Face Amount
	(000)
Repurchase Agreement (0.5%)

Deutsche Bank Securities, Inc., 0.02%, dated 3/31/10, due 4/1/10, repurchase price $ 1,026; fully collateralized by U.S government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Bank, Fixed Rate Mortgage, 4.00%, due 9/6/13; Federal Home Loan Bank, Discount Note, Zero Coupon, due 4/14/10; Federal Home Loan Mortgage Corp., Adjustable Rate Mortgage, 0.15%, due 7/12/10; Federal Home Loan Mortgage Corp., Discount Note, Zero Coupon, due 5/25/10; Federal National Mortgage Association, Fixed Rate Mortgages, 2.38% to 6.00%, due 5/20/10 to 1/22/37; Federal National Mortgage Association, Discount Note, Zero Coupon, due 6/16/10, valued at $1,047.

	$1,026	1,026
		12,448

	Shares
Investment Company (3.4%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (g)	6,282,261	6,282
Total Short-Term Investments (Cost $18,730)		18,730
Total Investments (105.2%) (Cost $185,932) — Including $12,395 of Securities Loaned +		196,986
Liabilities in Excess of Other Assets (-5.2%)		(9,819)
Net Assets (100%)		$187,167

(a)	Variable/Floating Rate Security — Interest rate changes are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2010
(b)

All or a portion of security on loan at March 31, 2010. At March 31, 2010, the Portfolio had loaned securities with a total value of approximately $12,395,000. This was secured by collateral of approximately $12,448,000 which was received as cash and subsequently invested in short-term investments as reported in the Portfolio of Investments.

(c)	144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)	Security has been deemed illiquid at March 31, 2010.
(e)	Issuer is in default.
(f)	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2010. Maturity date disclosed is the ultimate maturity date.
(g)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended March 31, 2010, advisory fees paid were reduced by approximately $1,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio were recorded as dividends from affiliates and totaled approximately $4,000. For the period ended March 31, 2010, the approximate cost of purchases and sales in the Liquidity Fund were $107,175,000 and $102,632,000, respectively.

+

At March 31, 2010, the U.S. Federal income tax cost basis of investments was approximately $185,932,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $11,054,000 of which $15,797,000 related to appreciated securities and $4,743,000 related to depreciated securities.

Foreign Currency Exchange Contracts Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
USD	3,249	$3,249	4/26/10	KRW	3,695,400	$3,263	$14
USD	1,672	1,672	4/23/10	RUB	49,550	1,680	8
		$4,921				$4,943	$22

BRL	—	Brazilian Real
KRW	—	Korean Won
MXN	—	Mexican Peso
RUB	—	Russian Ruble
TRY	—	Turkish Lira
USD	—	United States Dollar

The Universal Institutional Funds, Inc.

Emerging Markets Debt Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2010 (unaudited)

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2010. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

		Level 2
		Other	Level 3
	Level 1	significant	Significant
	Quoted	observable	unobservable
	prices	inputs	inputs	Total
Investment Type	(000)	(000)	(000)	(000)
Assets:
Debt Instruments
Corporate	$—	$834	$—	$834
Sovereign	—	177,232	—	177,232
Total Debt Instruments	—	178,066	—	178,066
Foreign Currency Exchange Contracts	—	22	—	22
Short-Term Investments
Investment Company	17,704	—	—	17,704
Repurchase Agreement	—	1,026	—	1,026
Total Short-Term Investments	17,704	1,026	—	18,730
Warrants	190	—	—	190
Total Assets	17,894	179,114	—	197,008

Total	$17,894	$179,114	$—	$197,008

The Universal Institutional Funds, Inc.

Emerging Markets Equity Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2010 (unaudited)

		Value
	Shares	(000)
Common Stocks (96.9%)
Brazil (12.3%)
Banco Bradesco S.A. ADR (a)	320,420	$5,905
Banco Bradesco S.A. (Preference)	133,650	2,447
BRF - Brasil Foods S.A.	375,997	10,163
Cia de Bebidas das Americas (Preference) ADR	89,600	8,213
Cia de Concessoes Rodoviarias	87,700	1,918
Cielo S.A.	866,800	8,233
Itau Unibanco Holding S.A.	120,693	2,643
Itau Unibanco Holding S.A. (Preference) ADR (a)	583,370	12,828
MRV Engenharia e Participacoes S.A.	609,500	4,284
NET Servicos de Comunicacao S.A. (Preference) (b)	353,129	4,567
OGX Petroleo e Gas Participacoes S.A.	283,900	2,656
PDG Realty S.A. Empreendimentos e Participacoes	499,700	4,181
Petroleo Brasileiro S.A. ADR (a)	295,993	12,262
Petroleo Brasileiro S.A. (Preference)	351,104	6,958
Tim Participacoes S.A. ADR	85,900	2,385
Ultrapar Participacoes S.A. (Preference)	88,430	4,225
Vale S.A. ADR (a)	24,600	792
Vale S.A. (Preference), Class A	31,755	881
Vale S.A. (Preference) ADR (a)	829,125	23,017
Vivo Participacoes S.A. ADR (a)	170,200	4,614
		123,172
China/Hong Kong (17.2%)
Bank of China Ltd., Class H	10,833,000	5,776
Beijing Enterprises Holdings Ltd. (a)	910,500	6,327
Belle International Holdings Ltd.	4,026,000	5,413
China Citic Bank Corp. Ltd., Class H (a)	6,952,000	5,211
China Coal Energy Co., Class H	3,771,000	5,887
China Construction Bank Corp., Class H (a)	18,919,000	15,497
China Dongxiang Group Co.	2,657,400	1,917
China Life Insurance Co., Ltd., Class H (a)	2,531,000	12,126
China Longyuan Power Group Corp., Class H (b)	897,000	1,063
China Mobile Ltd. (a)	1,034,500	9,953
China Oilfield Services Ltd., Class H	2,950,000	4,331
China Pacific Insurance Group Co., Ltd., Class H (a)(b)	1,391,600	6,166
China Petroleum & Chemical Corp., Class H (a)	13,314,000	10,906
China Resources Power Holdings Co., Ltd. (a)	2,787,300	5,966
China Telecom Corp., Ltd., Class H	5,286,000	2,608
China Unicom Hong Kong Ltd. (a)	4,388,000	4,939
China Zhongwang Holdings Ltd. (a)(b)	5,754,400	5,055
Dongfeng Motor Group Co., Ltd., Class H (a)	3,785,000	6,152
Fushan International Energy Group Ltd. (a)	4,956,000	3,766
GOME Electrical Appliances Holdings Ltd. (a)(b)	33,296,059	11,193
Hengan International Group Co., Ltd.	289,000	2,155
Industrial & Commercial Bank of China, Class H (a)	11,030,000	8,410
Mead Johnson Nutrition Co.	98,839	5,143
PetroChina Co., Ltd., Class H (a)	3,098,000	3,623
Ping An Insurance Group Co. of China Ltd., Class H (a)	881,000	7,591
Sany Heavy Equipment International Holdings Co., Ltd. (b)	2,151,000	2,410
Shanghai Industrial Holdings Ltd. (a)	1,731,000	7,937
Tsingtao Brewery Co., Ltd., Class H	412,000	2,072
Want Want China Holdings Ltd. (a)	4,433,000	3,146
		172,739
Czech Republic (1.4%)
CEZ A.S.	50,768	2,398
Komercni Banka A.S.	42,680	8,662
Telefonica O2 Czech Republic A.S.	122,979	2,872
		13,932
Egypt (2.1%)
Commercial International Bank Egypt SAE	762,048	9,005
Orascom Construction Industries	80,563	3,861
Orascom Construction Industries GDR (a)	47,993	2,285
Telecom Egypt	2,017,492	6,233
		21,384
Hungary (1.6%)
MOL Hungarian Oil and Gas Nyrt (b)	62,205	6,364
OTP Bank plc (b)	61,958	2,167
Richter Gedeon Nyrt	35,358	7,649
		16,180
India (9.6%)
Asian Paints Ltd.	70,756	3,213
Bharat Heavy Electricals Ltd.	87,074	4,637
Colgate-Palmolive India Ltd.	143,672	2,161
Deccan Chronicle Holdings Ltd.	649,294	2,229
Dr. Reddy’s Laboratories Ltd.	179,824	5,107
Glenmark Pharmaceuticals Ltd.	636,119	3,805
Godrej Consumer Products Ltd.	377,158	2,195
GVK Power & Infrastructure Ltd. (b)	671,200	671
HDFC Bank Ltd.	267,071	11,502
Hero Honda Motors Ltd.	87,125	3,773

The Universal Institutional Funds, Inc.

Emerging Markets Equity Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2010 (unaudited)

		Value
	Shares	(000)
India (cont’d)
Hindalco Industries Ltd.	1,036,900	$4,186
Hindustan Construction Co.	711,210	2,124
IndusInd Bank Ltd.	982,400	3,722
Infosys Technologies Ltd.	206,708	12,045
ITC Ltd.	518,900	3,040
KSK Energy Ventures Ltd. (b)	750,256	3,079
Marico Ltd.	768,300	1,866
Nestle India Ltd.	33,496	1,997
Reliance Industries Ltd.	181,935	4,353
Rural Electrification Corp. Ltd.	325,559	1,818
Shree Renuka Sugars Ltd.	1,181,000	1,876
Sun TV Network Ltd.	262,183	2,499
Tata Motors Ltd.	402,251	6,789
Wipro Ltd.	262,698	4,137
Yes Bank Ltd. (b)	595,200	3,397
		96,221
Indonesia (3.9%)
Astra International Tbk PT	1,632,900	7,519
Bank Central Asia Tbk PT	10,058,000	6,079
Bank Rakyat Indonesia	4,012,000	3,638
Bumi Resources Tbk PT	12,028,500	2,974
Golden Agri-Resources Ltd. (b)	8,334,000	3,455
Indocement Tunggal Prakarsa Tbk PT	935,000	1,464
Indofood Sukses Makmur Tbk PT	9,693,000	4,021
Indosat Tbk PT	1,408,500	851
Perusahaan Gas Negara PT	8,161,000	3,812
Telekomunikasi Indonesia Tbk PT	6,600,000	5,839
		39,652
Israel (0.5%)
Check Point Software Technologies (a)(b)	132,739	4,654

Malaysia (0.9%)
Axiata Group Bhd (b)	4,241,600	5,006
Sime Darby Bhd	1,650,900	4,408
		9,414
Mexico (5.7%)
America Movil S.A.B. de C.V., Class L ADR	509,449	25,646
Fomento Economico Mexicano S.A.B. de C.V. ADR	263,500	12,524
Grupo Financiero Banorte S.A.B. de C.V., Class O	1,456,798	6,462
Grupo Televisa S.A. ADR	404,500	8,502
Wal-Mart de Mexico S.A.B. de C.V. Series V (a)	768,400	3,937
		57,071
Philippines (1.3%)
Ayala Corp.	361,480	2,660
Metro Pacific Investments Corp. (b)	36,834,000	2,527
Metropolitan Bank and Trust	2,272,550	2,514
Philippine Long Distance Telephone Co.	66,590	3,566
SM Investments Corp.	169,440	1,387
		12,654
Poland (3.7%)
Bank Handlowy w Warszawie S.A. (b)	105,870	2,965
Bank Zachodni WBK S.A. (b)	46,563	3,356
Central European Distribution Corp. (a)(b)	187,246	6,556
Polski Koncern Naftowy Orlen (b)	494,659	6,719
Powszechna Kasa Oszczednosci Bank Polski S.A.	760,245	10,632
Telekomunikacja Polska S.A.	1,240,503	7,039
		37,267
Russia (4.5%)
LUKOIL OAO ADR (a)	263,958	14,966
Polyus Gold Co. ADR	108,023	2,782
Rosneft Oil Co. OJSC GDR	758,722	6,017
RusHydro (b)	49,946,169	2,622
RusHydro ADR (a)(b)	505,285	2,668
Sberbank of Russian Federation	1,390,607	4,074
Vimpel-Communications ADR	101,008	1,860
Wimm-Bill-Dann Foods OJSC ADR (a)	231,136	5,182
X5 Retail Group N.V. GDR (b)	142,067	4,944
		45,115
South Africa (7.8%)
Anglo Platinum Ltd. (a)(b)	75,089	7,629
Avi Ltd.	570,570	1,864
Impala Platinum Holdings Ltd.	436,500	12,824
Imperial Holdings Ltd.	317,500	4,372
Kumba Iron Ore Ltd.	82,100	3,978
MTN Group Ltd. (b)	1,078,066	16,577
Naspers Ltd., Class N	311,276	13,526
SABMiller plc	334,952	9,852
Tiger Brands Ltd.	316,199	7,962
		78,584
South Korea (11.6%)
Amorepacific Corp.	4,569	3,323
Cheil Industries, Inc.	62,008	3,502
Cheil Worldwide, Inc.	15,629	4,627
Hyundai Engineering & Construction Co., Ltd.	47,948	2,632
Hyundai Mobis	30,710	4,071
Hyundai Motor Co.	33,907	3,461
KB Financial Group, Inc.	63,031	3,042
Kia Motors Corp.	322,107	7,188
Korea Exchange Bank	109,250	1,304
Korea Life Insurance Co., Ltd. (b)	209,880	1,625
KT Corp.	42,110	1,740
LG Chem Ltd.	43,491	9,244
LG Display Co., Ltd.	178,120	6,289
LG Display Co., Ltd. ADR	68,200	1,206
LG Telecom Ltd.	111,403	760
NCSoft Corp.	9,193	1,166
NHN Corp. (b)	30,646	4,875
OCI Co., Ltd.	19,107	3,327
Samsung Electronics Co., Ltd.	35,481	25,652
Samsung Electronics Co., Ltd. (Preference)	9,467	4,501
Samsung Fire & Marine Insurance Co., Ltd.	21,874	3,509

The Universal Institutional Funds, Inc.

Emerging Markets Equity Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2010 (unaudited)

		Value
	Shares	(000)
South Korea (cont’d)
Shinhan Financial Group Co., Ltd.	205,306	$8,066
Shinsegae Co., Ltd.	8,744	4,135
SSCP Co., Ltd. (b)	143,105	922
Woongjin Coway Co., Ltd.	190,102	5,889
		116,056
Taiwan (7.8%)
Acer, Inc.	1,858,082	5,488
AU Optronics Corp.	5,247,990	5,966
Cathay Financial Holding Co., Ltd. (b)	3,869,250	6,457
China Steel Corp.	5,245,000	5,425
Fubon Financial Holding Co., Ltd. (b)	4,421,000	5,374
Hon Hai Precision Industry Co., Ltd.	3,338,600	14,455
HTC Corp.	171,375	2,002
Lite-On Technology Corp.	2,057,000	2,730
Prime View International Co., Ltd. (b)	573,000	1,037
Siliconware Precision Industries Co.	1,892,000	2,282
Taishin Financial Holding Co., Ltd. (b)	3,740,463	1,519
Taiwan Fertilizer Co., Ltd.	647,000	2,068
Taiwan Semiconductor Manufacturing Co., Ltd.	7,630,242	14,776
Uni-President Enterprises Corp.	2,713,000	3,088
Wistron Corp.	1,954,497	3,551
Yuanta Financial Holding Co., Ltd.	4,266,000	2,559
		78,777
Thailand (2.5%)
Bangkok Bank PCL NVDR (a)	1,206,800	4,908
Banpu PCL NVDR	162,500	3,066
Kasikornbank PCL (Foreign)	628,500	2,002
Kasikornbank PCL NVDR	664,900	1,984
PTT Exploration & Production PCL (Foreign)	493,500	2,267
PTT PCL (Foreign)	237,700	1,926
Siam Cement PCL NVDR	272,400	2,165
Siam Commercial Bank PCL (Foreign)	1,379,300	3,924
Total Access Communication PCL NVDR	2,785,000	3,230
		25,472
Turkey (2.5%)
Akbank T.A.S.	547,467	3,535
Anadolu Efes Biracilik Ve Malt Sanayii A.S.	331,896	3,499
Coca-Cola Icecek A.S.	244,510	2,078
TAV Havalimanlari Holding A.S. (b)	746,827	3,002
Turk Telekomunikasyon A.S.	491,396	1,651
Turkcell Iletisim Hizmet A.S.	472,771	2,881
Turkiye Garanti Bankasi A.S.	1,309,734	6,127
Turkiye Halk Bankasi A.S.	283,916	2,058
		24,831
Total Common Stocks (Cost $819,412)		973,175

Investment Company (0.5%)
India (0.5%)
Morgan Stanley Growth Fund (Cost $708) (b)(c)	3,926,900	5,163

Short-Term Investments (10.1%)
Securities held as Collateral on Loaned Securities (7.2%)
Investment Company (6.6%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (c)	66,207,187	66,207

	Face Amount
	(000)
Repurchase Agreement (0.6%)

Deutsche Bank Securities, Inc., 0.02%, dated 3/31/10, due 4/1/10, repurchase price $5,950; fully collateralized by U.S government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Bank, Fixed Rate Mortgage, 4.00%, due 9/6/13; Federal Home Loan Bank, Discount Note, Zero Coupon, due 4/14/10; Federal Home Loan Mortgage Corp., Adjustable Rate Mortgage, 0.15%, due 7/12/10; Federal Home Loan Mortgage Corp., Discount Note, Zero Coupon, due 5/25/10; Federal National Mortgage Association, Fixed Rate Mortgages, 2.38% to 6.00%, due 5/20/10 to 1/22/37; Federal National Mortgage Association, Discount Note, Zero Coupon, due 6/16/10, valued at $6,069.

	$5,950	5,950
		72,157

	Shares
Investment Company (2.9%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (c)	29,707,755	29,708
Total Short-Term Investments (Cost $101,865)		101,865
Total Investments (107.5%) (Cost $921,985) — Including $68,385 of Securities Loaned +		1,080,203
Liabilities in Excess of Other Assets (-7.5%)		(75,026)
Net Assets (100%)		$1,005,177

The Universal Institutional Funds, Inc.

Emerging Markets Equity Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2010 (unaudited)

(a)

All or a portion of security on loan at March 31, 2010. At March 31, 2010, the Portfolio had loaned securities with a total value of approximately $68,385,000. This was secured by collateral of approximately $72,157,000 which was received as cash and subsequently invested in short-term investments as reported in the Portfolio of Investments.

(b)	Non-income producing security.
(c)

The Portfolio invests in the Morgan Stanley Growth Fund, a opem-end management investment company advised by an affiliate of the Adviser. The Morgan Stanley Growth Fund has a cost basis of approximately $708,000 at March 31, 2010. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Morgan Stanley Growth Fund. For the period ended March 31, 2010, advisory fees paid were reduced by $12,000 relating to the Portfolio’s investment in the Morgan Stanley Growth Fund. For the period ended March 31, 2010, the Portfolio had no purchases or sales of the security. The Portfolio invests in the Morgan Stanley Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Investment advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended March 31, 2010, advisory fees paid were reduced by approximately $9,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio were recorded as dividends from affiliates and totaled approximately $94,000. For the period ended March 31, 2010, the approximate cost of purchases and sales in the Liquidity Fund were $479,491,000 and $463,790,000, respectively.

+

At March 31, 2010, the U.S. Federal income tax cost basis of investments was approximately $921,985,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $158,218,000 of which $188,890,000 related to appreciated securities and $30,672,000 related to depreciated securities.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt

Foreign Currency Exchange Contracts Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
HKD	1,842	$237	4/1/10	USD	237	$237	$—	@
IDR	824,956	91	4/1/10	USD	91	91	—	@
INR	14,519	324	4/5/10	USD	322	322	(2)
INR	39,899	889	4/5/10	USD	884	884	(5)
KRW	9,127	8	4/1/10	USD	8	8	—	@
KRW	25,240	22	4/1/10	USD	22	22	—	@
KRW	51,484	45	4/1/10	USD	45	45	—	@
USD	205	205	4/1/10	EGP	1,124	204	(1)
USD	107	107	4/1/10	IDR	974,833	107	—	@
USD	172	172	4/1/10	KRW	194,497	172	—	@
USD	63	63	4/5/10	PHP	2,852	63	—	@
USD	63	63	4/5/10	PHP	2,864	63	—	@
USD	6	6	4/8/10	ZAR	40	6	—	@
USD	32	32	4/1/10	ZAR	243	33	1
USD	9	9	4/7/10	ZAR	67	9	—	@
USD	36	36	4/9/10	ZAR	259	36	—	@
		$2,309				$2,302	$(7)

EGP	—	Egypt Pound
HKD	—	Hong Kong Dollar
IDR	—	Indonesian Rupiah
INR	—	Indian Rupee
KRW	—	Korean (Rep.) Won
PHP	—	Philippines peso
USD	—	United States Dollar
ZAR	—	South African Rand

@		Value is less than $500.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2010. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

		Level 2
		Other	Level 3
	Level 1	significant	Significant
	Quoted	observable	unobservable
	prices	inputs	inputs	Total
Investment Type	(000)	(000)	(000)	(000)
Assets:
Common Stocks
Auto Components	$4,071	$—	$—	$4,071
Automobiles	28,093	—	—	28,093
Beverages	44,794	—	—	44,794
Capital Markets	2,559	—	—	2,559
Chemicals	22,276	—	—	22,276
Commercial Banks	175,361	—	—	175,361
Computers & Peripherals	13,771	—	—	13,771
Construction & Engineering	10,902	—	—	10,902
Construction Materials	3,629	—	—	3,629
Distributors	4,372	—	—	4,372
Diversified Financial Services	12,379	—	—	12,379
Diversified Telecommunication Services	34,781	—	—	34,781
Electric Utilities	10,767	—	—	10,767

The Universal Institutional Funds, Inc.

Emerging Markets Equity Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2010 (unaudited)

Fair Value Measurement Information:(cont’d)

		Level 2
		Other	Level 3
	Level 1	significant	Significant
	Quoted	observable	unobservable
	prices	inputs	inputs	Total
Investment Type	(000)	(000)	(000)	(000)
Assets: (cont’d)
Common Stocks (cont’d)
Electrical Equipment	$4,637	$—	$—	$4,637
Electronic Equipment, Instruments & Components	28,953	—	—	28,953
Energy Equipment & Services	4,331	—	—	4,331
Food & Staples Retailing	13,016	—	—	13,016
Food Products	42,754	—	—	42,754
Gas Utilities	3,812	—	—	3,812
Household Durables	14,354	—	—	14,354
Household Products	2,195	—	—	2,195
Independent Power Producers & Energy Traders	7,700	—	—	7,700
Industrial Conglomerates	20,059	—	—	20,059
Information Technology Services	24,415	—	—	24,415
Insurance	37,474	—	—	37,474
Internet Software & Services	4,875	—	—	4,875
Machinery	9,199	—	—	9,199
Media	35,950	—	—	35,950
Metals & Mining	70,335	—	—	70,335
Oil, Gas & Consumable Fuels	95,169	—	—	95,169
Personal Products	14,648	—	—	14,648
Pharmaceuticals	16,561	—	—	16,561
Semiconductors & Semiconductor Equipment	47,211	—	—	47,211
Software	5,820	—	—	5,820
Specialty Retail	16,606	—	—	16,606
Textiles, Apparel & Luxury Goods	1,917	—	—	1,917
Tobacco	3,040	—	—	3,040
Transportation Infrastructure	4,920	—	—	4,920
Wireless Telecommunication Services	75,469	—	—	75,469
Total Common Stocks	973,175	—	—	973,175
Foreign Currency Exchange Contracts	—	1	—	1
Investment Company	5,163	—	—	5,163
Short-Term Investments
Investment Company	95,915	—	—	95,915
Repurchase Agreement	—	5,950	—	5,950
Total Short-Term Investments	95,915	5,951	—	101,865
Total Assets	1,074,253	5,951	—	1,080,204

Liabilities:
Foreign Currency Exchange Contracts	—	8	—	8
Total Liabilities	—	8	—	8
Total	$1,074,253	$5,943	$—	$1,080,196

The Universal Institutional Funds, Inc.

Equity and Income Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2010 (unaudited)

	Face Amount	Value
	(000)	(000)
Fixed Income Securities (29.4%)
Advertising (0.0%)
WPP Finance,
8.00%, 9/15/14	$100	$115

Aerospace & Defense (0.0%)
Systems 2001 Asset Trust LLC,
6.66%, 9/15/13(a)	98	104

Agency Bonds — Banking (FDIC Guaranteed) (1.2%)
Citibank N.A.,
1.75%, 12/28/12	1,500	1,505
Citigroup Funding, Inc.,
2.25%, 12/10/12	3,090	3,142
General Electric Capital Corp.,
2.63%, 12/28/12	3,150	3,237
General Motors Acceptance Corp., Inc.,
2.20%, 12/19/12	500	508
KeyBank N.A.,
3.20%, 6/15/12	500	520
		8,912
Agency Fixed Rate Mortgages (0.0%)
Federal Home Loan Mortgage Corp.,
Gold Pools:
6.50%, 2/1/26	9	10
Federal National Mortgage Association,
Conventional Pools:
9.50%, 4/1/30	17	20
		30
Agriculture (0.0%)
Bunge Ltd. Finance Corp.,
8.50%, 6/15/19	90	105

Air Freight & Logistics (0.0%)
FedEx Corp.,
7.25%, 2/15/11	10	10

Asset Backed Securities (0.0%)
Harley-Davidson Motorcycle Trust,
4.07%, 2/15/12	34	34
4.41%, 6/15/12	65	66
		100
Auto Parts & Equipment (0.3%)
BorgWarner, Inc. (Convertible),
3.50%, 4/15/12	1,772	2,326

Automobiles (1.0%)
Daimler Finance North America LLC,
7.30%, 1/15/12	170	185
8.50%, 1/18/31	35	43
Ford Motor Co. (Convertible),
4.25%, 11/15/16	3,775	5,667
Navistar International Corp. (Convertible),
3.00%, 10/15/14	967	1,083
		6,978
Beverages (0.0%)
Anheuser-Busch InBev Worldwide, Inc.,
7.20%, 1/15/14(a)	215	246

Biotechnology (1.8%)
Amgen, Inc. (Convertible),
0.38%, 2/1/13	5,690	5,797
0.38%, 2/1/13(a)	2,400	2,445
Amylin Pharmaceuticals, Inc. (Convertible),
3.00%, 6/15/14	1,628	1,459
Biogen Idec, Inc.,
6.88%, 3/1/18	180	198
Life Technologies Corp. (Convertible),
1.50%, 2/15/24	2,026	2,385
3.25%, 6/15/25	468	552
		12,836
Chemicals (0.1%)
Mosaic Co. (The),
7.63%, 12/1/16(a)	260	285
Potash Corp. of Saskatchewan, Inc.,
5.88%, 12/1/36	35	35
		320
Commercial Banks (0.6%)
Credit Suisse AG,
5.40%, 1/14/20	550	555
HBOS plc,
6.75%, 5/21/18(a)	325	299
Lloyds TSB Bank plc,
5.80%, 1/13/20(a)	185	181
National Australia Bank Ltd.,
3.75%, 3/2/15(a)	340	342
Nordea Bank AB,
4.88%, 1/27/20(a)	245	243
PNC Funding Corp.,
5.13%, 2/8/20	330	333
6.70%, 6/10/19	165	185
Rabobank Nederland N.V.,
4.75%, 1/15/20(a)	490	490
Royal Bank of Scotland, plc (The),
4.88%, 3/16/15	420	420
Svenska Handelsbanken AB,
5.13%, 3/30/20(a)	240	241
Wells Fargo & Co.,
5.63%, 12/11/17	795	845
Westpac Banking Corp.,
4.20%, 2/27/15	210	216
		4,350
Commercial Services & Supplies (0.1%)
Republic Services, Inc.,
5.50%, 9/15/19(a)	155	159
Waste Management, Inc.,
6.13%, 11/30/39	200	199
		358
Communications & Media (1.7%)
Comcast Corp.,
5.15%, 3/1/20	160	162
5.70%, 5/15/18	400	425
COX Communications, Inc.,
8.38%, 3/1/39(a)	155	194
DirecTV Holdings LLC/DirecTV Financing Co., Inc.,
5.88%, 10/1/19(a)	250	261
Interpublic Group of Cos., Inc. (Convertible),
4.25%, 3/15/23	1,805	1,888
4.75%, 3/15/23	1,638	1,749
Liberty Global, Inc. (Convertible),
4.50%, 11/15/16(a)	1,442	1,860

The Universal Institutional Funds, Inc.

Equity and Income Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2010 (unaudited)

	Face Amount	Value
	(000)	(000)
Communications & Media (cont’d)
Liberty Media LLC (Convertible),
3.13%, 3/30/23	$3,070	$3,274
News America, Inc.,
7.85%, 3/1/39	270	321
SBA Communications Corp. (Convertible),
1.88%, 5/1/13	1,152	1,224
Time Warner Cable, Inc.,
6.75%, 6/15/39	80	84
8.25%, 4/1/19	90	109
8.75%, 2/14/19	225	280
Time Warner, Inc.,
5.88%, 11/15/16	120	131
7.70%, 5/1/32	170	197
Viacom, Inc.,
6.88%, 4/30/36	210	223
Vivendi S.A.,
6.63%, 4/4/18(a)	130	141
		12,523
Communications Equipment (0.4%)
Cisco Systems, Inc.,
4.95%, 2/15/19	215	224
5.90%, 2/15/39	30	31
JDS Uniphase Corp. (Convertible),
1.00%, 5/15/26	662	601
1.00%, 5/15/26(a)	1,100	1,000
Telecom Italia Capital S.A.,
7.00%, 6/4/18	325	352
7.18%, 6/18/19	140	151
Telefonica Europe B.V.,
8.25%, 9/15/30	395	486
		2,845
Computers & Peripherals (1.1%)
Cadence Design Systems, Inc. (Convertible),
1.38%, 12/15/11	1,416	1,356
1.50%, 12/15/13	860	733
International Business Machines Corp.,
5.60%, 11/30/39	220	223
SanDisk Corp. (Convertible),
1.00%, 5/15/13	6,064	5,268
		7,580
Containers & Packaging (0.0%)
Sealed Air Corp.,
7.88%, 6/15/17(a)	95	103

Diversified Financial Services (3.0%)
Abbey National Treasury Services plc,
3.88%, 11/10/14(a)	210	209
Affiliated Managers Group, Inc. (Convertible),
3.95%, 8/15/38	1,874	1,860
AIG SunAmerica Global Financing VI,
6.30%, 5/10/11(a)	405	417
American Express Co.,
8.13%, 5/20/19	555	673
Ameriprise Financial, Inc.,
5.30%, 3/15/20	95	96
Bank of America Corp.,
5.65%, 5/1/18	280	284
5.75%, 12/1/17	865	888
7.63%, 6/1/19	70	80
Barclays Bank plc,
6.75%, 5/22/19	485	537
BB&T Corp.,
6.85%, 4/30/19	165	188
Bear Stearns Cos. LLC (The),
7.25%, 2/1/18	285	330
Boston Properties LP,
5.88%, 10/15/19	175	182
Capital One Bank (USA), N.A.,
8.80%, 7/15/19	400	484
Catlin Insurance Co., Ltd.,
7.25%, (a)(b)(c)	220	196
Citigroup, Inc.,
6.13%, 11/21/17 - 5/15/18	815	837
8.50%, 5/22/19	415	485
Commonwealth Bank of Australia,
5.00%, 10/15/19(a)	285	287
Credit Suisse, New York,
5.30%, 8/13/19	170	175
6.00%, 2/15/18	70	74
Farmers Exchange Capital,
7.05%, 7/15/28(a)	200	185
General Electric Capital Corp.,
5.50%, 1/8/20	140	143
5.63%, 5/1/18	645	675
5.88%, 1/14/38	120	115
6.00%, 8/7/19	595	630
Goldman Sachs Group, Inc. (The) (Convertible),
1.00%, 3/15/17(a)	3,328	3,294
Goldman Sachs Group, Inc. (The),
6.15%, 4/1/18	625	662
6.75%, 10/1/37	365	366
Harley-Davidson Funding Corp.,
6.80%, 6/15/18(a)	290	290
HSBC Finance Corp.,
6.38%, 10/15/11	445	474
6.75%, 5/15/11	120	126
8.00%, 7/15/10	85	87
Iberdrola Finance Ireland Ltd.,
3.80%, 9/11/14(a)	125	126
Janus Capital Group, Inc. (Convertible),
3.25%, 7/15/14	212	269
Jefferies Group, Inc. (Convertible),
3.88%, 11/1/29	1,179	1,178
JPMorgan Chase & Co.,
6.00%, 1/15/18	590	642
Merrill Lynch & Co., Inc.,
6.88%, 4/25/18	285	308
NASDAQ OMX Group, Inc. (The),
5.55%, 1/15/20	240	239
NASDAQ OMX Group, Inc. (The) (Convertible),
2.50%, 8/15/13	1,601	1,549
Nationwide Building Society,
6.25%, 2/25/20(a)	485	495
Nissan Motor Acceptance Corp.,
4.50%, 1/30/15(a)	105	105
Platinum Underwriters Finance, Inc.,
7.50%, 6/1/17	145	156
Reinsurance Group of America, Inc.,
6.45%, 11/15/19	150	157

The Universal Institutional Funds, Inc.

Equity and Income Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2010 (unaudited)

	Face Amount	Value
	(000)	(000)
Diversified Financial Services (cont’d)
TD Ameritrade Holding Corp.,
5.60%, 12/1/19	$250	$253
UBS AG,
5.88%, 12/20/17	225	233
WEA Finance LLC/WT Finance Australia Property Ltd.,
6.75%, 9/2/19(a)	225	241
Xlliac Global Funding,
4.80%, 8/10/10(a)	315	318
		21,598
Diversified Telecommunication Services (0.7%)
Alcatel-Lucent USA, Inc. (Convertible),
2.88%, 6/15/25	4,401	3,834
Deutsche Telekom International Finance B.V.,
8.75%, 6/15/30	140	180
Verizon Communications, Inc.,
6.35%, 4/1/19	235	261
8.95%, 3/1/39	280	381
		4,656
Electric Utilities (0.0%)
Consumers Energy Co.,
4.00%, 5/15/10	20	20
Energy Transfer Partners LP,
8.50%, 4/15/14	200	233
		253
Electrical Equipment (0.0%)
Cooper U.S., Inc.,
5.25%, 11/15/12	165	179

Electronic Equipment, Instruments & Components (0.0%)
Amphenol Corp.,
4.75%, 11/15/14	115	118

Entertainment (0.5%)
International Game Technology (Convertible),
3.25%, 5/1/14(a)	3,013	3,597

Food & Staples Retailing (0.1%)
CVS Pass-Through Trust,
6.04%, 12/10/28	359	357
8.35%, 7/10/31(a)	35	40
		397
Food Products (0.2%)
ConAgra Foods, Inc.,
7.00%, 10/1/28	40	44
8.25%, 9/15/30	180	221
Delhaize America, Inc.,
9.00%, 4/15/31	135	172
Delhaize Group S.A.,
5.88%, 2/1/14	165	181
FBG Finance Ltd.,
5.13%, 6/15/15(a)	295	311
Kraft Foods, Inc.,
5.38%, 2/10/20	200	204
6.88%, 1/26/39	180	195
7.00%, 8/11/37	275	303
		1,631
Health Care Equipment & Supplies (0.1%)
Wright Medical Group, Inc. (Convertible),
2.63%, 12/1/14	937	833

Health Care Providers & Services (0.8%)
LifePoint Hospitals, Inc. (Convertible),
3.50%, 5/15/14	1,868	1,873
Omnicare, Inc. (Convertible),
3.25%, 12/15/35	4,060	3,456
Quest Diagnostics, Inc.,
4.75%, 1/30/20	245	240
UnitedHealth Group, Inc.,
6.00%, 2/15/18	195	208
WellPoint, Inc.,
7.00%, 2/15/19	265	301
		6,078
Hotels, Restaurants & Leisure (0.2%)
Gaylord Entertainment Co. (Convertible),
3.75%, 10/1/14(a)	1,099	1,376
Yum! Brands, Inc.,
5.30%, 9/15/19	155	159
6.25%, 3/15/18	100	110
		1,645
Industrial Conglomerates (0.6%)
3M Co. (Convertible),
Zero Coupon, 11/21/32(c)	3,312	3,059
Agilent Technologies, Inc.,
5.50%, 9/14/15	135	145
General Electric Co.,
5.25%, 12/6/17	440	462
Textron, Inc. (Convertible),
4.50%, 5/1/13	474	825
		4,491
Insurance (0.2%)
Aegon N.V.,
4.63%, 12/1/15	250	253
Allstate Corp. (The),
7.45%, 5/16/19	140	165
MetLife, Inc.,
7.72%, 2/15/19	40	47
Pacific Lifecorp,
6.00%, 2/10/20(a)	175	171
Principal Financial Group, Inc.,
8.88%, 5/15/19	140	168
Prudential Financial, Inc.,
4.75%, 9/17/15	230	237
6.63%, 12/1/37	95	100
7.38%, 6/15/19	70	80
		1,221
Metals & Mining (0.5%)
Anglo American Capital plc,
9.38%, 4/8/19(a)	200	255
Freeport-McMoRan Copper & Gold, Inc.,
8.38%, 4/1/17	60	67
Massey Energy Co. (Convertible),
3.25%, 8/1/15	2,559	2,495
Newmont Mining Corp.,
5.13%, 10/1/19	315	317
Rio Tinto Finance USA Ltd.,
9.00%, 5/1/19	265	341
Vale Overseas Ltd.,
5.63%, 9/15/19	160	166
		3,641

The Universal Institutional Funds, Inc.

Equity and Income Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2010 (unaudited)

	Face Amount	Value
	(000)	(000)
Office Electronics (0.0%)
Xerox Corp.,
5.63%, 12/15/19	$45	$47
6.35%, 5/15/18	120	130
		177
Oil, Gas & Consumable Fuels (0.4%)
Enterprise Products Operating LLC,
5.25%, 1/31/20	100	101
6.50%, 1/31/19	220	244
Helix Energy Solutions Group, Inc. (Convertible),
3.25%, 12/15/25	1,208	1,092
Hess Corp.,
6.00%, 1/15/40	175	173
Petrobras International Finance Co.,
5.75%, 1/20/20	410	422
Questar Market Resources, Inc.,
6.80%, 4/1/18	200	219
Weatherford International Ltd.,
9.63%, 3/1/19	400	507
		2,758
Pharmaceuticals (1.8%)
Allergan, Inc. (Convertible),
1.50%, 4/1/26	1,914	2,196
AmerisourceBergen Corp.,
4.88%, 11/15/19	115	115
Cephalon, Inc. (Convertible),
2.50%, 5/1/14	2,123	2,463
Endo Pharmaceuticals Holdings, Inc. (Convertible),
1.75%, 4/15/15(a)	1,493	1,497
GlaxoSmithKline Capital, Inc.,
5.65%, 5/15/18	75	82
6.38%, 5/15/38	70	77
King Pharmaceuticals, Inc. (Convertible),
1.25%, 4/1/26	1,690	1,561
Medco Health Solutions, Inc.,
7.13%, 3/15/18	280	320
Merck & Co., Inc.,
5.00%, 6/30/19	280	293
Mylan, Inc. (Convertible),
1.25%, 3/15/12	3,362	3,749
Pfizer, Inc.,
6.20%, 3/15/19	650	735
		13,088
Real Estate Investment Trusts (REIT) (0.1%)
AvalonBay Communities, Inc.,
6.10%, 3/15/20	160	171
Simon Property Group LP,
5.65%, 2/1/20	150	147
6.75%, 5/15/14	195	213
		531
Real Estate Management & Development (0.0%)
Brookfield Asset Management, Inc.,
5.80%, 4/25/17	210	205
7.13%, 6/15/12	10	11
		216
Road & Rail (0.0%)
CSX Corp.,
6.15%, 5/1/37	75	76
Union Pacific Corp.,
6.13%, 2/15/20	105	114
		190
Semiconductors & Semiconductor Equipment (0.9%)
KLA-Tencor Corp.,
6.90%, 5/1/18	135	147
Linear Technology Corp. (Convertible),
3.00%, 5/1/27	819	801
3.00%, 5/1/27(a)	1,193	1,166
Micron Technology, Inc. (Convertible),
1.88%, 6/1/14	2,748	2,641
Xilinx, Inc. (Convertible),
3.13%, 3/15/37	763	708
3.13%, 3/15/37(a)	1,302	1,207
		6,670
Software (0.6%)
Adobe Systems, Inc.,
4.75%, 2/1/20	185	182
Symantec Corp. (Convertible),
0.75%, 6/15/11	1,799	1,878
1.00%, 6/15/13	1,738	1,855
		3,915
Sovereign (0.1%)
Export-Import Bank of Korea,
4.13%, 9/9/15	100	101
Korea Development Bank,
4.38%, 8/10/15	200	203
Republic of Italy,
6.88%, 9/27/23	290	333
		637
Specialty Retail (0.1%)
Holcim U.S. Finance Sarl & Cie SCS,
6.00%, 12/30/19(a)	85	88
Home Depot, Inc.,
5.88%, 12/16/36	210	205
Kohl’s Corp.,
6.88%, 12/15/37	190	212
		505
Steel (0.4%)
Allegheny Technologies, Inc. (Convertible),
4.25%, 6/1/14	1,614	2,371
ArcelorMittal,
9.85%, 6/1/19	525	668
		3,039
Telecommunications (0.2%)
Ciena Corp. (Convertible),
0.25%, 5/1/13	1,336	1,116
Corning, Inc.,
6.63%, 5/15/19	85	94
		1,210
Tobacco (0.1%)
Altria Group, Inc.,
9.25%, 8/6/19	160	195
BAT International Finance plc,
9.50%, 11/15/18(a)	150	195

The Universal Institutional Funds, Inc.

Equity and Income Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2010 (unaudited)

	Face Amount	Value
	(000)	(000)
Tobacco (cont’d)
Philip Morris International, Inc.,
5.65%, 5/16/18	$210	$226
		616
U.S. Agency Securities (0.8%)
Federal Home Loan Mortgage Corp.,
3.00%, 7/28/14	900	921
4.88%, 6/13/18	1,000	1,072
5.00%, 4/18/17	1,500	1,631
6.75%, 3/15/31	650	791
Federal National Mortgage Association,
4.38%, 10/15/15	1,520	1,624
		6,039
U.S. Treasury Securities (8.0%)
U.S. Treasury Bonds,
3.50%, 2/15/39	200	162
4.25%, 5/15/39	250	231
5.38%, 2/15/31	8,800	9,738
6.63%, 2/15/27	2,500	3,144
8.13%, 8/15/21	2,700	3,706
U.S. Treasury Notes,
0.75%, 11/30/11	9,000	8,990
1.50%, 12/31/13	4,500	4,418
1.75%, 3/31/14	3,500	3,449
2.38%, 10/31/14	12,300	12,288
2.63%, 7/31/14 - 12/31/14	7,100	7,160
2.75%, 2/15/19	500	464
3.38%, 11/15/19	300	290
3.63%, 8/15/19	800	790
4.00%, 8/15/18	3,055	3,148
		57,978
Utilities (0.6%)
CenterPoint Energy Resources Corp.,
6.25%, 2/1/37	75	73
7.88%, 4/1/13	70	80
Enel Finance International S.A.,
5.13%, 10/7/19(a)	325	322
FirstEnergy Solutions Corp.,
6.05%, 8/15/21	350	351
Kinder Morgan Energy Partners LP,
5.95%, 2/15/18	405	435
NiSource Finance Corp.,
6.13%, 3/1/22	225	235
6.80%, 1/15/19	175	191
Ohio Power Co.,
5.38%, 10/1/21	100	102
PG&E Corp. (Convertible),
9.50%, 6/30/10	517	1,456
Plains All American Pipeline LP/PAA Finance Corp.,
6.70%, 5/15/36	175	181
8.75%, 5/1/19	150	183
PPL Energy Supply LLC,
6.30%, 7/15/13	140	153
6.50%, 5/1/18	100	107
Progress Energy, Inc.,
7.05%, 3/15/19	270	305
Spectra Energy Capital LLC,
7.50%, 9/15/38	120	137
Texas Eastern Transmission LP,
7.00%, 7/15/32	165	185
		4,496
Wireless Telecommunication Services (0.1%)
AT&T Corp.,
8.00%, 11/15/31	85	104
AT&T, Inc.,
6.15%, 9/15/34	125	124
6.30%, 1/15/38	610	621
		849
Total Fixed Income Securities (Cost $201,986)		213,093

	Shares
Common Stocks (63.7%)
Aerospace & Defense (0.4%)
General Dynamics Corp.	33,000	2,548

Air Freight & Logistics (0.5%)
FedEx Corp.	42,100	3,932

Automobiles (0.7%)
Ford Motor Co. (d)	212,800	2,675
Harley-Davidson, Inc.	93,120	2,614
		5,289
Beverages (0.5%)
Coca-Cola Co. (The)	66,960	3,683

Biotechnology (0.3%)
Genzyme Corp. (d)	40,400	2,094

Capital Markets (1.4%)
Charles Schwab Corp. (The)	349,100	6,525
State Street Corp.	72,300	3,263
		9,788
Chemicals (1.9%)
Bayer AG ADR	91,510	6,191
Dow Chemical Co. (The)	179,900	5,319
PPG Industries, Inc.	37,000	2,420
		13,930
Commercial Banks (2.9%)
Fifth Third Bancorp.	257,000	3,493
First Horizon National Corp. (d)	3,473	49
PNC Financial Services Group, Inc.	157,280	9,389
U.S. Bancorp	101,500	2,627
Wells Fargo & Co.	185,400	5,770
		21,328
Commercial Services & Supplies (1.5%)
Avery Dennison Corp.	78,600	2,862
Cintas Corp.	97,000	2,725
Manpower, Inc.	52,839	3,018
Robert Half International, Inc.	81,900	2,492
		11,097
Communications & Media (4.8%)
Comcast Corp., Class A	376,565	7,087
Time Warner Cable, Inc.	99,521	5,305
Time Warner, Inc.	291,820	9,125
Viacom, Inc., Class B (d)	379,595	13,051
		34,568
Communications Equipment (1.0%)
Cisco Systems, Inc. (d)	274,220	7,138

The Universal Institutional Funds, Inc.

Equity and Income Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2010 (unaudited)

		Value
	Shares	(000)
Computers & Peripherals (1.9%)
Dell, Inc. (d)	270,660	$4,063
Hewlett-Packard Co.	175,130	9,308
		13,371
Diversified Financial Services (6.2%)
Bank of America Corp.	691,300	12,340
BB&T Corp.	142,800	4,625
Citigroup, Inc.(d)	1,024,600	4,150
JPMorgan Chase & Co.	524,336	23,464
Primerica, Inc. (d)	3,200	48
		44,627
Diversified Telecommunication Services (0.6%)
Verizon Communications, Inc.	143,430	4,449

Electric Utilities (2.6%)
American Electric Power Co., Inc.	273,205	9,338
Edison International	63,900	2,183
Entergy Corp.	45,457	3,698
FirstEnergy Corp.	97,590	3,815
		19,034
Energy Equipment & Services (1.1%)
Schlumberger Ltd.	89,930	5,707
Smith International, Inc.	54,800	2,347
		8,054
Food & Staples Retailing (2.7%)
Sysco Corp.	180,700	5,331
Walgreen Co.	121,000	4,488
Wal-Mart Stores, Inc.	175,400	9,752
		19,571
Food Products (1.9%)
Kraft Foods, Inc., Class A	337,400	10,203
Unilever N.V. (NY Shares)	108,490	3,272
		13,475
Health Care Equipment & Supplies (0.9%)
Covidien plc	132,617	6,668

Health Care Providers & Services (1.3%)
Cardinal Health, Inc.	85,600	3,084
UnitedHealth Group, Inc.	201,500	6,583
		9,667
Household Durables (0.9%)
Sony Corp. ADR	162,650	6,233

Industrial Conglomerates (4.0%)
Agilent Technologies, Inc. (d)	29,100	1,001
General Electric Co.	876,800	15,958
Siemens AG ADR	48,910	4,889
Tyco International Ltd.	181,447	6,940
		28,788
Information Technology Services (0.1%)
Western Union Co. (The)	42,220	716

Insurance (3.3%)
Chubb Corp.	102,902	5,335
Marsh & McLennan Cos., Inc.	589,250	14,390
Principal Financial Group, Inc.	49,500	1,446
Travelers Cos., Inc. (The)	52,177	2,814
		23,985
Internet Software & Services (2.0%)
eBay, Inc. (d)	405,250	10,921
Yahoo!, Inc. (d)	220,200	3,640
		14,561
Machinery (1.3%)
Dover Corp.	131,700	6,157
Ingersoll-Rand plc	96,543	3,366
		9,523
Metals & Mining (0.8%)
Freeport-McMoRan Copper & Gold, Inc.	42,100	3,517
Newmont Mining Corp.	40,550	2,065
		5,582
Oil, Gas & Consumable Fuels (7.4%)
Anadarko Petroleum Corp.	153,870	11,207
BP plc ADR	82,080	4,684
ConocoPhillips	72,490	3,709
Devon Energy Corp.	66,200	4,265
Exxon Mobil Corp.	89,260	5,979
Hess Corp.	72,900	4,560
Occidental Petroleum Corp.	128,170	10,836
Royal Dutch Shell plc ADR	146,030	8,449
		53,689
Personal Products (0.3%)
Estee Lauder Cos., Inc. (The), Class A	37,570	2,437

Pharmaceuticals (4.4%)
Abbott Laboratories	67,350	3,548
Bristol-Myers Squibb Co.	314,420	8,395
Merck & Co., Inc.	198,588	7,417
Pfizer, Inc.	411,300	7,054
Roche Holding AG ADR	124,720	5,054
		31,468
Semiconductors & Semiconductor Equipment (1.2%)
Intel Corp.	247,940	5,519
Lam Research Corp. (d)	76,171	2,843
		8,362
Software (0.4%)
Amdocs Ltd. (d)	91,600	2,758
Symantec Corp. (d)	7,975	135
		2,893
Specialty Retail (1.7%)
Gap, Inc. (The)	157,600	3,642
Home Depot, Inc.	266,610	8,625
		12,267
Wireless Telecommunication Services (0.8%)
Vodafone Group plc ADR	259,400	6,041
Total Common Stocks (Cost $400,539)		460,856

Preferred Stocks (2.1%)
Commercial Banks (0.4%)
KeyCorp., 7.75% (Convertible)	30,290	2,867

Commercial Services & Supplies (0.3%)
Avery Dennison Corp., 7.88% (Convertible)	52,960	2,102

Electric Utilities (0.2%)
CenterPoint Energy, Inc., 0.25% (Convertible) (c)(d)	62,215	1,757

The Universal Institutional Funds, Inc.

Equity and Income Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2010 (unaudited)

		Value
	Shares	(000)
Food Products (0.2%)
Archer-Daniels-Midland Co., 6.25% (Convertible)	34,250	$1,400
Health Care Providers & Services (0.5%)
Healthsouth Corp., 6.50% (Convertible)	1,785	1,542
Omnicare Capital Trust II, 4.00% (Convertible)	44,400	1,843
		3,385
Oil, Gas & Consumable Fuels (0.5%)
El Paso Energy Capital Trust I, 4.75% (Convertible)	95,499	3,545
Total Preferred Stocks (Cost $14,855)		15,056

Short-Term Investments (4.6%)
Investment Company (4.5%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (e)	32,372,778	32,373

	Face Amount
	(000)
U.S. Treasury Security (0.1%)
U.S. Treasury Bill,
0.13%, 5/6/10(f)	$870	870
Total Short-Term Investments (Cost $33,243)		33,243
Total Investments (99.8%) (Cost $650,623) +		722,248
Other Assets in Excess of Liabilities (0.2%)		1,518
Net Assets (100%)		$723,766

(a)	144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)

Perpetual — Security does not have a predetermined maturity date. Rate for this security is fixed for a period of time then reverts to a floating rate. The interest rate shown is the rate in effect at March 31, 2010.

(c)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated rate. The rates shown are those in effect on March 31, 2010.
(d)	Non-income producing security.
(e)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended March 31, 2010, advisory fees paid were reduced by approximately $5,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio were recorded as dividends from affiliates and totaled approximately $7,000. For the period ended March 31, 2010, the approximate cost of purchases and sales in the Liquidity Fund were $35,791,000 and $33,379,000, respectively.

(f)	Rate shown is the yield to maturity at March 31, 2010.
+

At March 31, 2010, the U.S. Federal income tax cost basis of investments was approximately $650,623,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $71,625,000 of which $83,306,000 related to appreciated securities and $11,681,000 related to depreciated securities.

ADR	American Depositary Receipt

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
U.S. Treasury
5 yr. Note	74	$8,498	Jun-10	$(52)
Short:
U.S. Treasury
2 yr. Note	44	9,546	Jun-10	12
U.S. Treasury
10 yr. Note	56	6,510	Jun-10	24
U.S. Treasury
30 yr. Bond	73	8,477	Jun-10	2
				$(14)

The Universal Institutional Funds, Inc.

Equity and Income Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2010 (unaudited)

Credit Default Swap Contracts

The Portfolio had the following credit default swap agreement(s) open at period end:

						Unrealized
		Notional			Upfront	Appreciation
Swap Counterparty and Reference	Buy/Sell	Amount	Pay/Receive	Termination	Payments	(Depreciation)
Obligation	Protection	(000)	Fixed Rate	Date	(000)	(000)
Bank of America
Sealed Air Corp., 5.63%, 7/15/13	Buy	$90	1.12%	3/20/18	$—	$4

The Universal Institutional Funds, Inc.

Equity and Income Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2010 (unaudited)

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2010. (See Notes to the Portfolio of Investments for further information regarding the fair value measurement.)

		Level 2
		Other	Level 3
	Level 1	significant	Significant
	Quoted	observable	unobservable
	prices	inputs	inputs	Total
Investment Type	(000)	(000)	(000)	(000)
Assets:
Common Stocks
Aerospace & Defense	$2,548	$—	$—	$2,548
Air Freight & Logistics	3,932	—	—	3,932
Automobiles	5,289	—	—	5,289
Beverages	3,683	—	—	3,683
Biotechnology	2,094	—	—	2,094
Capital Markets	9,788	—	—	9,788
Chemicals	7,739	6,191	—	13,930
Commercial Banks	21,328	—	—	21,328
Commercial Services & Supplies	11,097	—	—	11,097
Communications & Media	34,568	—	—	34,568
Communications Equipment	7,138	—	—	7,138
Computers & Peripherals	13,371	—	—	13,371
Diversified Financial Services	44,627	—	—	44,627
Diversified Telecommunication Services	4,449	—	—	4,449
Electric Utilities	19,034	—	—	19,034
Energy Equipment & Services	8,054	—	—	8,054
Food & Staples Retailing	19,571	—	—	19,571
Food Products	13,475	—	—	13,475
Health Care Equipment & Supplies	6,668	—	—	6,668
Health Care Providers & Services	9,667	—	—	9,667
Household Durables	6,233	—	—	6,233
Industrial Conglomerates	28,788	—	—	28,788
Information Technology Services	716	—	—	716
Insurance	23,985	—	—	23,985
Internet Software & Services	14,561	—	—	14,561
Machinery	9,523	—	—	9,523
Metals & Mining	5,582	—	—	5,582
Oil, Gas & Consumable Fuels	53,689	—	—	53,689
Personal Products	2,437	—	—	2,437
Pharmaceuticals	26,414	5,054	—	31,468
Semiconductors & Semiconductor Equipment	8,362	—	—	8,362
Software	2,893	—	—	2,893
Specialty Retail	12,267	—	—	12,267
Wireless Telecommunication Services	6,041	—	—	6,041
Total Common Stocks	449,611	11,245	—	460,856
Credit Default Swap Agreements	—	4	—	4
Fixed Income Securities
Advertising	—	115	—	115
Aerospace & Defense	—	104	—	104
Agency Bonds — Banking (FDIC Guaranteed)	—	8,912	—	8,912
Agency Fixed Rate Mortgages	—	30	—	30
Agriculture	—	105	—	105
Air Freight & Logistics	—	10	—	10
Asset Backed Securities	—	100	—	100
Auto Parts & Equipment	—	2,326	—	2,326
Automobiles	—	6,978	—	6,978
Beverages	—	246	—	246
Biotechnology	—	12,836	—	12,836
Chemicals	—	320	—	320
Commercial Banks	—	4,350	—	4,350
Commercial Services & Supplies	—	358	—	358
Communications & Media	—	12,523	—	12,523
Communications Equipment	—	2,845	—	2,845
Computers & Peripherals	—	7,580	—	7,580
Containers & Packaging	—	103	—	103
Diversified Financial Services	—	21,598	—	21,598
Diversified Telecommunication Services	—	4,656	—	4,656
Electric Utilities	—	253	—	253
Electrical Equipment	—	179	—	179

The Universal Institutional Funds, Inc.

Equity and Income Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2010 (unaudited)

Fair Value Measurement Information: (cont’d)

		Level 2
		Other	Level 3
	Level 1	significant	Significant
	Quoted	observable	unobservable
	prices	inputs	inputs	Total
Investment Type	(000)	(000)	(000)	(000)
Fixed Income Securities (cont’d)
Electronic Equipment, Instruments & Components	$—	$118	$—	$118
Entertainment	—	3,597	—	3,597
Food & Staples Retailing	—	397	—	397
Food Products	—	1,631	—	1,631
Health Care Equipment & Supplies	—	833	—	833
Health Care Providers & Services	—	6,078	—	6,078
Hotels, Restaurants & Leisure	—	1,645	—	1,645
Industrial Conglomerates	—	4,491	—	4,491
Insurance	—	1,221	—	1,221
Metals & Mining	—	3,641	—	3,641
Office Electronics	—	177	—	177
Oil, Gas & Consumable Fuels	—	2,758	—	2,758
Pharmaceuticals	—	13,088	—	13,088
Real Estate Investment Trusts (REIT)	—	531	—	531
Real Estate Management & Development	—	216	—	216
Road & Rail	—	190	—	190
Semiconductors & Semiconductor Equipment	—	6,670	—	6,670
Software	—	3,915	—	3,915
Sovereign	—	637	—	637
Specialty Retail	—	505	—	505
Steel	—	3,039	—	3,039
Telecommunications	—	1,210	—	1,210
Tobacco	—	616	—	616
U.S. Agency Securities	—	6,039	—	6,039
U.S. Treasury Securities	—	57,978	—	57,978
Utilities	—	4,496	—	4,496
Wireless Telecommunication Services	—	849	—	849
Total Fixed Income Securities	—	213,093	—	213,093
Futures Contracts	38	—	—	38
Preferred Stocks
Commercial Banks	2,867	—	—	2,867
Commercial Services & Supplies	2,102	—	—	2,102
Electric Utilities	—	1,757	—	1,757
Food Products	1,400	—	—	1,400
Health Care	—	1,542	—	1,542
Health Care Providers & Services	—	1,843	—	1,843
Oil, Gas & Consumable Fuels	—	3,545	—	3,545
Total Preferred Stocks	6,369	8,687	—	15,056
Short-Term Investments
Investment Company	32,373	—	—	32,373
U.S. Treasury Security	—	870	—	870
Total Short-Term Investments	32,373	870	—	33,243
Total Assets	488,391	233,899	—	722,290
Liabilities:
Futures Contracts	52	—	—	52
Total Liabilities	52	—	—	52
Total	$488,339	$233,899	$—	$722,238

The Universal Institutional Funds, Inc.

Global Franchise Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2010 (unaudited)

		Value
	Shares	(000)
Common Stocks (97.6%)
China/Hong Kong (1.5%)
Mead Johnson Nutrition Co.	33,167	$1,726

Finland (3.1%)
Kone Oyj, Class B	83,621	3,456

France (2.7%)
Danone	51,291	3,090

Ireland (4.3%)
Experian plc	495,493	4,876

Japan (2.5%)
Kao Corp.	110,900	2,811

Netherlands (6.5%)
Reed Elsevier N.V.	273,571	3,325
Wolters Kluwer N.V.	181,748	3,941
		7,266
Sweden (5.6%)
Swedish Match AB	264,305	6,318

Switzerland (9.0%)
Nestle S.A. (Registered)	120,708	6,182
Novartis AG (Registered)	73,163	3,951
		10,133
United Kingdom (27.2%)
Admiral Group plc	49,526	992
British American Tobacco plc	283,592	9,775
Diageo plc	98,523	1,654
Imperial Tobacco Group plc	212,394	6,478
Reckitt Benckiser Group plc	124,467	6,832
Unilever plc	165,074	4,847
		30,578
United States (35.2%)
Brown-Forman Corp., Class B	46,169	2,745
Career Education Corp. (a)	65,682	2,078
Dr. Pepper Snapple Group, Inc.	175,038	6,156
eBay, Inc. (a)	70,109	1,889
Fortune Brands, Inc.	13,710	665
Kellogg Co.	91,313	4,879
McGraw-Hill Cos., Inc. (The)	94,277	3,361
Moody’s Corp.	118,660	3,530
Philip Morris International, Inc.	109,809	5,728
Procter & Gamble Co. (The)	72,204	4,568
Scotts Miracle-Gro Co. (The), Class A	51,770	2,400
Weight Watchers International, Inc.	66,505	1,698
		39,697
Total Common Stocks (Cost $94,660)		109,951

Short-Term Investment (2.6%)
Investment Company (2.6%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (b) (Cost $2,907)	2,906,807	2,907
Total Investments (100.2%) (Cost $97,567) +		112,858
Liabilities in Excess of Other Assets (-0.2%)		(245)
Net Assets (100%)		$112,613

(a)	Non-income producing security.
(b)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended March 31, 2010, advisory fees paid were reduced by approximately $1,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio were recorded as dividends from affiliates and totaled less than $500. For the period ended March 31, 2010, the approximate cost of purchases and sales in the Liquidity Fund were $10,226,000 and $10,860,000, respectively.

+

At March 31, 2010, the U.S. Federal income tax cost basis of investments was approximately $97,567,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $15,291,000 of which $19,156,000 related to appreciated securities and $3,865,000 related to depreciated securities.

Foreign Currency Exchange Contracts Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
GBP	1,889	$2,866	5/4/10	USD	2,804	$2,804	$(62)
GBP	2,083	3,161	4/7/10	USD	3,157	3,157	(4)
GBP	2,083	3,160	4/7/10	USD	3,154	3,154	(6)
GBP	1,889	2,866	5/4/10	USD	2,804	2,804	(62)
GBP	2,083	3,160	4/7/10	USD	3,156	3,156	(4)
GBP	1,889	2,865	5/4/10	USD	2,806	2,806	(59)
GBP	1,889	2,866	5/4/10	USD	2,804	2,804	(62)
GBP	2,083	3,160	4/7/10	USD	3,154	3,154	(6)
USD	76	76	4/1/10	CHF	81	77	1
USD	40	40	4/6/10	EUR	30	40	— @
USD	65	65	4/1/10	EUR	48	65	— @
USD	3,092	3,092	4/7/10	GBP	2,083	3,160	68
USD	57	57	4/6/10	GBP	37	57	— @
USD	3,092	3,092	4/7/10	GBP	2,083	3,160	68
USD	3,095	3,095	4/7/10	GBP	2,083	3,160	65
USD	94	94	4/1/10	GBP	62	95	1
USD	3,092	3,092	4/7/10	GBP	2,083	3,160	68
USD	20	20	4/1/10	JPY	1,884	20	— @
		$36,827				$36,833	$6

CHF	—	Swiss Franc
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
USD	—	United States Dollar

@		Value is less than $500.

The Universal Institutional Funds, Inc.

Global Franchise Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2010 (unaudited)

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2010. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

		Level 2
		Other	Level 3
	Level 1	significant	Significant
	Quoted	observable	unobservable
	prices	inputs	inputs	Total
Investment Type	(000)	(000)	(000)	(000)
Assets:
Common Stocks
Beverages	$10,555	$—	$—	$10,555
Chemicals	2,400	—	—	2,400
Diversified Consumer Services	3,776	—	—	3,776
Diversified Financial Services	3,530	—	—	3,530
Food Products	18,998	—	—	18,998
Household Durables	665	—	—	665
Household Products	14,211	—	—	14,211
Insurance	992	—	—	992
Internet Software & Services	1,889	—	—	1,889
Machinery	3,456	—	—	3,456
Media	10,627	—	—	10,627
Personal Products	1,726	—	—	1,726
Pharmaceuticals	3,951	—	—	3,951
Professional Services	4,876	—	—	4,876
Tobacco	28,299	—	—	28,299
Total Common Stocks	109,951	—	—	109,951
Foreign Currency Exchange Contracts	—	271	—	271
Short-Term Investment
Investment Company	2,907	—	—	2,907
Total Assets	112,858	271	—	113,129

Liabilities:
Foreign Currency Exchange Contracts	—	265	—	265
Total Liabilities	—	265	—	265
Total	$112,858	$6	$—	$112,864

The Universal Institutional Funds, Inc.

Global Real Estate Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2010 (Unaudited)

		Value
	Shares	(000)
Common Stocks (96.4%)
Australia (8.3%)
CFS Retail Property Trust REIT	1,221,857	$2,102
Commonwealth Property Office Fund REIT	1,485,909	1,234
Dexus Property Group REIT	222,340	165
GPT Group REIT	5,669,630	2,992
Mirvac Group REIT	122,419	166
Stockland REIT	1,715,978	6,283
Westfield Group REIT	1,623,473	17,967
		30,909
Austria (0.2%)
Conwert Immobilien Invest SE (a)	52,739	655

Belgium (0.1%)
Befimmo SCA Sicafi REIT	4,686	394
Cofinimmo REIT	260	36
		430
Brazil (0.5%)
BR Malls Participacoes S.A. (a)	100,180	1,183
BR Properties SA (a)	105,400	762
		1,945
Canada (1.1%)
Boardwalk Real Estate Investment Trust REIT	16,130	639
Extendicare REIT	36,000	371
RioCan REIT	178,890	3,255
		4,265
Finland (0.1%)
Citycon Oyj	4,945	20
Sponda Oyj	77,683	324
		344
France (4.8%)
Fonciere Des Regions REIT	8,972	988
Gecina S.A. REIT	5,216	577
ICADE REIT	25,217	2,807
Klepierre REIT	45,151	1,774
Mercialys S.A. REIT	17,943	645
Silic REIT	7,595	959
Societe de la Tour Eiffel REIT	2,017	169
Unibail-Rodamco SE REIT	48,872	9,901
		17,820
Germany (0.4%)
Alstria Office AG REIT	48,587	551
Deutsche Euroshop AG	24,320	799
		1,350
Hong Kong (20.9%)
Agile Property Holdings Ltd.	774,000	1,057
Beijing Capital Land Ltd.	132,000	52
China Overseas Land & Investment Ltd.	3,738,080	8,445
China Resources Land Ltd.	2,095,000	4,555
Guangzhou R&F Properties Co., Ltd., Class H	1,473,900	2,415
Hang Lung Properties Ltd.	1,430,000	5,765
Henderson Land Development Co., Ltd.	714,800	5,036
HongKong Land Holdings Ltd.	2,181,500	11,060
Hysan Development Co., Ltd.	627,819	1,815
Kerry Properties Ltd.	1,264,699	6,784
KWG Property Holding Ltd.	705,500	512
Poly Hong Kong Investments Ltd.	573,000	731
Shimao Property Holdings Ltd.	731,500	1,345
Sino Land Co., Ltd.	152,976	300
Sun Hung Kai Properties Ltd.	1,586,700	23,869
Wharf Holdings Ltd.	794,000	4,474
		78,215
Italy (0.3%)
Beni Stabili S.p.A.	1,205,402	1,167

Japan (10.6%)
Japan Real Estate Investment Corp. REIT	273	2,327
Mitsubishi Estate Co., Ltd.	860,000	14,074
Mitsui Fudosan Co., Ltd.	725,000	12,307
Nippon Building Fund, Inc. REIT	342	2,945
NTT Urban Development Corp.	299	253
Sumitomo Realty & Development Co., Ltd.	404,000	7,688
		39,594
Malta (0.0%)
BGP Holdings plc (a)(b)	5,886,464	—

Netherlands (1.3%)
Corio N.V. REIT	32,875	2,195
Eurocommercial Properties N.V. CVA REIT	35,439	1,424
ProLogis European Properties (a)	59,947	422
Vastned Retail N.V. REIT	2,221	148
Wereldhave N.V. REIT	5,737	550
		4,739
Singapore (3.8%)
Allgreen Properties Ltd.	7,000	6
CapitaCommercial Trust REIT	1,385,000	1,069
CapitaLand Ltd.	2,121,000	6,019
CapitaMall Trust REIT	1,016,000	1,285
City Developments Ltd.	211,000	1,599
Keppel Land Ltd.	1,007,000	2,642
Suntec REIT	855,000	819
Wing Tai Holdings Ltd.	531,000	687
		14,126
Sweden (0.5%)
Castellum AB	39,757	400
Hufvudstaden AB, Class A	191,061	1,634
		2,034
Switzerland (0.8%)
Allreal Holding AG	2,444	301
PSP Swiss Property AG (Registered) (a)	41,756	2,681
Swiss Prime Site AG (a)	3,097	194
		3,176
United Kingdom (6.9%)
Big Yellow Group plc REIT (a)	242,207	1,250
British Land Co. plc REIT	462,849	3,379
Capital & Regional plc (a)	769,099	411
Derwent London plc REIT	61,004	1,265
Development Securities plc	86,671	359
Grainger plc	519,896	1,065
Great Portland Estates plc REIT	152,740	729

The Universal Institutional Funds, Inc.

Global Real Estate Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2010 (Unaudited)

		Value
	Shares	(000)
United Kingdom (cont’d)
Hammerson plc REIT	483,504	$2,886
Land Securities Group plc REIT	402,767	4,144
Liberty International plc REIT	227,507	1,738
LXB Retail Properties plc (a)	389,065	514
Metric Property Investments plc REIT (a)	239,200	372
Minerva plc (a)	272,960	394
Quintain Estates & Development plc (a)	1,076,526	927
Safestore Holdings plc	537,094	1,174
Segro plc REIT	489,405	2,374
Shaftesbury plc REIT	112,377	656
St. Modwen Properties plc (a)	266,205	782
Unite Group plc (a)	357,258	1,399
		25,818
United States (35.8%)
Acadia Realty Trust REIT	85,271	1,523
AMB Property Corp. REIT	70,359	1,917
Apartment Investment & Management Co., Class A REIT	26,840	494
Assisted Living Concepts, Inc., Class A (a)	41,210	1,353
AvalonBay Communities, Inc. REIT	70,983	6,129
Boston Properties, Inc. REIT	84,460	6,372
Brookfield Properties Corp.	363,259	5,580
Camden Property Trust REIT	69,205	2,881
Capital Senior Living Corp. (a)	49,560	261
Colony Financial, Inc. REIT	28,450	569
Cousins Properties, Inc. REIT	186,125	1,547
CreXus Investment Corp. REIT	26,340	352
DCT Industrial Trust, Inc. REIT	192,740	1,008
DiamondRock Hospitality Co. REIT	560	6
Digital Realty Trust, Inc. REIT	15,430	836
Douglas Emmett, Inc. REIT	16,030	246
Duke Realty Corp. REIT	61,640	764
Equity Lifestyle Properties, Inc. REIT	57,755	3,112
Equity Residential REIT	343,219	13,437
Essex Property Trust, Inc. REIT	3,370	303
Federal Realty Investment Trust REIT	45,461	3,310
Forest City Enterprises, Inc., Class A (a)	252,087	3,633
HCP, Inc. REIT	157,044	5,182
Healthcare Realty Trust, Inc. REIT	113,497	2,643
Host Hotels & Resorts, Inc. REIT	375,619	5,503
HRPT Properties Trust REIT	27,540	214
Kilroy Realty Corp. REIT	21,875	675
Kite Realty Group Trust REIT	57,650	273
Lexington Realty Trust REIT	2,080	14
Liberty Property Trust REIT	54,895	1,863
LTC Properties, Inc. REIT	12,700	344
Macerich Co. (The) REIT	23,622	905
Mack-Cali Realty Corp. REIT	77,887	2,745
Morgans Hotel Group Co. (a)	62,877	403
Nationwide Health Properties, Inc. REIT	2,530	89
Parkway Properties, Inc. REIT	5,638	106
Pebblebrook Hotel Trust REIT (a)	21,840	459
Post Properties, Inc. REIT	81,899	1,803
PS Business Parks, Inc. REIT	15,208	812
Public Storage REIT	83,506	7,682
Regency Centers Corp. REIT	148,578	5,567
Retail Opportunity Investments Corp. (a)	111,796	1,131
Senior Housing Properties Trust REIT	186,354	4,128
Simon Property Group, Inc. REIT	171,501	14,389
Sovran Self Storage, Inc. REIT	23,610	823
Starwood Hotels & Resorts Worldwide, Inc.	144,217	6,726
Starwood Property Trust, Inc. REIT	41,400	799
Taubman Centers, Inc. REIT	18,805	751
Ventas, Inc. REIT	72,533	3,444
Vornado Realty Trust REIT	118,229	8,950
		134,056
Total Common Stocks (Cost $275,524)		360,643

Warrants (0.0%)
France (0.0%)
Fonciere Des Regions, expires 12/31/10 (Cost $—) (a)	8,972	10

Short-Term Investment (3.0%)
Investment Company (3.0%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (c) (Cost $11,215)	11,214,996	11,215
Total Investments (99.4%) (Cost $286,739) +		371,868
Other Assets in Excess of Liabilities (0.6%)		2,275
Net Assets (100%)		$374,143

(a)	Non-income producing security.
(b)

At March 31, 2010, the Portfolio held a fair valued security valued at $0 representing 0.0% of net assets. The security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Portfolio’s Directors.

The Universal Institutional Funds, Inc.

Global Real Estate Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2010 (Unaudited)

(c)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended March 31, 2010, advisory fees paid were reduced by approximately $2,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio were recorded as dividends from affiliates and totaled approximately $3,000. For the period ended March 31, 2010, the approximate cost of purchases and sales in the Liquidity Fund were $12,268,000 and $13,123,000, respectively.

+

At March 31, 2010, the U.S. Federal income tax cost basis of investments was approximately $286,739,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $85,129,000 of which $90,186,000 related to appreciated securities and $5,057,000 related to depreciated securities.

CVA	Certificaten Van Aandelen
REIT	Real Estate Investment Trust

Foreign Currency Exchange Contracts Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
GBP	39	$60	4/6/10	EUR	44	$60	$—	@
JPY	18,733	200	4/1/10	USD	203	203	3
JPY	18,738	201	4/2/10	USD	201	201	—	@
SGD	65	46	4/5/10	USD	46	46	—	@
SGD	93	66	4/1/10	USD	66	66	—	@
USD	54	54	4/6/10	AUD	59	54	—	@
USD	209	209	4/1/10	EUR	156	210	1
		$836				$840	$4

AUD	—	Australian Dollar
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
SGD	—	Singapore Dollar
USD	—	United States Dollar

@	Value is less than $500.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2010. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

		Level 2
		Other		Level 3
	Level 1	significant		Significant
	Quoted	observable		unobservable
	prices	inputs		inputs		Total
Investment Type	(000)	(000)		(000)		(000)
Assets:
Common Stocks
Diversified	149,577	—		—		149,577
Health Care	17,815	—		—		17,815
Industrial	5,721	—		—		5,721
Industrial\Office	3,439	—		—		3,439
Lodging\Resorts	13,097	—		—		13,097
Office	44,321	—		—		44,321
Residential	44,863	—		—		44,863
Retail	66,926	—		—		66,926
Self Storage	10,929	—		—		10,929
Specialty	3,955	—		—	†	3,955
Total Common Stocks	360,643	—		—	†	360,643
Foreign Currency Exchange Contracts	—	4		—		4
Short-Term Investment
Investment Company	11,215	—		—		11,215
Warrants	10	—		—		10
Total Assets	371,868	4		—	†	371,872

Liabilities:
Foreign Currency Exchange Contracts	—	—	@	—		—	@
Total Liabilities	—	—		—		—
Total	$371,868	$4		$—	†	$371,872

The Universal Institutional Funds, Inc.

Global Real Estate Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2010 (Unaudited)

Fair Value Measurement Information: (cont’d)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Common
Stocks
(000)
Balance as of 12/31/09	$—	†
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in for Level 3	—
Transfers out of Level 3	—
Balance as of 3/31/10	$—	†
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 3/31/10.	$—

†       Includes a security which is valued at zero.

The Universal Institutional Funds, Inc.

Global Value Equity Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2010 (unaudited)

		Value
	Shares	(000)
Common Stocks (97.7%)
Australia (1.0%)
Amcor Ltd.	79,889	$468

Austria (0.9%)
Telekom Austria AG	29,480	412

China/Hong Kong (0.8%)
Mead Johnson Nutrition Co.	6,787	353

Finland (0.9%)
Rautaruukki Oyj	18,624	402

France (8.4%)
BNP Paribas	5,969	458
Cap Gemini S.A.	9,609	473
France Telecom S.A.	18,454	442
GDF Suez	18,428	712
ICADE REIT	3,940	439
Total S.A.	13,669	793
Vallourec S.A.	2,915	588
		3,905
Germany (2.6%)
Deutsche Post AG (Registered)	36,577	634
E.ON AG	15,433	570
		1,204
Greece (1.3%)
National Bank of Greece S.A. (a)	19,300	388
OPAP S.A.	10,310	234
		622
Ireland (3.9%)
CRH plc	44,577	1,113
Willis Group Holdings plc	21,761	681
		1,794
Israel (0.8%)
Bezeq Israeli Telecommunication Corp., Ltd.	125,174	355

Italy (1.4%)
ENI S.p.A.	27,814	653

Japan (11.4%)
Amada Co., Ltd.	55,000	461
Canon, Inc.	20,700	959
Daifuku Co., Ltd.	58,000	457
Hoya Corp.	17,188	472
Mori Seiki Co., Ltd.	19,200	237
Nintendo Co., Ltd.	2,109	706
Sumitomo Mitsui Financial Group, Inc.	28,500	941
TDK Corp.	10,500	699
Tokyo Tomin Bank Ltd. (The)	27,000	359
		5,291
Netherlands (4.0%)
Reed Elsevier N.V.	75,259	915
Unilever N.V. CVA	15,652	473
Wolters Kluwer N.V.	21,781	472
		1,860
Singapore (2.0%)
ComfortDelgro Corp., Ltd.	408,000	455
Singapore Post Ltd.	613,000	460
		915
Switzerland (3.8%)
Kuoni Reisen Holding AG (Registered)	852	341
Nestle S.A. (Registered)	8,913	456
Novartis AG (Registered)	18,344	992
		1,789
Taiwan (2.7%)
Acer, Inc.	302,000	892
MediaTek, Inc.	20,000	347
		1,239
United Kingdom (13.8%)
BHP Billiton plc	10,653	365
British American Tobacco plc	41,277	1,423
Diageo plc	25,616	430
GlaxoSmithKline plc	30,656	589
HSBC Holdings plc	43,347	439
Prudential plc	113,528	943
Royal Dutch Shell plc, Class A	38,353	1,112
Scottish & Southern Energy plc	24,119	403
Vodafone Group plc	324,990	750
		6,454
United States (38.0%)
ALLETE, Inc.	10,646	356
AT&T, Inc.	19,516	504
Avery Dennison Corp.	13,264	483
Bank of New York Mellon Corp. (The)	29,177	901
Bemis Co., Inc.	18,896	543
Bristol-Myers Squibb Co.	49,096	1,311
Caterpillar, Inc.	5,578	351
Diebold, Inc.	17,235	547
E.I. du Pont de Nemours & Co.	25,908	965
Eli Lilly & Co.	11,930	432
Goldman Sachs Group, Inc. (The)	2,790	476
Informa plc	80,555	473
Intel Corp.	31,938	711
J.C. Penney Co., Inc.	26,164	842
JPMorgan Chase & Co.	10,857	486
Kraft Foods, Inc., Class A	25,373	767
McGraw-Hill Cos., Inc. (The)	13,623	486
Moody’s Corp.	25,579	761
Philip Morris International, Inc.	35,537	1,854
Potlatch Corp. REIT	21,679	760
Procter & Gamble Co. (The)	7,396	468
Reynolds American, Inc.	16,086	868
Sonoco Products Co.	15,498	477
Texas Instruments, Inc.	37,953	929

The Universal Institutional Funds, Inc.

Global Value Equity Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2010 (unaudited)

		Value
	Shares	(000)
United States (cont’d)
Verizon Communications, Inc.	30,439	$945
		17,696
Total Common Stocks (Cost $41,056)		45,412

Short-Term Investment (0.5%)
Investment Company (0.5%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (b) (Cost $234)	233,760	234
Total Investments (98.2%) (Cost $41,290) +		45,646
Other Assets in Excess of Liabilities (1.8%)		838
Net Assets (100%)		$46,484

(a)	Non-income producing security.
(b)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended March 31, 2010, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio were recorded as dividends from affiliates and totaled less than $500. For the period ended March 31, 2010, the approximate cost of purchases and sales in the Liquidity Fund were $4,415,000 and $4,858,000, respectively.

+

At March 31, 2010, the U.S. Federal income tax cost basis of investments was approximately $41,290,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $4,356,000 of which $5,393,000 related to appreciated securities and $1,037,000 related to depreciated securities.

CVA	Certificaten Van Aandelen
REIT	Real Estate Investment Trust

Foreign Currency Exchange Contracts Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
AUD	7	$6	4/6/10	USD	6	$6	$—	@
CHF	26	24	4/1/10	USD	24	24	—	@
EUR	90	122	4/1/10	USD	122	122	—	@
EUR	1,632	2,204	4/8/10	USD	2,229	2,229	25
EUR	1,730	2,337	5/6/10	USD	2,316	2,316	(21)
GBP	63	96	4/1/10	USD	95	95	(1)
GBP	888	1,348	4/8/10	USD	1,336	1,336	(12)
GBP	931	1,412	5/6/10	USD	1,385	1,385	(27)
JPY	6,040	65	4/5/10	USD	65	65	—	@
SGD	18	13	4/5/10	USD	13	13	—	@
USD	2,185	2,185	4/8/10	EUR	1,632	2,204	19
USD	1,321	1,321	4/8/10	GBP	888	1,348	27
		$11,133				$11,143	$10

AUD	—	Australian Dollar
CHF	—	Swiss Franc
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
SGD	—	Singapore Dollar
USD	—	United States Dollar

@	Value is less than $500.

The Universal Institutional Funds, Inc.

Global Value Equity Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2010 (unaudited)

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2010. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

		Level 2
		Other	Level 3
	Level 1	significant	Significant
	Quoted	observable	unobservable
	prices	inputs	inputs	Total
Investment Type	(000)	(000)	(000)	(000)
Assets:
Common Stocks
Air Freight & Logistics	$1,094	$—	$—	$1,094
Beverages	430	—	—	430
Capital Markets	1,377	—	—	1,377
Chemicals	965	—	—	965
Commercial Banks	2,585	—	—	2,585
Commercial Services & Supplies	483	—	—	483
Computers & Peripherals	1,439	—	—	1,439
Construction Materials	1,113	—	—	1,113
Containers & Packaging	1,488	—	—	1,488
Diversified Financial Services	1,247	—	—	1,247
Diversified Media	486	—	—	486
Diversified Telecommunication Services	2,658	—	—	2,658
Electric Utilities	1,329	—	—	1,329
Electronic Equipment, Instruments & Components	1,171	—	—	1,171
Food Products	1,696	—	—	1,696
Hotels, Restaurants & Leisure	575	—	—	575
Household Products	468	—	—	468
Information Technology Services	473	—	—	473
Insurance	1,624	—	—	1,624
Machinery	2,094	—	—	2,094
Media	1,860	—	—	1,860
Metals & Mining	767	—	—	767
Multiline Retail	842	—	—	842
Multi-Utilities	712	—	—	712
Office Electronics	959	—	—	959
Oil, Gas & Consumable Fuels	2,558	—	—	2,558
Personal Products	353	—	—	353
Pharmaceuticals	3,324	—	—	3,324
Real Estate Investment Trusts (REITs)	1,199	—	—	1,199
Road & Rail	455	—	—	455
Semiconductors & Semiconductor Equipment	1,987	—	—	1,987
Software	706	—	—	706
Tobacco	4,145	—	—	4,145
Wireless Telecommunication Services	750	—	—	750
Total Common Stocks	45,412	—	—	45,412
Foreign Currency Exchange Contracts	—	71	—	71
Short-Term Investment
Investment Company	234	—	—	234
Total Assets	45,646	71	—	45,717

Liabilities:
Foreign Currency Exchange Contracts	—	61	—	61
Total Liabilities	—	61	—	61
Total	$45,646	$10	$—	$45,656

The Universal Institutional Funds, Inc.

High Yield Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2010 (unaudited)

	Face Amount	Value
	(000)	(000)
Fixed Income Securities (92.3%)
Aerospace (1.4%)
Hexcel Corp.,
6.75%, 2/1/15	$150	$149
L-3 Communications Corp.,
5.88%, 1/15/15(a)	215	220
TransDigm, Inc.,
7.75%, 7/15/14(b)	170	175
		544
Cable (3.5%)
Charter Communications Operating LLC/Charter Communications Operating Capital,
10.88%, 9/15/14(b)	345	388
CSC Holdings, Inc.,
8.50%, 6/15/15(b)	195	208
8.63%, 2/15/19(a)(b)	455	500
Virgin Media Finance plc,
8.75%, 4/15/14	12	12
9.13%, 8/15/16	230	246
		1,354
Chemicals (5.0%)
Airgas, Inc.,
7.13%, 10/1/18(b)	50	55
Ashland, Inc.,
9.13%, 6/1/17(b)	195	219
Berry Plastics Corp.,
8.25%, 11/15/15	125	126
8.88%, 9/15/14(a)	285	280
Hexion Finance Escrow LLC,
8.88%, 2/1/18(b)	420	416
Innophos Holdings, Inc.,
9.50%, 4/15/12(b)	170	170
Innophos, Inc.,
8.88%, 8/15/14	200	207
Terra Capital, Inc.,
7.75%, 11/1/19	295	358
Westlake Chemical Corp.,
6.63%, 1/15/16	135	132
		1,963
Consumer Products (0.7%)
Hanson Ltd.,
7.88%, 9/27/10	100	103
Navistar International Corp.,
8.25%, 11/1/21	180	184
		287
Diversified Media (0.6%)
AMC Entertainment, Inc.,
8.75%, 6/1/19(a)	210	222

Energy (12.9%)
Atlas Energy Operating Co. LLC/Atlas Energy Finance Corp.,
10.75%, 2/1/18	265	293
Chaparral Energy, Inc.,
8.50%, 12/1/15(a)	208	191
Chesapeake Energy Corp.,
6.38%, 6/15/15	150	148
7.50%, 9/15/13	115	117
9.50%, 2/15/15(a)	300	328
Cie Generale de Geophysique-Veritas,
7.50%, 5/15/15(a)	185	186
Cimarex Energy Co.,
7.13%, 5/1/17	85	87
Forest Oil Corp.,
7.25%, 6/15/19	460	464
Hilcorp Energy I LP/Hilcorp Finance Co.,
7.75%, 11/1/15(b)	315	313
Key Energy Services, Inc.,
8.38%, 12/1/14(a)	145	147
Massey Energy Co.,
6.88%, 12/15/13(a)	415	423
Newfield Exploration Co.,
6.63%, 9/1/14(a)	270	279
7.13%, 5/15/18	55	56
OPTI Canada, Inc.,
8.25%, 12/15/14	415	392
Orion Power Holdings, Inc.,
12.00%, 5/1/10	75	76
Pioneer Natural Resources Co.,
6.65%, 3/15/17	250	251
Plains Exploration & Production Co.,
7.63%, 6/1/18(a)	190	193
7.75%, 6/15/15	110	112
10.00%, 3/1/16(a)	245	272
SandRidge Energy, Inc. PIK,
8.63%, 4/1/15	515	503
Sonat, Inc.,
7.63%, 7/15/11	180	189
		5,020
Financial (7.8%)
Bank of America Corp.,
8.00%, (c)(d)	210	215
CCM Merger, Inc.,
8.50%, 7/13/12	364	359
CIT Group, Inc.,
7.00%, 5/1/17	800	740
Fresenius US Finance II, Inc.,
9.00%, 7/15/15(b)	85	95
General Motors Acceptance Corp., Inc.,
6.75%, 12/1/14	178	179
6.88%, 9/15/11	190	194
International Lease Finance Corp.,
8.63%, 9/15/15(b)	260	267
JBS USA LLC/JBS USA Finance, Inc.,
11.63%, 5/1/14(b)	175	200
LPL Holdings, Inc.,
10.75%, 12/15/15(b)	405	423
NSG Holdings LLC/NSG Holdings, Inc.,
7.75%, 12/15/25(b)	400	362
		3,034
Food & Drug (1.4%)
Axcan Intermediate Holdings, Inc.,
12.75%, 3/1/16	95	105
M-Foods Holdings, Inc.,
9.75%, 10/1/13(b)	120	124
SUPERVALU, Inc.,
7.50%, 11/15/14(a)	175	179
8.00%, 5/1/16(a)	135	137
		545

The Universal Institutional Funds, Inc.

High Yield Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2010 (unaudited)

	Face Amount	Value
	(000)	(000)
Food & Tobacco (1.1%)
Constellation Brands, Inc.,
7.25%, 5/15/17	$185	$191
Smithfield Foods, Inc.,
7.00%, 8/1/11(a)	245	251
		442
Forest Products (6.1%)
Appleton Papers, Inc.,
10.50%, 6/15/15(a)(b)	270	270
Cascades, Inc.,
7.88%, 1/15/20(b)	165	167
Crown Americas LLC/Crown Americas Capital Corp.,
7.63%, 11/15/13	143	148
Georgia-Pacific LLC,
7.13%, 1/15/17(b)	200	209
8.25%, 5/1/16(b)	175	191
Glatfelter,
7.13%, 5/1/16	95	94
Graham Packaging Co. LP/GPC Capital Corp.,
9.88%, 10/15/14(a)	230	240
Graphic Packaging International, Inc.,
9.50%, 8/15/13	265	273
Newpage Corp.,
11.38%, 12/31/14(a)	255	255
Owens-Brockway Glass Container, Inc.,
6.75%, 12/1/14(a)	155	159
7.38%, 5/15/16	130	137
Verso Paper Holdings LLC/Verso Paper, Inc.,
11.50%, 7/1/14(b)	200	217
		2,360
Gaming & Leisure (4.6%)
Ameristar Casinos, Inc.,
9.25%, 6/1/14(a)	185	195
Harrahs Operating Co., Inc.,
11.25%, 6/1/17(a)	285	308
Las Vegas Sands Corp.,
6.38%, 2/15/15	115	110
MGM Mirage, Inc.,
6.75%, 4/1/13	220	200
10.38%, 5/15/14(a)(b)	185	205
13.00%, 11/15/13	225	263
Scientific Games International, Inc.,
9.25%, 6/15/19(a)	150	159
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
6.63%, 12/1/14(a)	370	371
		1,811
Health Care (9.0%)
Apria Healthcare Group, Inc.,
11.25%, 11/1/14(b)	235	257
12.38%, 11/1/14(a)(b)	105	115
Biomet, Inc.,
10.00%, 10/15/17(a)	320	354
FMC Finance III S.A.,
6.88%, 7/15/17	275	287
HCA, Inc.,
5.75%, 3/15/14	225	213
6.25%, 2/15/13	125	125
7.88%, 2/15/20(b)	213	224
9.88%, 2/15/17(a)(b)	130	142
Healthsouth Corp.,
10.75%, 6/15/16(a)	240	261
Invacare Corp.,
9.75%, 2/15/15	60	65
Omnicare, Inc.,
6.75%, 12/15/13	330	333
6.88%, 12/15/15	90	89
Select Medical Corp.,
7.63%, 2/1/15	325	311
Select Medical Holdings Corp.,
6.14%, 9/15/15(a)(d)	205	185
Sun Healthcare Group, Inc.,
9.13%, 4/15/15	145	150
Tenet Healthcare Corp.,
7.38%, 2/1/13	190	193
10.00%, 5/1/18(a)(b)	180	202
		3,506
Housing (1.3%)
Interface, Inc.,
9.50%, 2/1/14	146	151
K Hovnanian Enterprises, Inc.,
10.63%, 10/15/16	345	369
		520
Information Technology (2.9%)
First Data Corp.,
9.88%, 9/24/15(a)	160	139
Sungard Data Systems, Inc.,
9.13%, 8/15/13	280	288
10.25%, 8/15/15(a)	105	111
10.63%, 5/15/15(a)	80	88
Vangent, Inc.,
9.63%, 2/15/15	525	491
		1,117
Manufacturing (2.3%)
Baldor Electric Co.,
8.63%, 2/15/17(a)	105	111
Bombardier, Inc.,
6.30%, 5/1/14(b)	515	537
RBS Global, Inc./Rexnord LLC,
9.50%, 8/1/14	245	256
		904
Metals (2.7%)
Foundation PA Coal Co. LLC,
7.25%, 8/1/14	105	107
Novelis, Inc.,
7.25%, 2/15/15	480	466
Teck Resources Ltd.,
10.25%, 5/15/16	400	478
		1,051
Retail (2.3%)
Brown Shoe Co., Inc.,
8.75%, 5/1/12	260	266
Macy’s Retail Holdings, Inc.,
5.90%, 12/1/16	230	231
Oxford Industries, Inc.,
11.38%, 7/15/15	175	196
Rite Aid Corp.,
8.63%, 3/1/15(a)	260	224
		917

The Universal Institutional Funds, Inc.

High Yield Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2010 (unaudited)

	Face Amount	Value
	(000)	(000)
Services (5.0%)
Affinion Group, Inc.,
11.50%, 10/15/15	$380	$391
Case New Holland, Inc.,
7.75%, 9/1/13(b)	150	156
Expedia, Inc.,
8.50%, 7/1/16	300	335
Service Corp. International/US,
6.75%, 4/1/16	190	187
Solo Cup Co.,
8.50%, 2/15/14(a)	235	231
Ticketmaster Entertainment, Inc.,
10.75%, 8/1/16	285	319
West Corp.,
9.50%, 10/15/14(a)	320	331
		1,950
Telecommunications (10.5%)
DISH DBS Corp.,
7.00%, 10/1/13(a)	510	533
Frontier Communications Corp.,
9.00%, 8/15/31(a)	415	407
Hughes Network Systems LLC/HNS Finance Corp.,
9.50%, 4/15/14	140	144
Intelsat Bermuda Ltd. PIK,
11.50%, 2/4/17	619	638
Intelsat Corp.,
9.25%, 6/15/16	200	210
Intelsat Jackson Holdings Ltd.,
9.50%, 6/15/16(a)	120	128
Nielsen Finance LLC/Nielsen Finance Co.,
10.00%, 8/1/14	210	221
PAETEC Holding Corp.,
8.88%, 6/30/17(a)	480	496
Sprint Capital Corp.,
6.90%, 5/1/19(a)	300	276
Wind Acquisition Finance S.A.,
11.75%, 7/15/17(a)(b)	250	278
12.00%, 12/1/15(b)	285	309
Windstream Corp.,
7.88%, 11/1/17	185	183
8.13%, 8/1/13(a)	105	111
XM Satellite Radio, Inc.,
13.00%, 8/1/13(a)(b)	150	170
		4,104
Transportation (1.4%)
Ford Motor Credit Co. LLC,
7.25%, 10/25/11	510	527

Utilities (8.0%)
AES Corp. (The),
7.75%, 3/1/14	240	247
8.75%, 5/15/13(b)	145	148
Calpine Corp.,
3.17%, 3/29/14	272	264
Edison Mission Energy,
7.00%, 5/15/17	215	151
7.75%, 6/15/16	185	136
El Paso Corp.,
6.88%, 6/15/14	115	118
12.00%, 12/12/13	30	35
Intergen N.V.,
9.00%, 6/30/17(a)(b)	340	352
Ipalco Enterprises, Inc.,
8.63%, 11/14/11	85	91
Midwest Generation LLC,
8.56%, 1/2/16	152	156
Mirant Americas Generation LLC,
8.50%, 10/1/21(a)	460	435
9.13%, 5/1/31(a)	150	135
NRG Energy, Inc.,
8.50%, 6/15/19(a)	400	407
Ormat Funding Corp.,
8.25%, 12/30/20	253	244
RRI Energy, Inc.,
7.88%, 6/15/17(a)	230	208
		3,127
Wireless Communications (1.8%)
Nextel Communications, Inc.,
6.88%, 10/31/13(a)	460	451
Sirius XM Radio, Inc.,
9.63%, 8/1/13(a)	230	241
		692
Total Fixed Income Securities (Cost $32,534)		35,997

	Shares
Common Stock (0.0%)
Utilities (0.0%)
SW Acquistion LP (e)(f)(g) (Cost $—)	1	—

Preferred Stock (0.3%)
Financial (0.3%)
General Motors Acceptance Corp., Inc.
7.00% (b) (Cost $72)	141	108

Short-Term Investments (30.0%)
Securities held as Collateral on Loaned Securities (24.3%)
Investment Company (22.3%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (h)	8,697,562	8,697

The Universal Institutional Funds, Inc.

High Yield Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2010 (unaudited)

	Face Amount	Value
	(000)	(000)
Repurchase Agreement (2.0%)

Deutsche Bank Securities, Inc., 0.02%, dated 3/31/10, due 4/1/10, repurchase price $782; fully collateralized by U.S government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Bank, Fixed Rate Mortgage, 4.00%, due 9/6/13; Federal Home Loan Bank, Discount Note, Zero Coupon, due 4/14/10; Federal Home Loan Mortgage Corp., Adjustable Rate Mortgage, 0.15%, due 7/12/10; Federal Home Loan Mortgage Corp., Discount Note, Zero Coupon, due 5/25/10; Federal National Mortgage Association, Fixed Rate Mortgages, 2.38% to 6.00%, due 5/20/10 to 1/22/37; Federal National Mortgage Association, Discount Note, Zero Coupon, due 6/16/10, valued at $797.

	$782	$782
		9,479

	Shares
Investment Company (5.7%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (h)	2,219,030	2,219
Total Short-Term Investments (Cost $11,698)		11,698
Total Investments (122.6%) (Cost $44,304) — Including $9,247 of Securities Loaned +		47,803
Liabilities in Excess of Other Assets (-22.6%)		(8,804)
Net Assets (100%)		$38,999

(a)

All or a portion of security on loan at March 31, 2010. At March 31, 2010, the Portfolio had loaned securities with a total value of approximately $9,247,000. This was secured by collateral of approximately $9,479,000 which was received as cash and subsequently invested in short-term investments as reported in the Portfolio of Investments.

(b)	144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)

Perpetual — Security does not have a predetermined maturity date. Rate for this security is fixed for a period of time then reverts to a floating rate. The interest shown is the rate in effect at March 31, 2010.

(d)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated rate. The rates shown are those in effect on March 31, 2010.
(e)	Security has been deemed illiquid at March 31, 2010.
(f)

At March 31, 2010, the Portfolio held a fair valued security valued at $0 representing 0.0% of net assets. The security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Portfolio’s Directors.

(g)	Non-income producing security.
(h)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended March 31, 2010, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio were recorded as dividends from affiliates and totaled approximately $4,000. For the period ended March 31, 2010, the approximate cost of purchases and sales in the Liquidity Fund were $59,451,000 and $58,590,000, respectively.

+

At March 31, 2010, the U.S. Federal income tax cost basis of investments was approximately $44,304,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $3,499,000 of which $3,644,000 related to appreciated securities and $145,000 related to depreciated securities.

PIK	Payment-in-Kind. Income may be paid in additional securities or cash at the discretion of the issuer.

The Universal Institutional Funds, Inc.

High Yield Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2010 (unaudited)

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2010. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

		Level 2
		Other	Level 3
	Level 1	significant	Significant
	Quoted	observable	unobservable
	prices	inputs	inputs		Total
Investment Type	(000)	(000)	(000)		(000)
Assets:
Common Stock
Utilities	$—	$—	$—	†	$—	†
Fixed Income Securities
Aerospace	—	544	—		544
Cable	—	1,354	—		1,354
Chemicals	—	1,963	—		1,963
Consumer Products	—	287	—		287
Diversified Media	—	222	—		222
Energy	—	5,020	—		5,020
Financial	—	3,034	—		3,034
Food & Drug	—	545	—		545
Food & Tobacco	—	442	—		442
Forest Products	—	2,360	—		2,360
Gaming & Leisure	—	1,811	—		1,811
Health Care	—	3,506	—		3,506
Housing	—	520	—		520
Information Technology	—	1,117	—		1,117
Manufacturing	—	904	—		904
Metals	—	1,051	—		1,051
Retail	—	917	—		917
Services	—	1,950	—		1,950
Telecommunications	—	4,104	—		4,104
Transportation	—	527	—		527
Utilities	—	3,127	—		3,127
Wireless Communications	—	692	—		692
Total Fixed Income Securities	—	35,997	—		35,997
Preferred Stock
Financial	—	108	—		108
Short-Term Investments
Investment Company	10,916	—	—		10,916
Repurchase Agreement	—	782	—		782
Total Short-Term Investments	10,916	782	—		11,698
Total Assets	10,916	36,887	—	†	47,803

Total	$10,916	$36,887	$—	†	$47,803

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Common
Stocks
(000)
Balance as of 12/31/09	$—	†
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in for Level 3	—
Transfers out of Level 3	—
Balance as of 3/31/10	$—	†
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 3/31/10.	$—

†    Includes a security which is valued at zero.

The Universal Institutional Funds, Inc.

International Growth Equity Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2010 (Unaudited)

		Value
	Shares	(000)
Common Stocks (96.7%)
Australia (4.7%)
BHP Billiton Ltd.	141,974	$5,679
CSL Ltd.	115,637	3,866
Westpac Banking Corp.	153,212	3,914
		13,459
Austria (1.4%)
Vienna Insurance Group	76,156	4,022

Belgium (2.1%)
Anheuser-Busch InBev N.V.	65,597	3,304
Groupe Bruxelles Lambert S.A.	31,690	2,800
		6,104
Brazil (1.6%)
Petroleo Brasileiro S.A. ADR (a)	116,100	4,596

Canada (2.4%)
Cameco Corp.	137,756	3,772
EnCana Corp.	96,319	2,997
		6,769
China/Hong Kong (1.2%)
China Construction Bank Corp., Class H	4,066,384	3,331

Denmark (2.0%)
Novo Nordisk A/S, Class B	46,962	3,644
Vestas Wind Systems A/S (b)	40,267	2,188
		5,832
Egypt (0.9%)
Orascom Construction Industries GDR	55,219	2,629

Finland (1.6%)
Fortum Oyj (a)	181,929	4,450

France (7.8%)
ArcelorMittal	115,608	5,073
AXA S.A.	154,523	3,437
BNP Paribas	70,313	5,400
LVMH Moet Hennessy Louis Vuitton S.A.	33,672	3,936
Total S.A.	79,387	4,609
		22,455
Germany (4.4%)
Bayer AG	43,602	2,949
Deutsche Bank AG (Registered)	57,257	4,410
Linde AG	44,566	5,318
		12,677
Greece (2.2%)
Coca-Cola Hellenic Bottling Co. S.A.	141,377	3,811
National Bank of Greece S.A. (b)	118,109	2,377
		6,188
Hong Kong (3.9%)
China Resources Power Holdings Co., Ltd.	1,583,116	3,389
Li & Fung Ltd.	842,310	4,144
Tencent Holdings Ltd.	179,437	3,601
		11,134
India (1.1%)
Reliance Industries Ltd.	133,805	3,202

Ireland (1.4%)
Ryanair Holdings plc ADR (b)	152,747	4,150

Israel (1.9%)
Teva Pharmaceutical Industries Ltd. ADR	85,622	5,401

Italy (0.9%)
ENI S.p.A.	110,832	2,600

Japan (15.4%)
Fast Retailing Co., Ltd.	20,051	3,485
Honda Motor Co., Ltd.	88,887	3,138
Jupiter Telecommunications Co., Ltd. (a)	3,556	4,108
Komatsu Ltd.	175,437	3,678
Kurita Water Industries Ltd.	108,211	3,062
Nidec Corp.	45,695	4,897
Nippon Electric Glass Co., Ltd.	359,981	5,071
Rakuten, Inc.	4,895	3,539
Shin-Etsu Chemical Co., Ltd.	69,057	4,011
Shionogi & Co., Ltd. (a)	137,951	2,624
Sony Financial Holdings, Inc.	820	2,693
Stanley Electric Co., Ltd.	194,482	3,771
		44,077
Luxembourg (1.4%)
Millicom International Cellular S.A.	44,927	4,005

Mexico (1.3%)
America Movil S.A.B. de C.V., Class L ADR	75,936	3,823

Norway (1.5%)
Storebrand ASA (b)	526,582	4,164

Portugal (2.1%)
Banco Espirito Santo S.A. (Registered) (b)	503,485	2,720
Jeronimo Martins SGPS S.A.	318,496	3,227
		5,947
Singapore (3.1%)
DBS Group Holdings Ltd.	530,879	5,426
Keppel Corp. Ltd. (a)	534,238	3,483
		8,909
South Korea (0.8%)
LG Electronics, Inc.	21,255	2,160

Spain (3.7%)
Banco Santander S.A.	277,352	3,686
Inditex S.A.	55,920	3,686
Red Electrica Corporacion S.A. (a)	60,987	3,273
		10,645
Sweden (2.7%)
Investor AB, Class B	184,921	3,547
Tele2 AB, Class B (a)	257,367	4,295
		7,842
Switzerland (7.8%)
Adecco S.A. (Registered)	65,685	3,728
Nestle S.A. (Registered)	120,076	6,149
Roche Holding AG (Genusschein)	29,566	4,795
SGS S.A. (Registered)	2,957	4,078
Syngenta AG (Registered)	12,786	3,551
		22,301
United Kingdom (15.4%)
Aggreko plc	211,076	3,818
Autonomy Corp. plc (b)	133,421	3,691

The Universal Institutional Funds, Inc.

International Growth Equity Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2010 (Unaudited)

		Value
	Shares	(000)
United Kingdom (cont’d)
Cobham plc	995,353	$3,882
Prudential plc	397,062	3,299
Reckitt Benckiser Group plc	101,215	5,555
SABMiller plc	136,787	4,010
Smith & Nephew plc	370,117	3,687
Standard Chartered plc	191,136	5,214
Tesco plc	631,274	4,171
Vedanta Resources plc	91,742	3,865
Vodafone Group plc	1,236,692	2,853
		44,045
Total Common Stocks (Cost $230,564)		276,917

Short-Term Investments (5.3%)
Securities held as Collateral on Loaned Securities (4.0%)
Investment Company (3.7%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (c)	10,651,847	10,652

	Face Amount
	(000)
Repurchase Agreement (0.3%)

Deutsche Bank Securities, Inc., 0.02%, dated 3/31/10, due 4/1/10, repurchase price $957; fully collateralized by U.S government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Bank, Fixed Rate Mortgage, 4.00%, due 9/6/13; Federal Home Loan Bank, Discount Note, Zero Coupon, due 4/14/10; Federal Home Loan Mortgage Corp., Adjustable Rate Mortgage, 0.15%, due 7/12/10; Federal Home Loan Mortgage Corp., Discount Note, Zero Coupon, due 5/25/10; Federal National Mortgage Association, Fixed Rate Mortgages, 2.38% to 6.00%, due 5/20/10 to 1/22/37; Federal National Mortgage Association, Discount Note, Zero Coupon, due 6/16/10, valued at $976.

	$957	957
		11,609

	Shares
Investment Company (1.3%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (c)	3,698,812	3,699
Total Short-Term Investments (Cost $15,308)		15,308
Total Investments (102.0%) (Cost $245,872) — Including $11,217 of Securities Loaned +		292,225
Liabilities in Excess of Other Assets (-2.0%)		(5,746)
Net Assets (100%)		$286,479

(a)

All or a portion of security on loan at March 31, 2010. At March 31, 2010, the Portfolio had loaned securities with a total value of approximately $11,217,000. This was secured by collateral of approximately $11,609,000 which was received as cash and subsequently invested in short-term investments as reported in the Portfolio of Investments.

(b)	Non-income producing security.
(c)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended March 31, 2010, advisory fees paid were reduced by approximately $1,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio were recorded as dividends from affiliates and totaled approximately $1,000. For the period ended March 31, 2010, the approximate cost of purchases and sales in the Liquidity Fund were $82,412,000 and $85,436,000, respectively.

+

At March 31, 2010, the U.S. Federal income tax cost basis of investments was approximately $245,872,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $46,353,000 of which $48,273,000 related to appreciated securities and $1,920,000 related to depreciated securities.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

The Universal Institutional Funds, Inc.

International Growth Equity Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2010 (Unaudited)

Foreign Currency Exchange Contracts Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
CAD	16	$16	4/1/10	USD	16	$16	$—	@
JPY	430	5	4/1/10	USD	5	5	—	@
		$21				$21	$—	@

CAD	—	Canadian Dollar
JPY	—	Japanese Yen
USD	—	United States Dollar

@	Value is less than $500.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2010. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

		Level 2
		Other		Level 3
	Level 1	significant		Significant
	Quoted	observable		unobservable
	prices	inputs		inputs	Total
Investment Type	(000)	(000)		(000)	(000)
Assets:
Common Stocks
Consumer Discretionary	$31,967	$—		$—	$31,967
Consumer Staples	30,227	—		—	30,227
Energy	21,776	—		—	21,776
Financials	60,440	—		—	60,440
Health Care	26,966	—		—	26,966
Industrials	34,696	—		—	34,696
Information Technology	17,260	—		—	17,260
Materials	27,497	—		—	27,497
Telecommunication Services	14,976	—		—	14,976
Utilities	11,112	—		—	11,112
Total Common Stocks	276,917	—		—	276,917
Foreign Currency Exchange Contracts	—	—	@	—	—	@
Short-Term Investments
Investment Company	14,351	—		—	14,351
Repurchase Agreement	—	957		—	957
Total Short-Term Investments	14,351	957		—	15,308
Total Assets	291,268	957		—	292,225

Liabilities:
Foreign Currency Exchange Contracts	—	—	@	—	—	@
Total Liabilities	—	—	@	—	—	@
Total	$291,268	$957		$—	$292,225

The Universal Institutional Funds, Inc.

International Magnum Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2010 (unaudited)

		Value
	Shares	(000)
Common Stocks (87.8%)
Australia (5.7%)
Australia & New Zealand Banking Group Ltd.	15,157	$353
BHP Billiton Ltd.	41,037	1,641
CSL Ltd.	20,377	681
QBE Insurance Group Ltd.	17,079	326
Rio Tinto Ltd.	9,698	698
Tatts Group Ltd.	107,481	243
Wesfarmers Ltd.	14,602	426
Westpac Banking Corp.	43,985	1,124
		5,492
Austria (0.7%)
Vienna Insurance Group	13,420	709

Belgium (1.7%)
Anheuser-Busch InBev N.V.	11,559	582
Groupe Bruxelles Lambert S.A.	5,584	493
Umicore	15,572	544
		1,619
Brazil (0.8%)
Petroleo Brasileiro S.A. ADR	20,300	804

Canada (1.2%)
Cameco Corp.	24,263	665
EnCana Corp.	16,946	527
		1,192
China/Hong Kong (0.6%)
China Construction Bank Corp., Class H	717,000	587

Denmark (1.1%)
Novo-Nordisk A/S, Class B	8,103	629
Vestas Wind Systems A/S (a)	7,095	385
		1,014
Egypt (0.5%)
Orascom Construction Industries GDR	9,756	473

Finland (1.1%)
Fortum Oyj (b)	32,058	784
Kone Oyj, Class B (b)	7,440	308
		1,092
France (8.4%)
Accor S.A. (b)	8,472	469
ArcelorMittal (b)	37,283	1,636
AXA S.A.	27,229	606
BNP Paribas	23,763	1,825
GDF Suez S.A.	15,792	610
LVMH Moet Hennessy Louis Vuitton S.A.	5,933	693
Schneider Electric S.A.	6,048	709
Societe Generale	11,234	707
Total S.A.	13,989	812
		8,067
Germany (7.1%)
Allianz SE (Registered)	5,494	689
Bayer AG	18,579	1,257
Daimler AG (Registered)	13,627	642
Deutsche Bank AG (Registered)	10,089	777
Deutsche Telekom AG (Registered) (b)	37,069	502
Linde AG	7,853	937
MAN SE (b)	6,731	563
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	3,569	579
Siemens AG (Registered)	9,192	921
		6,867
Greece (1.6%)
Coca-Cola Hellenic Bottling Co. S.A.	24,912	672
National Bank of Greece S.A. (a)	40,802	821
		1,493
Hong Kong (3.6%)
BOC Hong Kong Holdings Ltd.	103,500	247
Cheung Kong Holdings Ltd.	15,000	193
Cheung Kong Infrastructure Holdings Ltd.	8,000	31
China Resources Power Holdings Co., Ltd. (b)	278,800	597
CLP Holdings Ltd.	4,500	32
Esprit Holdings Ltd.	23,568	186
Hang Seng Bank Ltd. (b)	3,400	47
Hong Kong & China Gas Co., Ltd.	35,000	87
Hutchison Whampoa Ltd.	7,000	51
Kerry Properties Ltd.	8,500	46
Li & Fung Ltd.	144,000	709
MTR Corp.	111,000	420
New World Development Ltd.	84,000	165
Tencent Holdings Ltd.	30,700	616
		3,427
India (0.6%)
Reliance Industries Ltd.	23,578	564

Ireland (0.8%)
Ryanair Holdings plc ADR (a)	26,936	732

Israel (1.0%)
Teva Pharmaceutical Industries Ltd. ADR	15,103	953

Italy (1.3%)
ENI S.p.A.	51,437	1,207

Japan (8.1%)
Fast Retailing Co., Ltd. (b)	3,500	608
Honda Motor Co., Ltd.	15,700	554
Jupiter Telecommunications Co., Ltd.	627	724
Komatsu Ltd.	30,900	648
Kurita Water Industries Ltd.	19,100	540
Nidec Corp.	8,100	868
Nippon Electric Glass Co., Ltd.	64,000	902
Rakuten, Inc.	863	624
Shin-Etsu Chemical Co., Ltd.	12,200	709
Shionogi & Co., Ltd.	24,300	462
Sony Financial Holdings, Inc.	144	473
Stanley Electric Co., Ltd.	34,300	665
		7,777
Luxembourg (0.7%)
Millicom International Cellular S.A.	7,933	707

Mexico (0.7%)
America Movil S.A.B. de C.V., Class L ADR	13,353	672

The Universal Institutional Funds, Inc.

International Magnum Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2010 (unaudited)

		Value
	Shares	(000)
Netherlands (0.6%)
Koninklijke KPN N.V.	36,181	$573

Norway (0.8%)
Storebrand ASA (a)	92,856	734

Portugal (1.5%)
Banco Espirito Santo S.A. (Registered) (a)	88,720	479
Galp Energia SGPS S.A., Class B	21,864	380
Jeronimo Martins SGPS S.A. (b)	56,123	569
		1,428
Singapore (2.7%)
CapitaCommercial Trust REIT	73,840	57
CapitaLand Ltd.	158,000	448
City Developments Ltd. (b)	30,000	227
DBS Group Holdings Ltd.	93,500	956
Keppel Corp. Ltd.	94,000	613
Oversea-Chinese Banking Corp. Ltd.	28,600	178
SembCorp Industries Ltd.	56,480	167
		2,646
South Korea (0.4%)
LG Electronics, Inc.	3,745	381

Spain (2.6%)
Banco Bilbao Vizcaya Argentaria S.A.	43,216	591
Banco Santander S.A.	48,873	649
Inditex S.A.	9,854	650
Red Electrica Corporacion S.A.	10,747	577
		2,467
Sweden (2.1%)
Autoliv Inc. (a)	12,908	667
Investor AB, Class B	32,585	625
Tele2 AB, Class B	45,351	757
		2,049
Switzerland (8.3%)
Adecco S.A. (Registered)	11,334	643
Nestle S.A. (Registered)	49,760	2,548
Novartis AG (Registered)	16,616	898
Roche Holding AG (Genusschein)	11,672	1,893
SGS S.A. (Registered)	523	721
Syngenta AG (Registered)	2,253	626
Zurich Financial Services AG	2,636	676
		8,005
United Kingdom (21.5%)
Aggreko plc	36,101	653
Anglo American plc (a)	20,592	898
Autonomy Corp. plc (a)	23,510	650
BAE Systems plc	90,827	512
Barclays plc	158,717	868
BG Group plc	46,863	811
British American Tobacco plc	24,459	843
Carphone Warehouse Group plc (a)	69,188	167
Cobham plc	175,393	684
DSG International plc (a)	930,134	493
GlaxoSmithKline plc	43,128	828
HSBC Holdings plc	121,647	1,233
Imperial Tobacco Group plc	22,888	698
Prudential plc	124,527	1,035
Reckitt Benckiser Group plc	17,835	979
Reed Elsevier plc	44,000	351
Rolls-Royce Group plc (a)	57,400	519
Royal Dutch Shell plc, Class A	33,514	971
SABMiller plc	24,103	707
Smith & Nephew plc	65,219	650
SSL International plc	31,973	394
Standard Chartered plc	33,680	919
Talk Talk Telecom Group plc (a)	170,553	334
Tesco plc	205,415	1,357
Tullow Oil plc	23,434	445
Vedanta Resources plc	15,886	669
Vodafone Group plc	657,507	1,517
WM Morrison Supermarkets plc	115,003	512
		20,697
Total Common Stocks (Cost $82,321)		84,428
Preferred Stock (0.6%)
Germany (0.6%)
Fresenius SE (Cost $520)	6,660	503

Short-Term Investments (14.4%)
Securities held as Collateral on Loaned Securities (2.6%)
Investment Company (2.4%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (c)	2,317,391	2,318

	Face Amount
	(000)
Repurchase Agreement (0.2%)

Deutsche Bank Securities, Inc., 0.02%, dated 3/31/10, due 4/1/10, repurchase price $208; fully collateralized by U.S government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Bank, Fixed Rate Mortgage, 4.00%, due 9/6/13; Federal Home Loan Bank, Discount Note, Zero Coupon, due 4/14/10; Federal Home Loan Mortgage Corp., Adjustable Rate Mortgage, 0.15%, due 7/12/10; Federal Home Loan Mortgage Corp., Discount Note, Zero Coupon, due 5/25/10; Federal National Mortgage Association, Fixed Rate Mortgages, 2.38% to 6.00%, due 5/20/10 to 1/22/37; Federal National Mortgage Association, Discount Note, Zero Coupon, due 6/16/10, valued at $212.

	$208	208
		2,526

The Universal Institutional Funds, Inc.

International Magnum Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2010 (unaudited)

		Value
	Shares	(000)
Investment Company (11.8%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (c)	11,363,327	$11,363
Total Short-Term Investments (Cost $13,889)		13,889
Total Investments (102.8%) (Cost $96,730) — Including $2,417 of Securities Loaned +		98,820
Liabilities in Excess of Other Assets (-2.8%)		(2,664)
Net Assets (100%)		$96,156

(a)	Non-income producing security.
(b)

All or a portion of security on loan at March 31, 2010. At March 31, 2010, the Portfolio had loaned securities with a total value of approximately $2,417,000. This was secured by collateral of approximately $2,526,000 which was received as cash and subsequently invested in short-term investments as reported in the Portfolio of Investments.

(c)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended March 31, 2010, advisory fees paid were reduced by approximately $2,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio were recorded as dividends from affiliates and totaled approximately $9,000. For the period ended March 31, 2010, the approximate cost of purchases and sales in the Liquidity Fund were $16,228,000 and $20,574,000, respectively.

+

At March 31, 2010, the U.S. Federal income tax cost basis of investments was approximately $96,730,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $2,090,000 of which $10,042,000 related to appreciated securities and $7,952,000 related to depreciated securities.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

Foreign Currency Exchange Contracts Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

										Net
Currency					In					Unrealized
to					Exchange					Appreciation
Deliver		Value		Settlement	For			Value		(Depreciation)
(000)		(000)		Date	(000)			(000)		(000)
AUD	8	$7		4/1/10	USD	7		$7		$— @
CAD	952	937		4/15/10	USD	937		937		— @
CAD	529	520		4/15/10	USD	521		521		1
CHF	1,094	1,038		4/15/10	USD	1,037		1,037		(1)
EUR	711	960		4/15/10	USD	978		978		18
EUR	2,055	2,776		4/15/10	USD	2,829		2,829		53
HKD	3	—	@	4/1/10	USD	—	@	—	@	— @
HKD	3	—	@	4/1/10	USD	—	@	—	@	— @
JPY	83	1		4/1/10	USD	1		1		— @
JPY	188,482	2,016		4/15/10	USD	2,084		2,084		68
USD	2,396	2,396		4/15/10	AUD	2,628		2,409		13
USD	854	854		4/15/10	AUD	936		858		4
USD	2,549	2,549		4/15/10	EUR	1,856		2,506		(43)
USD	188	188		4/15/10	EUR	137		184		(4)
USD	4,519	4,519		4/15/10	EUR	3,284		4,436		(83)
USD	2,138	2,138		4/15/10	EUR	1,554		2,099		(39)
USD	480	480		4/15/10	GBP	321		487		7
USD	5,555	5,555		4/15/10	JPY	501,782		5,368		(187)
USD	204	204		4/15/10	JPY	18,385		197		(7)
USD	394	394		4/15/10	JPY	35,568		381		(13)
USD	6,143	6,143		4/15/10	JPY	555,914		5,947		(196)
USD	2,244	2,244		4/15/10	JPY	202,819		2,170		(74)
		$35,919						$35,436		$(483)

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
USD	—	United States Dollar

@	Value is less than $500.

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
TOPIX Index	106	$11,083	Jun-10	$704

The Universal Institutional Funds, Inc.

International Magnum Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2010 (unaudited)

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2010. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

		Level 2
		Other	Level 3
	Level 1	significant	Significant
	Quoted	observable	unobservable
	prices	inputs	inputs	Total
Investment Type	(000)	(000)	(000)	(000)
Assets:
Common Stocks
Aerospace & Defense	$1,715	$—	$—	$1,715
Airlines	732	—	—	732
Auto Components	1,332	—	—	1,332
Automobiles	1,196	—	—	1,196
Beverages	1,961	—	—	1,961
Biotechnology	681	—	—	681
Capital Markets	777	—	—	777
Chemicals	2,816	—	—	2,816
Commercial Banks	11,584	—	—	11,584
Commercial Services & Supplies	1,296	—	—	1,296
Construction & Engineering	—	473	—	473
Consumer Discretionary	650	—	—	650
Distributors	709	—	—	709
Diversified Financial Services	1,118	—	—	1,118
Diversified Telecommunication Services	2,166	—	—	2,166
Electric Utilities	1,424	—	—	1,424
Electrical Equipment	1,094	—	—	1,094
Electronic Equipment, Instruments & Components	1,770	—	—	1,770
Food & Staples Retailing	2,864	—	—	2,864
Food Products	2,548	—	—	2,548
Gas Utilities	87	—	—	87
Health Care Equipment & Supplies	1,044	—	—	1,044
Hotels, Restaurants & Leisure	712	—	—	712
Household Durables	381	—	—	381
Household Products	979	—	—	979
Independent Power Producers & Energy Traders	597	—	—	597
Industrial Conglomerates	1,752	—	—	1,752
Insurance	5,827	—	—	5,827
Internet & Catalog Retail	624	—	—	624
Internet Software & Services	616	—	—	616
Machinery	2,059	—	—	2,059
Media	1,075	—	—	1,075
Metals & Mining	5,542	—	—	5,542
Multi-Utilities	610	—	—	610
Oil, Gas & Consumable Fuels	7,186	—	—	7,186
Pharmaceuticals	6,920	—	—	6,920
Professional Services	721	—	—	721
Real Estate Investment Trusts (REITs)	57	—	—	57
Real Estate Management & Development	1,079	—	—	1,079
Road & Rail	420	—	—	420
Software	650	—	—	650
Specialty Retail	1,454	—	—	1,454
Textiles, Apparel & Luxury Goods	693	—	—	693
Tobacco	1,541	—	—	1,541
Wireless Telecommunication Services	2,896	—	—	2,896
Total Common Stocks	83,955	473	—	84,428
Foreign Currency Exchange Contracts	—	164	—	164
Futures Contracts	704	—	—	704
Preferred Stock
Health Care Equipment & Supplies	503	—	—	503
Short-Term Investments
Investment Company	13,681	—	—	13,681
Repurchase Agreement	—	208	—	208
Total Short-Term Investments	13,681	208	—	13,889
Total Assets	98,843	845	—	99,688

Liabilities:
Foreign Currency Exchange Contracts	—	647	—	647
Total Liabilities	—	647	—	647
Total	$98,843	$198	$—	$99,041

The Universal Institutional Funds, Inc.

Mid Cap Growth Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2010 (unaudited)

		Value
	Shares	(000)
Common Stocks (98.0%)
Air Transport (2.1%)
Expeditors International of Washington, Inc.	142,245	$5,252

Alternative Energy (6.6%)
Better Place (a)(b)(c)	457,115	1,371
PetroHawk Energy Corp. (c)	69,681	1,413
Range Resources Corp.	120,701	5,658
Ultra Petroleum Corp. (c)	175,422	8,180
		16,622
Asset Management & Custodian (3.3%)
Greenhill & Co., Inc.	56,756	4,659
T. Rowe Price Group, Inc.	64,614	3,549
		8,208
Biotechnology (2.7%)
Illumina, Inc. (c)	176,557	6,868

Cable Television Services (1.0%)
Discovery Communications, Inc., Class C (c)	89,036	2,619

Casinos & Gambling (4.5%)
Las Vegas Sands Corp. (c)	178,579	3,777
Wynn Resorts Ltd.	100,027	7,585
		11,362
Cement (2.2%)
Martin Marietta Materials, Inc.	53,362	4,459
Texas Industries, Inc.	33,398	1,141
		5,600
Chemicals: Diversified (2.5%)
Intrepid Potash, Inc. (c)	97,628	2,961
Rockwood Holdings, Inc. (c)	123,541	3,289
		6,250
Commercial Services (7.3%)
Corporate Executive Board Co. (The)	75,538	2,008
Intertek Group plc	246,184	5,447
Leucadia National Corp. (c)	203,089	5,039
Monster Worldwide, Inc. (c)	106,672	1,772
New Oriental Education & Technology Group ADR (c)	48,343	4,134
		18,400
Communications Technology (1.1%)
Millicom International Cellular S.A.	30,433	2,713

Computer Services Software & Systems (19.1%)
Akamai Technologies, Inc. (c)	170,688	5,361
Alibaba.com Ltd.	1,891,000	3,804
Autodesk, Inc. (c)	121,793	3,583
Baidu, Inc. ADR (c)	20,688	12,351
Equinix, Inc. (c)	27,479	2,675
IHS, Inc., Class A (c)	59,476	3,180
Rovi Corp. (c)	66,466	2,468
Salesforce.com, Inc. (c)	106,541	7,932
Teradata Corp. (c)	224,595	6,489
		47,843
Computer Technology (0.8%)
Nvidia Corp. (c)	65,531	1,139
Palm, Inc. (c)	264,748	995
		2,134
Consumer Lending (4.4%)
IntercontinentalExchange, Inc. (c)	33,945	3,808
Moody’s Corp.	55,112	1,639
Redecard S.A.	302,625	5,599
		11,046
Diversified Financial Services (1.9%)
Calamos Asset Management, Inc., Class A	132,528	1,900
CIT Group, Inc. (c)	71,559	2,788
		4,688
Diversified Retail (10.7%)
Ctrip.com International Ltd. ADR (c)	241,698	9,475
Fastenal Co.	85,648	4,110
NetFlix, Inc. (c)	37,937	2,797
Priceline.com, Inc. (c)	30,084	7,671
Sears Holdings Corp. (c)	26,095	2,830
		26,883
Education Services (1.5%)
Strayer Education, Inc.	15,665	3,815

Financial Data & Systems (5.9%)
MSCI, Inc., Class A (c)	216,677	7,822
Verisk Analytics, Inc., Class A (c)	245,645	6,927
		14,749
Homebuilding (2.5%)
Gafisa S.A. ADR	196,578	2,701
NVR, Inc. (c)	5,006	3,637
		6,338
Medical & Dental Instruments & Supplies (1.8%)
Techne Corp.	70,997	4,522

Medical Equipment (1.5%)
Intuitive Surgical, Inc. (c)	10,935	3,807

Pharmaceuticals (5.0%)
Allergan, Inc.	46,886	3,063
Gen-Probe, Inc. (c)	103,991	5,199
Mead Johnson Nutrition Co.	83,351	4,337
		12,599
Publishing (1.8%)
Morningstar, Inc. (c)	92,622	4,454

Scientific Instruments: Pollution Control (2.5%)
Covanta Holding Corp. (c)	119,007	1,983
Nalco Holding Co.	173,512	4,221
		6,204
Shipping (1.6%)
C.H. Robinson Worldwide, Inc.	70,661	3,946

Wholesale & International Trade (3.7%)
Li & Fung Ltd.	1,878,100	9,240
Total Common Stocks (Cost $227,898)		246,162

Preferred Stocks (1.1%)
Pharmaceuticals (1.1%)
Ironwood Pharmaceutical, Inc. (Convertible) (a)(b)(c)	96,207	1,202

The Universal Institutional Funds, Inc.

Mid Cap Growth Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2010 (unaudited)

		Value
	Shares	(000)
Pharmaceuticals (cont’d)
Ironwood Pharmaceutical, Inc. (Convertible) (IPO) (a)(b)(c)	116,124	$1,450
Total Preferred Stocks (Cost $2,461)		2,652
Investment Company (1.1%)
Groupe Aeroplan, Inc. (Cost $3,210)	262,171	2,749

Short-Term Investment (0.8%)
Investment Company (0.8%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (d) (Cost $2,034)	2,034,178	2,034
Total Investments (101.0%) (Cost $235,603) +		253,597
Liabilities in Excess of Other Assets (-1.0%)		(2,530)
Net Assets (100%)		$251,067

(a)

At March 31, 2010, the Portfolio held approximately $4,023,000 of fair valued securities, representing 1.6% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Portfolio’s Directors.

(b)	Security has been deemed illiquid at March 31, 2010.
(c)	Non-income producing security.
(d)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended March 31, 2010, advisory fees paid were reduced by approximately $1,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio were recorded as dividends from affiliates and totaled approximately $1,000. For the period ended March 31, 2010, the approximate cost of purchases and sales in the Liquidity Fund were $7,125,000 and $14,477,000, respectively.

@	Value is less than $500.
+

At March 31, 2010, the U.S. Federal income tax cost basis of investments was approximately $235,603,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $17,994,000 of which $48,789,000 related to appreciated securities and $30,795,000 related to depreciated securities.

ADR	American Depositary Receipt

Foreign Currency Exchange Contracts Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
CAD	28	$27	4/1/10	USD	27	$27	$—	@

CAD —	Canadian Dollar
USD —	United States Dollar
@	Value is less than $500.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2010. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

		Level 2
		Other	Level 3
	Level 1	significant	Significant
	Quoted	observable	unobservable
	prices	inputs	inputs	Total
Investment Type	(000)	(000)	(000)	(000)
Assets:
Common Stocks
Air Transport	$5,252	$—	$—	$5,252
Alternative Energy	15,251	—	1,371	16,622
Asset Management & Custodian	8,208	—	—	8,208
Biotechnology	6,868	—	—	6,868
Cable Television Services	2,619	—	—	2,619
Casinos & Gambling	11,362	—	—	11,362
Cement	5,600	—	—	5,600
Chemicals: Diversified	6,250	—	—	6,250
Commercial Services	18,400	—	—	18,400
Communications Technology	2,713	—	—	2,713
Computer Services Software & Systems	47,843	—	—	47,843
Computer Technology	2,134	—	—	2,134
Consumer Lending	11,046	—	—	11,046
Diversified Financial Services	4,688	—	—	4,688
Diversified Retail	26,883	—	—	26,883
Education Services	3,815	—	—	3,815
Financial Data & Systems	14,749	—	—	14,749
Homebuilding	6,338	—	—	6,338
Medical & Dental Instruments & Supplies	4,522	—	—	4,522
Medical Equipment	3,807	—	—	3,807
Pharmaceuticals	12,599	—	—	12,599

The Universal Institutional Funds, Inc.

Mid Cap Growth Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2010 (unaudited)

Fair Value Measurement Information:(cont’d)

		Level 2
		Other		Level 3
	Level 1	significant		Significant
	Quoted	observable		unobservable
	prices	inputs		inputs	Total
Investment Type	(000)	(000)		(000)	(000)
Assets: (cont’d)
Common Stocks (cont’d)
Publishing	$4,454	$—		$—	$4,454
Scientific Instruments: Pollution Control	6,204	—		—	6,204
Shipping	3,946	—		—	3,946
Wholesale & International Trade	9,240	—		—	9,240
Total Common Stocks	244,791	—		1,371	246,162
Investment Company	2,749	—		—	2,749
Preferred Stocks
Pharmaceuticals	—	—		2,652	2,652
Total Preferred Stocks	—	—		2,652	2,652
Short-Term Investment
Investment Company	2,034	—		—	2,034
Total Assets	249,574	—		4,023	253,597

Liabilities:
Foreign Currency Exchange Contracts	—	—	@	—	—	@
Total Liabilities	—	—	@	—	—	@
Total	$249,574	$—	@	$4,023	$253,597

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Common	Preferred
	Stocks	Stocks
	(000)	(000)
Balance as of 12/31/09	$—	$2,117
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	—	(771)
Net purchases (sales)	1,371	1,306
Transfers in for Level 3	—	—
Transfers out of Level 3	—	—
Balance as of 3/31/10	$1,371	$2,652
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 3/31/10.	$—	$(771)

The Universal Institutional Funds, Inc.

Small Company Growth Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2010 (unaudited)

		Value
	Shares	(000)
Common Stocks (95.6%)
Alternative Energy (1.6%)
Better Place (a)(b)(c)	62,616	$188
Contango Oil & Gas Co. (c)	6,775	346
		534
Asset Management & Custodian (4.3%)
Capital Southwest Corp.	927	84
Climate Exchange plc (c)	4,373	33
Greenhill & Co., Inc.	15,823	1,299
		1,416
Biotechnology (0.9%)
Alnylam Pharmaceuticals, Inc. (c)	16,372	279

Casinos & Gambling (1.2%)
Lakes Entertainment, Inc. (c)	18,619	43
Universal Entertainment Corp.	23,800	346
		389
Cement (3.8%)
Eagle Materials, Inc.	27,845	739
Texas Industries, Inc.	15,103	516
		1,255
Chemicals: Diversified (3.0%)
Intrepid Potash, Inc. (c)	13,329	404
Rockwood Holdings, Inc. (c)	22,160	590
		994
Commercial Services (9.0%)
Advisory Board Co. (The) (c)	22,836	719
Corporate Executive Board Co. (The)	8,580	228
CoStar Group, Inc. (c)	19,613	814
Information Services Group, Inc. (c)	48,534	166
MercadoLibre, Inc. (c)	12,887	621
New Oriental Education & Technology Group ADR (c)	4,991	427
		2,975
Communications Technology (2.2%)
GSI Commerce, Inc. (c)	26,250	726

Computer Services Software & Systems (7.3%)
Blackboard, Inc. (c)	10,065	419
comScore, Inc. (c)	10,946	183
Forrester Research, Inc. (c)	23,424	704
Longtop Financial Technologies Ltd. ADR (c)	10,803	348
NetSuite, Inc. (c)	8,527	124
OpenTable, Inc. (c)	16,804	641
		2,419
Computer Technology (0.4%)
Palm, Inc. (c)	36,037	136

Consumer Lending (3.9%)
Interactive Data Corp.	10,129	324
Riskmetrics Group, Inc. (c)	42,723	966
		1,290
Diversified Financial Services (0.3%)
GLG Partners, Inc. (c)	36,091	111

Diversified Media (0.4%)
CKX, Inc. (c)	22,849	140

Diversified Retail (8.2%)
Blue Nile, Inc. (c)	21,967	1,209
Citi Trends, Inc. (c)	17,588	570
Ctrip.com International Ltd. ADR (c)	12,528	491
Dena Co., Ltd.	57	422
		2,692
Education Services (0.7%)
Ambassadors Group, Inc.	20,880	231

Electrical Components (1.3%)
Cogent Communications Group, Inc. (c)	40,406	421

Engineering & Contracting Services (1.8%)
Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR	15,962	591

Entertainment (2.6%)
Vail Resorts, Inc. (c)	21,181	849

Financial Data & Systems (3.1%)
MSCI, Inc., Class A (c)	28,630	1,034

Health Care Services (2.4%)
athenahealth, Inc. (c)	21,856	799

Homebuilding (3.1%)
Brookfield Incorporacoes S.A.	105,699	469
Gafisa S.A. ADR	40,218	553
		1,022
Hotel/Motel (1.3%)
Gaylord Entertainment Co. (c)	8,197	240
Mandarin Oriental International Ltd.	128,100	179
		419
Insurance: Multi-Line (3.3%)
Greenlight Capital Re Ltd., Class A (c)	31,849	850
Pico Holdings, Inc. (c)	6,399	238
		1,088
Medical & Dental Instruments & Supplies (3.7%)
Techne Corp.	19,188	1,222

Metals & Minerals: Diversified (0.4%)
Lynas Corp., Ltd. (c)	278,800	124

Oil: Crude Producers (2.9%)
Atlas Energy, Inc. (c)	24,065	749
GMX Resources, Inc. (c)	26,403	217
		966
Pharmaceuticals (2.1%)
Gen-Probe, Inc. (c)	13,941	697

Printing & Copying Services (2.1%)
VistaPrint NV (c)	12,035	689

Publishing (1.7%)
Morningstar, Inc. (c)	11,881	571

Real Estate Investment Trusts (REIT) (0.3%)
Consolidated-Tomoka Land Co.	2,698	85

Restaurants (5.3%)
BJ’s Restaurants, Inc. (c)	21,309	497
P.F. Chang’s China Bistro, Inc. (c)	28,462	1,256
		1,753
Semi-Conductors/Components (2.1%)
Tessera Technologies, Inc. (c)	34,644	703

Technology — Miscellaneous (0.9%)
iRobot Corp. (c)	14,376	218
Market Leader, Inc. (c)	21,500	43

The Universal Institutional Funds, Inc.

Small Company Growth Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2010 (unaudited)

		Value
	Shares	(000)
Technology — Miscellaneous (cont’d)
Rediff.com India Ltd. ADR (c)	16,448	$43
		304
Textiles: Apparel & Shoes (3.2%)
Lululemon Athletica, Inc. (c)	25,490	1,058

Transportation — Miscellaneous (0.6%)
Integrated Distribution Services Group Ltd.	98,000	179

Utilities: Electrical (4.2%)
Brookfield Infrastructure Partners LP	50,751	893
Prime Infrastructure Group (c)	145,211	486
		1,379
Total Common Stocks (Cost $32,280)		31,540

Preferred Stocks (3.9%)
Biotechnology (0.6%)
Pacific Biosciences of California, Inc. (Convertible) (a)(b)(c)	28,120	197

Communications Technology (1.0%)
Twitter, Inc. (a)(b)(c)	10,483	168
Xoom Corp. (a)(b)(c)	56,405	161
		329
Diversified Financial Services (0.8%)
Ning, Inc. (Convertible) (a)(b)(c)	30,861	272

Pharmaceuticals (1.5%)
Ironwood Pharmaceutical, Inc. (Convertible) (a)(b)(c)	36,808	460
Ironwood Pharmaceutical, Inc. (Convertible) (IPO) (a)(b)(c)	1,530	19
		479
Total Preferred Stocks (Cost $994)		1,277

Short-Term Investment (1.3%)
Investment Company (1.3%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (d) (Cost $444)	444,261	444
Total Investments (100.8%) (Cost $33,718) +		33,261
Liabilities in Excess of Other Assets (-0.8%)		(262)
Net Assets (100%)		$32,999

(a)                                  At March 31, 2010, the Portfolio held approximately $1,465,000 of fair valued securities, representing 4.4% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Portfolio’s Directors.

(b)                                 Security has been deemed illiquid at March 31, 2010.

(c)                                  Non-income producing security.

(d)                                 The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended March 31, 2010, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio were recorded as dividends from affiliates and totaled less than $500. For the period ended March 31, 2010, the approximate cost of purchases and sales in the Liquidity Fund were $1,628,000 and $1,415,000, respectively.

+                                         At March 31, 2010, the U.S. Federal income tax cost basis of investments was approximately $33,718,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $457,000 of which $5,398,000 related to appreciated securities and $5,855,000 related to depreciated securities.

ADR                     American Depositary Receipt

The Universal Institutional Funds, Inc.

Small Company Growth Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2010 (unaudited)

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2010. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

		Level 2
		Other	Level 3
	Level 1	significant	Significant
	Quoted	observable	unobservable
	prices	inputs	inputs	Total
Investment Type	(000)	(000)	(000)	(000)
Assets:
Common Stocks
Alternative Energy	$346	$—	$188	$534
Asset Management & Custodian	1,416	—	—	1,416
Biotechnology	279	—	—	279
Casinos & Gambling	389	—	—	389
Cement	1,255	—	—	1,255
Chemicals: Diversified	994	—	—	994
Commercial Services	2,975	—	—	2,975
Communications Technology	726	—	—	726
Computer Services Software & Systems	2,419	—	—	2,419
Computer Technology	136	—	—	136
Consumer Lending	1,290	—	—	1,290
Diversified Financial Services	111	—	—	111
Diversified Media	140	—	—	140
Diversified Retail	2,692	—	—	2,692
Education Services	231	—	—	231
Electrical Components	421	—	—	421
Engineering & Contracting Services	591	—	—	591
Entertainment	849	—	—	849
Financial Data & Systems	1,034	—	—	1,034
Health Care Services	799	—	—	799
Homebuilding	1,022	—	—	1,022
Hotel/Motel	419	—	—	419
Insurance: Multi-Line	1,088	—	—	1,088
Medical & Dental Instruments & Supplies	1,222	—	—	1,222
Metals & Minerals: Diversified	124	—	—	124
Oil: Crude Producers	966	—	—	966
Pharmaceuticals	697	—	—	697
Printing & Copying Services	689	—	—	689
Publishing	571	—	—	571
Real Estate Investment Trusts (REIT)	85	—	—	85
Restaurants	1,753	—	—	1,753
Semi-Conductors/Components	703	—	—	703
Technology — Miscellaneous	304	—	—	304
Textiles: Apparel & Shoes	1,058	—	—	1,058
Transportation — Miscellaneous	179	—	—	179
Utilities: Electrical	1,379	—	—	1,379
Total Common Stocks	31,352	—	188	31,540
Preferred Stocks
Biotechnology	—	—	197	197
Communications Technology	—	—	329	329
Diversified Financial Services	—	—	272	272
Pharmaceuticals	—	—	479	479
Total Preferred Stocks	—	—	1,277	1,277
Short-Term Investment
Investment Company	444	—	—	444
Total Assets	31,796	—	1,465	33,261

Total	$31,796	$—	$1,465	$33,261

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Common	Preferred
	Stocks	Stocks
	(000)	(000)
Balance as of 12/31/09	$—	$1,446
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	—	(348)
Net purchases (sales)	188	179
Transfers in for Level 3	—	—
Transfers out of Level 3	—	—
Balance as of 3/31/10	$188	$1,277
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 3/31/10.	$—	$(348)

The Universal Institutional Funds, Inc.

U.S. Mid Cap Value Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2010 (unaudited)

		Value
	Shares	(000)
Common Stocks (95.0%)
Aerospace & Defense (4.1%)
Goodrich Corp.	170,900	$12,052

Auto Components (2.2%)
Lear Corp. (a)	83,200	6,602

Automobiles (2.3%)
Harley-Davidson, Inc.	246,365	6,915

Beverages (1.5%)
Coca-Cola Enterprises, Inc.	162,900	4,506

Building Products (2.3%)
Lennox International, Inc.	154,500	6,847

Capital Markets (4.8%)
Charles Schwab Corp. (The)	324,100	6,058
Northern Trust Corp.	147,076	8,127
		14,185
Chemicals (5.0%)
PPG Industries, Inc.	93,100	6,089
Valspar Corp.	302,530	8,918
		15,007
Commercial Banks (4.3%)
BB&T Corp.	220,800	7,152
Comerica, Inc.	151,600	5,767
		12,919
Commercial Services & Supplies (3.7%)
Avery Dennison Corp.	305,200	11,112

Computers & Peripherals (2.2%)
Diebold, Inc.	208,860	6,633

Containers & Packaging (2.2%)
Sonoco Products Co.	208,700	6,426

Electric Utilities (4.1%)
Edison International	188,500	6,441
Great Plains Energy, Inc.	311,700	5,788
		12,229
Electronic Equipment, Instruments & Components (2.4%)
Flextronics International Ltd. (a)	901,248	7,066

Food & Staples Retailing (2.5%)
Sysco Corp.	248,900	7,343

Food Products (2.4%)
ConAgra Foods, Inc.	289,860	7,267

Health Care Equipment & Supplies (3.1%)
Beckman Coulter, Inc.	146,670	9,211

Health Care Providers & Services (6.9%)
Brookdale Senior Living, Inc. (a)	485,100	10,105
HealthSouth Corp. (a)	241,786	4,521
Henry Schein, Inc. (a)	102,900	6,061
		20,687
Hotels, Restaurants & Leisure (1.9%)
Darden Restaurants, Inc.	125,700	5,599

Household Durables (2.4%)
Newell Rubbermaid, Inc.	466,580	7,092

Industrial Materials; Tools & Hardware (3.2%)
Snap-On, Inc.	217,200	9,413

Information Technology Services (3.2%)
Fidelity National Information Services, Inc.	412,100	9,660

Insurance (8.9%)
ACE Ltd.	180,699	9,450
Marsh & McLennan Cos., Inc.	256,631	6,267
Willis Group Holdings plc	350,100	10,955
		26,672
Machinery (4.0%)
Pentair, Inc.	331,920	11,823

Multi-Utilities (1.9%)
Wisconsin Energy Corp.	116,097	5,736

Office Electronics (3.7%)
Zebra Technologies Corp., Class A (a)	374,800	11,094

Oil, Gas & Consumable Fuels (6.0%)
El Paso Corp.	671,170	7,276
Pioneer Natural Resources Co.	123,600	6,961
Williams Cos., Inc. (The)	161,600	3,733
		17,970
Personal Products (1.0%)
Estee Lauder Cos., Inc. (The), Class A	47,200	3,062

Real Estate Investment Trusts (REITs) (1.3%)
Weingarten Realty Investors REIT	184,300	3,973

Thrifts & Mortgage Finance (1.5%)
Washington Federal, Inc.	222,200	4,515
Total Common Stocks (Cost $269,482)		283,616

Short-Term Investment (4.9%)
Investment Company (4.9%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (b) (Cost $14,671)	14,670,606	14,671
Total Investments (99.9%) (Cost $284,153) +		298,287
Other Assets in Excess of Liabilities (0.1%)		154
Net Assets (100%)		$298,441

(a)	Non-income producing security.
(b)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended March 31, 2010, advisory fees paid were reduced by approximately $2,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio were recorded as dividends from affiliates and totaled approximately $4,000. For the period ended March 31, 2010, the approximate cost of purchases and sales in the Liquidity Fund were $17,472,000 and $13,199,000, respectively.

+

At March 31, 2010, the U.S. Federal income tax cost basis of investments was approximately $284,153,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $14,134,000 of which $31,017,000 related to appreciated securities and $16,883,000 related to depreciated securities.

The Universal Institutional Funds, Inc.

U.S. Mid Cap Value Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2010

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2010. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

		Level 2
		Other	Level 3
	Level 1	significant	Significant
	Quoted	observable	unobservable
	prices	inputs	inputs	Total
Investment Type	(000)	(000)	(000)	(000)
Assets:
Common Stocks
Aerospace & Defense	$12,052	$—	$—	$12,052
Auto Components	6,602	—	—	6,602
Automobiles	6,915	—	—	6,915
Beverages	4,506	—	—	4,506
Building Products	6,847	—	—	6,847
Capital Markets	14,185	—	—	14,185
Chemicals	15,007	—	—	15,007
Commercial Banks	12,919	—	—	12,919
Commercial Services & Supplies	11,112	—	—	11,112
Computers & Peripherals	6,633	—	—	6,633
Containers & Packaging	6,426	—	—	6,426
Electric Utilities	12,229	—	—	12,229
Electronic Equipment, Instruments & Components	7,066	—	—	7,066
Food & Staples Retailing	7,343	—	—	7,343
Food Products	7,267	—	—	7,267
Health Care Equipment & Supplies	9,211	—	—	9,211
Health Care Providers & Services	20,687	—	—	20,687
Hotels, Restaurants & Leisure	5,599	—	—	5,599
Household Durables	7,092	—	—	7,092
Industrial Materials; Tools & Hardware	9,413	—	—	9,413
Information Technology Services	9,660	—	—	9,660
Insurance	26,672	—	—	26,672
Machinery	11,823	—	—	11,823
Multi-Utilities	5,736	—	—	5,736
Office Electronics	11,094	—	—	11,094
Oil, Gas & Consumable Fuels	17,970	—	—	17,970
Personal Products	3,062	—	—	3,062
Real Estate Investment Trusts (REITs)	3,973	—	—	3,973
Thrifts & Mortgage Finance	4,515	—	—	4,515
Total Common Stocks	283,616	—	—	283,616
Short-Term Investment
Investment Company	14,671	—	—	14,671
Total Assets	298,287	—	—	298,287

Total	$298,287	$—	$—	$298,287

The Universal Institutional Funds, Inc.

U.S. Real Estate Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2010 (unaudited)

		Value
	Shares	(000)
Common Stocks (97.3%)
Diversified (9.1%)
Cousins Properties, Inc. REIT	462,778	$3,846
Forest City Enterprises, Inc., Class A (a)	706,493	10,180
Vornado Realty Trust REIT	462,474	35,009
		49,035
Health Care (12.9%)
Assisted Living Concepts, Inc., Class A (a)	192,065	6,307
Capital Senior Living Corp. (a)	136,868	720
Extendicare REIT	30,642	316
HCP, Inc. REIT	599,148	19,772
Healthcare Realty Trust, Inc. REIT	467,769	10,894
LTC Properties, Inc. REIT	35,054	949
Nationwide Health Properties, Inc. REIT	16,505	580
Senior Housing Properties Trust REIT	875,265	19,387
Ventas, Inc. REIT	221,944	10,538
		69,463
Industrial (3.6%)
AMB Property Corp. REIT	228,760	6,231
Cabot Industrial Value Fund, LP (a)(b)(c)(d)	11,760	4,822
DCT Industrial Trust, Inc. REIT	641,101	3,353
Keystone Industrial Fund, LP (a)(b)(c)(d)	6,300,000	5,219
		19,625
Lodging/Resorts (9.3%)
DiamondRock Hospitality Co. REIT (a)	512	5
Host Hotels & Resorts, Inc. REIT	1,587,922	23,263
Morgans Hotel Group Co. (a)	336,487	2,157
Pebblebrook Hotel Trust REIT (a)	84,800	1,783
Starwood Hotels & Resorts Worldwide, Inc.	492,151	22,954
		50,162
Office (10.2%)
Boston Properties, Inc. REIT	349,627	26,376
BRCP REIT I, LLC (a)(b)(c)(d)	2,928,671	1,098
BRCP REIT II, LLC (a)(b)(c)(d)	5,557,698	1,945
Brookfield Properties Corp.	935,436	14,368
Douglas Emmett, Inc. REIT	8,870	136
HRPT Properties Trust REIT	104,250	811
Kilroy Realty Corp. REIT	72,323	2,231
Lexington Realty Trust REIT	7,830	51
Mack-Cali Realty Corp. REIT	233,441	8,229
		55,245
Office/Industrial — Mixed (2.0%)
Duke Realty Corp. REIT	214,632	2,662
Liberty Property Trust REIT	131,841	4,475
PS Business Parks, Inc. REIT	71,637	3,825
		10,962
Regional Malls (11.7%)
Macerich Co. (The) REIT	15,399	590
Simon Property Group, Inc. REIT	699,201	58,663
Taubman Centers, Inc. REIT	102,312	4,084
		63,337
Residential Apartments (17.5%)
Apartment Investment & Management Co., Class A REIT	105,966	1,951
AvalonBay Communities, Inc. REIT	269,805	23,298
Camden Property Trust REIT	250,634	10,434
Equity Residential REIT	1,352,458	52,949
Essex Property Trust, Inc. REIT	8,211	738
Post Properties, Inc. REIT	221,077	4,868
		94,238
Residential Manufactured Homes (2.2%)
Equity Lifestyle Properties, Inc. REIT	219,894	11,848

Self Storage (6.1%)
Public Storage REIT	326,956	30,077
Sovran Self Storage, Inc. REIT	72,952	2,543
		32,620
Shopping Centers (7.6%)
Acadia Realty Trust REIT	244,156	4,361
Equity One, Inc. REIT	12,155	229
Federal Realty Investment Trust REIT	151,863	11,057
Kite Realty Group Trust REIT	137,764	652
Regency Centers Corp. REIT	555,441	20,812
Retail Opportunity Investments Corp. (a)	383,767	3,884
		40,995
Specialty (5.1%)
Colony Financial, Inc. REIT	111,470	2,229
CreXus Investment Corp. REIT	103,470	1,383
Digital Realty Trust, Inc. REIT	44,704	2,423
Plum Creek Timber Co., Inc. REIT	400,826	15,596
Rayonier, Inc. REIT	55,875	2,539
Starwood Property Trust, Inc. REIT	161,741	3,122
		27,292
Total Common Stocks (Cost $460,716)		524,822

Short-Term Investment (3.7%)
Investment Company (3.7%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (e) (Cost $19,842)	19,842,042	19,842
Total Investments (101.0%) (Cost $480,558) +		544,664
Liabilities in Excess of Other Assets (-1.0%)		(5,458)
Net Assets (100%)		$539,206

(a)	Non-income producing security.

The Universal Institutional Funds, Inc.

U.S. Real Estate Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2010 (unaudited)

(b)

At March 31, 2010, the Portfolio held approximately $13,084,000 of fair valued securities, representing 2.4% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Portfolio’s Directors.

(c)

Restricted security valued at fair value and not registered under the Securities Act of 1933. BRCP REIT I, LLC was acquired between 12/04 - 5/08 and has a current cost basis of $1,169,000. BRCP REIT II, LLC was acquired between 1/07 - 1/10 and has a current cost basis of $5,558,000. Cabot Industrial Value Fund, LP was acquired between 3/07 - 5/09 and has a current cost basis of $5,880,000. Keystone Industrial Fund LP was acquired between 3/07 - 11/09 and has a current cost basis of $5,306,000. At March 31, 2010, these securities had an aggregate market value of $13,084,000 representing 2.4% of net assets.

(d)	Security has been deemed illiquid at March 31, 2010.
(e)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended March 31, 2010, advisory fees paid were reduced by approximately $3,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio were recorded as dividends from affiliates and totaled approximately $4,000. For the period ended March 31, 2010, the approximate cost of purchases and sales in the Liquidity Fund were $19,611,000 and $17,051,000, respectively.

+

At March 31, 2010, the U.S. Federal income tax cost basis of investments was approximately $480,558,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $64,106,000 of which $88,841,000 related to appreciated securities and $24,735,000 related to depreciated securities.

REIT	Real Estate Investment Trust

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2010. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

		Level 2
		Other	Level 3
	Level 1	significant	Significant
	Quoted	observable	unobservable
	prices	inputs	inputs	Total
Investment Type	(000)	(000)	(000)	(000)
Assets:
Common Stocks
Diversified	$49,035	$—	$—	$49,035
Health Care	69,463	—	—	69,463
Industrial	9,584	—	10,041	19,625
Lodging/Resorts	50,162	—	—	50,162
Office	52,202	—	3,043	55,245
Office/Industrial - Mixed	10,962	—	—	10,962
Regional Malls	63,337	—	—	63,337
Residential Apartments	94,238	—	—	94,238
Residential Manufactured Homes	11,848	—	—	11,848
Self Storage	32,620	—	—	32,620
Shopping Centers	40,995	—	—	40,995
Specialty	27,292	—	—	27,292
Total Common Stocks	511,738	—	13,084	524,822
Short-Term Investment
Investment Company	19,842	—	—	19,842
Total Assets	531,580	—	13,084	544,664

Total	$531,580	$—	$13,084	$544,664

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Common Stocks (000)
Balance as of 12/31/09	$12,835
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(506)
Net purchases (sales)	755
Transfers in for Level 3	—
Transfers out of Level 3	—
Balance as of 3/31/10	$13,084
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 3/31/10.	$(506)

The Universal Institutional Funds, Inc.

Value Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2010 (unaudited)

		Value
	Shares	(000)
Common Stocks (96.0%)
Aerospace & Defense (0.8%)
Honeywell International, Inc.	4,400	$199

Beverages (1.5%)
Coca-Cola Co. (The)	5,100	281
PepsiCo., Inc.	1,200	79
		360
Capital Markets (3.3%)
Bank of New York Mellon Corp. (The)	16,060	496
Goldman Sachs Group, Inc. (The)	1,300	222
State Street Corp.	2,100	95
		813
Chemicals (0.7%)
E.I. du Pont de Nemours & Co.	4,368	163

Commercial Banks (3.1%)
PNC Financial Services Group, Inc.	5,100	305
U.S. Bancorp	6,600	171
Wells Fargo & Co.	9,300	289
		765
Communications Equipment (1.1%)
Cisco Systems, Inc. (a)	10,600	276

Computers & Peripherals (2.0%)
Dell, Inc. (a)	14,752	221
Hewlett-Packard Co.	5,100	271
		492
Diversified Financial Services (6.5%)
Bank of America Corp.	35,008	625
Citigroup, Inc. (a)	55,600	225
JPMorgan Chase & Co.	16,500	738
Primerica, Inc. (a)	400	6
		1,594
Diversified Telecommunication Services (3.4%)
AT&T, Inc.	13,100	339
Verizon Communications, Inc.	16,100	499
		838
Electrical Equipment (0.6%)
Emerson Electric Co.	3,200	161

Electronic Equipment, Instruments & Components (0.5%)
Cognex Corp.	3,100	57
Flextronics International Ltd. (a)	7,500	59
		116
Energy Equipment & Services (1.6%)
Halliburton Co.	13,103	395

Food & Staples Retailing (3.5%)
CVS Caremark Corp.	8,100	296
Wal-Mart Stores, Inc.	10,000	556
		852
Food Products (3.9%)
Kraft Foods, Inc., Class A	18,057	546
Unilever N.V. (NY Shares)	13,800	416
		962
Health Care Equipment & Supplies (0.4%)
Boston Scientific Corp. (a)	12,500	90

Health Care Providers & Services (3.2%)
Cardinal Health, Inc.	11,700	422
UnitedHealth Group, Inc.	5,800	189
WellPoint, Inc. (a)	2,900	187
		798
Household Products (0.4%)
Procter & Gamble Co. (The)	1,600	101

Industrial Conglomerates (1.4%)
General Electric Co.	18,500	337

Information Technology Services (0.8%)
Accenture plc, Class A	3,100	130
Western Union Co. (The)	3,800	65
		195
Insurance (11.3%)
Aflac, Inc.	2,200	119
Berkshire Hathaway, Inc., Class B (a)	3,600	293
Chubb Corp.	23,280	1,207
MetLife, Inc.	7,800	338
Torchmark Corp.	4,500	241
Travelers Cos., Inc. (The)	10,720	578
		2,776
Internet Software & Services (4.2%)
eBay, Inc. (a)	26,500	714
Yahoo!, Inc. (a)	20,100	332
		1,046
Machinery (0.9%)
Ingersoll-Rand plc	6,400	223

Media (13.8%)
Comcast Corp., Class A	54,011	1,016
DIRECTV, Class A (a)	8,481	287
News Corp., Class B	22,900	390
Time Warner Cable, Inc.	6,106	325
Time Warner, Inc.	12,333	386
Viacom, Inc., Class B (a)	29,350	1,009
		3,413
Metals & Mining (0.8%)
Alcoa, Inc.	13,700	195

Multiline Retail (1.6%)
J.C. Penney Co., Inc.	5,900	190
Macy’s, Inc.	4,838	105
Target Corp.	1,800	95
		390
Multi-Utilities (0.3%)
Sempra Energy	1,400	70

Oil, Gas & Consumable Fuels (5.5%)
BP plc ADR	3,200	183
Chevron Corp.	5,700	432
ConocoPhillips	5,900	302
Royal Dutch Shell plc ADR	4,200	243
Total S.A. ADR	3,300	191
		1,351
Paper & Forest Products (2.4%)
International Paper Co.	24,301	598

Pharmaceuticals (9.6%)
Abbott Laboratories	3,200	169
Bristol-Myers Squibb Co.	21,780	582
Eli Lilly & Co.	7,300	264
GlaxoSmithKline plc ADR	3,000	116
Merck & Co., Inc.	12,272	458
Pfizer, Inc.	34,587	593

The Universal Institutional Funds, Inc.

Value Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2010 (unaudited)

		Value
	Shares	(000)
Pharmaceuticals (cont’d)
Roche Holding AG ADR	4,300	$174
		2,356
Semiconductors & Semiconductor Equipment (2.0%)
Intel Corp.	15,600	347
KLA-Tencor Corp.	4,400	136
		483
Software (0.3%)
Microsoft Corp.	2,900	85

Specialty Retail (2.0%)
Home Depot, Inc.	8,100	262
Lowe’s Cos., Inc.	9,300	225
		487
Tobacco (1.8%)
Altria Group, Inc.	9,600	197
Philip Morris International, Inc.	4,900	256
		453
Wireless Telecommunication Services (0.8%)
Vodafone Group plc ADR	8,100	189
Total Common Stocks (Cost $22,161)		23,622

Short-Term Investment (4.0%)
Investment Company (4.0%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (b) (Cost $994)	994,428	994
Total Investments (100.0%) (Cost $23,155) +		24,616
Other Assets in Excess of Liabilities (0.0%)		11
Net Assets (100%)		$24,627

(a)	Non-income producing security.
(b)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended March 31, 2010, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio were recorded as dividends from affiliates and totaled less than $500. For the period ended March 31, 2010, the approximate cost of purchases and sales in the Liquidity Fund were $1,394,000 and $1,068,000, respectively.

+

At March 31, 2010, the U.S. Federal income tax cost basis of investments was approximately $23,155,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $1,461,000 of which $2,943,000 related to appreciated securities and $1,482,000 related to depreciated securities.

ADR	American Depositary Receipt

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2010. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

		Level 2
		Other	Level 3
	Level 1	significant	Significant
	Quoted	observable	unobservable
	prices	inputs	inputs	Total
Investment Type	(000)	(000)	(000)	(000)
Assets:
Common Stocks
Aerospace & Defense	$199	$—	$—	$199
Beverages	360	—	—	360
Capital Markets	813	—	—	813
Chemicals	163	—	—	163
Commercial Banks	765	—	—	765
Communications Equipment	276	—	—	276
Computers & Peripherals	492	—	—	492
Diversified Financial Services	1,594	—	—	1,594
Diversified Telecommunication Services	838	—	—	838
Electrical Equipment	161	—	—	161
Electronic Equipment, Instruments & Components	116	—	—	116
Energy Equipment & Services	395	—	—	395
Food & Staples Retailing	852	—	—	852
Food Products	962	—	—	962
Health Care Equipment & Supplies	90	—	—	90
Health Care Providers & Services	798	—	—	798
Household Products	101	—	—	101
Industrial Conglomerates	337	—	—	337
Information Technology Services	195	—	—	195
Insurance	2,776	—	—	2,776
Internet Software & Services	1,046	—	—	1,046
Machinery	223	—	—	223
Media	3,413	—	—	3,413
Metals & Mining	195	—	—	195
Multiline Retail	390	—	—	390
Multi-Utilities	70	—	—	70
Oil, Gas & Consumable Fuels	1,351	—	—	1,351
Paper & Forest Products	598	—	—	598
Pharmaceuticals	2,182	174	—	2,356
Semiconductors & Semiconductor Equipment	483	—	—	483
Software	85	—	—	85
Specialty Retail	487	—	—	487

The Universal Institutional Funds, Inc.

Value Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2010 (unaudited)

Fair Value Measurement Information:(cont’d)

		Level 2
		Other	Level 3
	Level 1	significant	Significant
	Quoted	observable	unobservable
	prices	inputs	inputs	Total
Investment Type	(000)	(000)	(000)	(000)
Assets: (cont’d)
Common Stocks (cont’d)
Tobacco	$453	$—	$—	$453
Wireless Telecommunication Services	189	—	—	189
Total Common Stocks	23,448	174	—	23,622
Short-Term Investment
Investment Company	994	—	—	994
Total Assets	24,442	174	—	24,616

Total	$24,442	$174	$—	$24,616

Notes to Portfolio of Investments (unaudited)

In accordance with FASB ASC 820 “Fair Value Measurements and Disclosure” (“ASC 820”) (formerly known as SFAS 157), fair value is defined as the price that the Portfolios would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value the Portfolios’ investments. The inputs are summarized in the three broad levels listed below:

• Level 1 –       quoted prices in active markets for identical securities

• Level 2 –       other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 –       significant unobservable inputs (including each Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Valuation: Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors (the “Directors”) determines such valuation does not reflect the securities’ market value, in which case these securities will be valued at their fair value as determined by the Directors.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (“NYSE”). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Directors.

Item 2. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3. Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Universal Institutional Funds, Inc.
By:	/s/ Randy Takian
Name:	Randy Takian
Title:	Principal Executive Officer
Date:	May 17, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randy Takian
Name:	Randy Takian
Title:	Principal Executive Officer
Date:	May 17, 2010

By:	/s/ Frank Smith
Name:	Frank Smith
Title:	Principal Financial Officer
Date:	May 17, 2010